Securities Act Registration No. 333-41461
                                       Investment Company Act Reg. No. 811-08529

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|

                         Pre-Effective Amendment No.           |_|
                         Post-Effective Amendment No.   33     |X|
                                                      ------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|

                         Amendment No.   36                    |X|
                                       ------

                        (Check appropriate box or boxes.)

                    MONTEAGLE FUNDS (FORMERLY MEMORIAL FUNDS)
               (Exact Name of Registrant as Specified in Charter)

          209 Tenth Avenue South, Suite 332, Nashville, Tennessee 37203
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 459-9084

                           Paul B. Ordonio, President
                        209 Tenth Avenue South, Suite 332
                           Nashville, Tennessee 37203
                     (Name and Address of Agent for Service)

                                  With Copy To:

                             Charles W. Lutter, Jr.
                          Attorney And Counselor At Law
                                 103 Canyon Oaks
                            San Antonio, Texas 78232

It is proposed that this filing will become effective (check appropriate box)
|_|   immediately upon filing pursuant to paragraph (b)
|_|   on (date) pursuant to paragraph (b)
|_|   60 days after filing pursuant to paragraph (a)(1)
|X|   on (05/01/09) pursuant to paragraph (a)(1)
|_|   75 days after filing pursuant to paragraph (a)(2)
|_|   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               [GRAPHIC OMITTED]

                  MONTEAGLE
                  FIXED INCOME FUND


                  PROSPECTUS
                  MAY 1, 2009


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                 ---------------
                                                                  [LOGO OMITTED]
                                                                 MONTEAGLE FUNDS
                                                                 ---------------

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TABLE OF CONTENTS
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RISK/RETURN SUMMARY ........................................................   1

PERFORMANCE ................................................................   3

FEE TABLE ..................................................................   5

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS ......................   6

MANAGEMENT .................................................................   8

YOUR ACCOUNT ...............................................................  13

DISTRIBUTIONS AND TAXES ....................................................  23

FINANCIAL HIGHLIGHTS .......................................................  24

NOTICE OF PRIVACY POLICY AND PROCEDURES ....................   INSIDE BACK COVER

FOR MORE INFORMATION ..............................................   BACK COVER

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RISK/RETURN SUMMARY
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INVESTMENT OBJECTIVE

The investment objective of the Monteagle Fixed Income Fund (the "Fund") is total return. The Fund will provide shareholders with at least 60 days notice before changing this objective.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities. Under normal circumstances, at least 80% of the Fund's net assets will be fixed income securities, including U.S. government securities, securities issued by agencies of the U.S. government, mortgage-backed securities, taxable municipal bonds and corporate debt securities, with no more than 70% in any one category. The Fund, based on assessment of market conditions, will either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The securities purchased may have maturities ranging from overnight to 30 years.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the Fund and the Fund could underperform other investments. The principal risks of investing in the Fund include:

      o The Fund's share price, yield and total return will fluctuate in response to bond market movements.

      o The value of most bonds will fall when interest rates rise; the longer a bond's maturity and the lower its credit quality, the more its value typically falls.

      o The default of an issuer could leave the Fund with unpaid interest or principal. In this regard, it is important to note that debt and/or mortgage-backed securities issued by entities such as Freddie Mac, Fannie Mae and FHLB, although chartered or sponsored by Congress and whether or not funded by the U.S. Government, are neither guaranteed nor insured by the U.S. Government.

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CONCEPTS TO UNDERSTAND

A DEBT OR FIXED INCOME SECURITY is a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money at set intervals as well as repay the principal amount of the security at its maturity.

MATURITY means the date at which a debt security is due and payable.

DURATION is a measure of a security's average life that reflects the present value of the security's cash flow. Prices of securities with longer durations will fluctuate more in response to changes in interest rates. A duration of 5, for example, means the price of the bond will change by approximately 5% for a 1% change in yield.

UNITED STATES GOVERNMENT SECURITY is a debt security issued by the United States or any of its agencies or instrumentalities such as the Government National Mortgage Association.
--------------------------------------------------------------------------------


               Monteagle Funds - Monteagle Fixed Income Fund Prospectus - Page 1

      o The Fund may invest in mortgage-backed and other similar securities. A decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts.

      o The Sub-adviser's judgment as to the value of a bond may prove to be wrong.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

      o You are a long term investor seeking a fund with an income and capital appreciation strategy

      o You are an investor seeking to diversify your holdings with bonds and other fixed income securities

      o You are an investor seeking higher potential returns than a money market fund

      o You are an investor willing to accept fluctuations in the value of your investment.

The Fund may NOT be appropriate for you if:

      o You want an investment that pursues stock market trends or focuses only on particular sectors or industries

      o     You are pursuing a short-term goal or investing emergency reserves


Page 2 - Monteagle Funds - Monteagle Fixed Income Fund Prospectus

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PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of bond market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return(1) of the Fund for each full calendar year that the Fund has operated.

                              [BAR CHART OMITTED]

         11.31%  7.98%   9.31%   2.48%   1.68%   0.62%   2.99%   6.15%
          2000    2001    2002    2003    2004    2005    2006    2007

(1) The Fund acquired all the assets and liabilities of the Monteagle Fixed Income Fund, a series of Unified Series Trust (the "Predecessor Fund"), in a tax-free reorganization effective as of July 14, 2006. The Fund is a continuation of the Predecessor Fund and, therefore, the bar chart reflects the Predecessor Fund's returns.

The Fund's year-to-date total return through September 30, 2008 is 0.81%.

During the period shown in the bar chart, the highest return for a quarter was 5.76% (for the quarter ended September 30, 2001) and the lowest return was -2.60% (for the quarter ended June 30, 2004). The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.


               Monteagle Funds - Monteagle Fixed Income Fund Prospectus - Page 3

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2007

The following table shows how the Fund's average annual total returns compare to those of the Barclays Capital Intermediate U.S. Government/Credit Bond Index (formerly the Lehman Brothers Intermediate U.S. Government/Credit Bond Index). The table also presents the impact of taxes on the Fund's returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account ("IRA") or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

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                                                              SINCE INCEPTION
MONTEAGLE FIXED INCOME FUND(1)          1 YEAR    5 YEARS   (DECEMBER 20, 1999)
--------------------------------------------------------------------------------
Return Before Taxes                      6.15%     2.84%           5.25%

Return After Taxes on Distributions      4.65%     1.19%           3.39%

Return After Taxes on Distributions
and Sale of Fund Shares                  3.97%     1.48%           3.39%

BARCLAYS CAPITAL INTERMEDIATE U.S.
GOVERNMENT/CREDIT BOND INDEX(2)
(reflects no deduction for fees,
expenses, or taxes)                      7.23%     4.44%           6.11%
--------------------------------------------------------------------------------

(1) Performance reflects fee waivers by the Fund's investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.

(2) The Barclays Capital Intermediate U.S. Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. Treasury securities and government-related and investment-grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years.


Page 4 - Monteagle Funds - Monteagle Fixed Income Fund Prospectus

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FEE TABLE
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The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Fund.

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SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                                   None

Deferred Sales Charge (Load)                                               None

Sales Charge (Load) Imposed on Reinvested Distributions                    None

Redemption Fee                                                             None

Exchange Fee                                                               None
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees (1)                                                        0.97%

Distribution (12b-1) Fees                                                  None

Other Expenses (1)                                                         0.04%
                                                                           -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                       1.01%
--------------------------------------------------------------------------------

(1) The Fund's investment adviser is responsible for paying all of the Fund's expenses except costs of membership in trade associations, Securities and Exchange Commission registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs, litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the
      Trust's Chief Compliance Officer attributable to the Fund and extraordinary expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same as stated in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    ------------------------------------------------------------------------
          1 YEAR           3 YEARS           5 YEARS          10 YEARS
    ------------------------------------------------------------------------
           $103              $322             $558             $1,236
    ------------------------------------------------------------------------


               Monteagle Funds - Monteagle Fixed Income Fund Prospectus - Page 5

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INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is total return.

INVESTMENT STRATEGIES

The Fund invests in investment grade intermediate term fixed income securities maintaining an average maturity of bonds and notes (on a dollar weighted basis) generally between 3 and 8 years; and rated at least Aa or higher by Moody's Investors Service, Inc. or AA or higher by Standard and Poor's Ratings Group for municipal bonds and A or higher by Moody's Investors Service, Inc. or Standard and Poor's Ratings Group for corporate bonds. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S government, mortgaged-backed securities (and similar securities), taxable municipal bonds and corporate debt securities, but no more than 70% in any one category.

The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities. The Fund's portfolio will be actively managed and, based on an assessment of market conditions, the Fund will either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The Fund may achieve capital appreciation by owning bonds of longer duration when interest rates are declining, protecting against large depreciation, and by owning bonds of shorter duration when interest rates are rising. In addition, the Fund may achieve capital appreciation if the credit quality of corporate and municipal bonds improve and there is a rating upgrade which may be reflected in a higher price based on greater demand for that security. For this purpose, the Fund will use a proprietary "Bond Market Watch" model to evaluate macroeconomic indicators and, based on this evaluation, attempt to anticipate interest rate changes.

The Fund may sell a security if:

o an interest rate change is expected to occur and the Fund seeks to lengthen or shorten the duration of the portfolio;

o a sector of the market has become less attractive for total return compared to another sector;

o a security receives a rating downgrade which could increase credit risk and negatively impact the market value of the security; or

o a security receives a rating upgrade that positively impacts the market value of the security and the Fund wishes to capture the appreciation.


Page 6 - Monteagle Funds - Monteagle Fixed Income Fund Prospectus

INVESTMENT RISKS

GENERALLY. There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost.

The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the par value of an issuer or other objective measure of the issuer's worth. Additional risks include:

o MANAGEMENT RISK. The strategy used by the Fund may fail to produce the intended results.

o INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. To the extent the Fund invests in fixed income securities with longer maturities, the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities. Investing in mortgage-backed and similar securities, there is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' value and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's potential for losses in value.

o DURATION RISK. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

o CREDIT RISK. The issuer of the fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater uncertainty of debtors making timely interest and principal payments, and ultimately the risk that the issuer will default on its obligation.

o GOVERNMENT RISK. Not all U.S. government agency securities are backed by the full faith and credit of the U.S government. It is possible that the U.S. government would not provide financial support to its agencies if it is not required to do so by law. If a U.S. government agency in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price or yield could fall. The U.S. government guarantees payment of principal and timely payment of interest on certain U.S. government securities. This does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

o     MORTGAGE  RISK.  Because  rising  interest  rates  reduce the  tendency of mortgage borrowers to prepay or refinance their loans, rising interest rates tend to increase the effective maturity of mortgage-related securities, resulting in greater losses when interest rates rise. This is known as extension


               Monteagle Funds - Monteagle Fixed Income Fund Prospectus - Page 7 risk. Conversely, falling interest rates may encourage borrowers to pay off or refinance their mortgages sooner than expected. This can reduce the effective maturity of mortgage related securities and lower the returns of the Fund because the Fund will have to reinvest its assets at the lower prevailing interest rates. This is known as prepayment risk

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

TEMPORARY DEFENSIVE POSITION. The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

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MANAGEMENT
--------------------------------------------------------------------------------

ADVISER

Nashville Capital Corporation ("Nashville Capital" or the "Adviser"), 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the "Trust"). Subject to the general oversight of the Board of Trustees of the Trust (the "Board"), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.


In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Howe and Rusling, Inc.
Nashville Capital was formed in 1986 and, as of February 28, 2009, managed assets of over $66 million.


Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund's average daily net assets according to the following schedule schedule:


Page 8 - Monteagle Funds - Monteagle Fixed Income Fund Prospectus

           -----------------------------------------------------------
                 AVERAGE DAILY NET
                 ASSETS OF THE FUND          MANAGEMENT FEE RATE
           -----------------------------------------------------------
                 First $50 million                  0.965%

            $50 million to $100 million             0.845%

                 Over $100 million                  0.775%
           -----------------------------------------------------------

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, Securities and Exchange Commission ("SEC") registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's Chief Compliance Officer (the "CCO") attributable to the Fund and extraordinary expenses.


A discussion regarding the basis for approval by the Board of Trustees of the Fund's Management Agreement with the Adviser is available in the Fund's semi-annual report for the period ended February 28, 2009.


SUB-ADVISER / PORTFOLIO MANAGERS

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund's Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Howe and Rusling, Inc. ("H&R"), under which H&R serves as the Fund's Sub-adviser. The Adviser has retained H&R to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by the portfolio managers employed by H&R. H&R is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding H&R and the business experience and educational background of the Fund's portfolio managers follow:


HOWE & RUSLING, INC. ("H&R") at 120 East Avenue, Rochester, NY 14604, manages the Fund's portfolio and has since the Fund's inception. H&R serves primarily individual, retirement plan, corporate and non-profit endowment clients. It manages both individual stocks and bonds for its clients. As of February 28, 2009, H&R had approximately $527 million in assets under management.


A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Fund, the Adviser and H&R will be available in the Fund's semi-annual report for the period ended February 28, 2009.

PORTFOLIO MANAGERS. The Fixed Income Portfolio Management Committee of H&R (the "Fixed Income Committee") is responsible for establishing the fixed income strategy of the Fund, including determining the investments that the Fund will make. The Fixed Income Committee has been managing the Fund since its inception. The Fixed Income Committee is comprised of the following members:


               Monteagle Funds - Monteagle Fixed Income Fund Prospectus - Page 9

Robert J. Prorok, Vincent A. Russo and Craig D. Cairns. Robert J. Prorok is Chair of the Fixed Income Committee and is primarily responsible for guiding H&R's overall fixed income strategy from a macroeconomic level. Vincent A. Russo is primarily responsible for the day-to-day operational management and trading of H&R's fixed income portfolios, including the Fund. Craig Cairns is a voting member of the Fixed Income Committee and is also responsible for reviewing and commenting on H&R's fixed income process. Although not a voting member of the Fixed Income Committee, Thomas Rusling participates in the Fixed Income Committee meetings and, additionally, is responsible for coordinating the services provided by H&R to the Fund, including overseeing the implementation of the investment strategy adopted by the Fixed Income Committee, maintaining the relationship with Nashville Capital and the Fund's shareholders, making shareholder presentations, if any, and certain other administrative services.

THOMAS RUSLING, CFA serves as Co-Chair of the Board of Directors and Senior Investment Officer of H&R. Tom has more than four decades of portfolio management and corporate financial experience, which exemplifies the level of expertise and continuity of service resident within H&R. He became president of H&R in 1974. Tom also serves as a voting member of the H&R Equity Portfolio Management Committee. Prior to joining H&R, Tom worked as a commercial banker. He also serves on the boards of several philanthropic organizations. Tom received his B.A. in Economics from Yale University, and later achieved the Chartered Financial Analyst ("CFA") designation.

ROBERT J. PROROK serves as Vice President and Senior Portfolio Manager of H&R. Mr. Prorok is the Chair of the Fixed Income Committee, and also serves on the H&R Equity Portfolio Management Committee. Bob joined H&R in March 2000. Previously, he was vice president and senior portfolio manager of the Long-Term Asset Management Group at Chase Manhattan Bank in Rochester, where he was responsible for managing a collection of portfolios for corporations, foundations, endowments, and individuals, including as vice president in charge of fixed income management. Bob also has overseen strategic planning for the northwest area of the Roman Catholic Diocese of Rochester, and is a member of a regional school district's improvement team. He holds an MBA in Finance, a master's degree in Economics, and a Bachelor's degree in Economics, all from the State University of New York at Buffalo.

VINCENT A. RUSSO serves as Vice President and Fixed Income Analyst. Mr. Russo joined H&R in October 2002. He has more than 19 years of experience as a financial professional. In addition to being a voting member of the Fixed Income Committee, Vince is primarily responsible for implementing the strategy adopted by the Fixed Income Committee with respect to the Fund, subject to oversight by Mr. Rusling. Prior to joining H&R, Vince was an employee of Allstate Financial from 2001 and, prior to that, he served as an officer in the Treasury group of the former Rochester Community Savings Bank for more than 12 years. His knowledge of the capital markets, as well as his analytical experience in modeling portfolio sensitivity to shifts in the Treasury Yield Curve, is a valuable addition to the Fund's management team. Vince is a graduate of the William E. Simon School of Business Administration at the University of Rochester. Vince is also a graduate of St. John


Page 10 - Monteagle Funds - Monteagle Fixed Income Fund Prospectus

Fisher College in Rochester, New York. He has taught Corporate Finance as an adjunct professor at the Rochester Institute of Technology.

CRAIG D. CAIRNS, as the President and Chief Compliance Officer, oversees the day-to-day operational functions at H&R, as well as the promotion, distribution and sales of H&R's investment management services. He has a strong commitment to client servicing and business development. Craig is chair of the H&R's Equity Portfolio Management Committee and a voting member of the Fixed Income Committee. Previously, Craig was vice president at the investment advisory firm of Manning & Napier where he was responsible for developing new business and servicing more than 150 clients.

As a captain in the U.S. Army from 1986 to 1991, Craig flew Apache helicopters and earned the Distinguished Flying Cross and Air Medal with Valor Device for service during Operation Desert Storm. Craig holds an MBA in Finance (1995) from the William E. Simon Graduate School of Business Administration at the University of Rochester, and was named to the Beta Gamma National Business Honor Society. He also graduated Magna Cum Laude in 1986 from St. Bonaventure University with a Bachelor's degree in Economics.

The Fund's Statement of Additional Information contains further details about the portfolio managers' compensation, other accounts they manage, and their ownership of Fund shares.

SEC EXEMPTIVE ORDER

The Trust and the Adviser have applied for an exemptive order from the SEC that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated Sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order would also permit the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated Sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated Sub-advisers or continue the employment of existing unaffiliated Sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with a Sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Sub-adviser changes. If the Adviser hires more than one Sub-adviser for the Fund, the order would also permit the Fund to disclose to shareholders the Sub-advisers' fees only in the aggregate for the Fund.

Prior to October 2002, the Trust operated under an exemptive order covering Sub-adviser matters. With the October 1, 2002 change in investment advisers, the Trust could no longer utilize the exemptive order specific to the previous investment adviser. On November 29, 2002, shareholders instructed management to submit an application for an exemptive order on the same terms and conditions as the prior order. On October 23, 2003, the SEC proposed Rule 15a-5 under the Investment Company Act of 1940 that would allow funds to operate under conditions like those in the application for an exemptive order. The SEC staff was advised that the Trust and the Adviser wish to proceed with the application and that they have added a


              Monteagle Funds - Monteagle Fixed Income Fund Prospectus - Page 11 condition to the application providing that any exemptive order will terminate if and when Rule 15a-5 is adopted. In January 2005, the SEC staff provided comments on the application for exemption; and, in light of timing, the Trust deferred responding to the comments in anticipation of the rule being adopted. As of the date of this Prospectus, Rule 15a-5 is still being considered for adoption; however, there is no assurance that the rule will be adopted or exemptive relief will be granted.

OTHER SERVICE PROVIDERS


Matrix Capital Group, Inc. (the "Transfer Agent"), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent's address is 630 Fitzwatertown Road, Building A, Second Floor, Willow Grove, PA 19090.

Matrix Capital Group, Inc. (the "Distributor"), the principal underwriter of the Fund, acts as the Fund's representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.


The fees and other charges (except for any extraordinary expenses) associated with the Fund's service providers are paid by the Adviser.

FUND EXPENSES

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and
(b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's CCO attributable to the Fund and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. The Fund's expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses - including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.


Page 12 - Monteagle Funds - Monteagle Fixed Income Fund Prospectus

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

GENERAL INFORMATION

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value ("NAV") next calculated after receipt of your purchase order in proper form. If your purchase order is received in proper form prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

--------------------------------------------------------------------------------
HOW TO CONTACT THE FUND

WRITE TO US AT:


   Monteagle Funds
   630 Fitzwatertown Road
   Building A, Second Floor
   Willow Grove, PA 19090-1904

OVERNIGHT ADDRESS:

   Monteagle Funds
   630 Fitzwatertown Road
   Building A, Second Floor
   Willow Grove, PA 19090

DISTRIBUTOR:

   Matrix Capital Group, Inc.
   420 Lexington Avenue
   Suite 601
   New York, NY 10170

TELEPHONE US TOLL-FREE AT:

   (888) 263-5593

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:

   Please call the Transfer Agent
   at (888) 263-5593 for wiring
   instructions.
--------------------------------------------------------------------------------



              Monteagle Funds - Monteagle Fixed Income Fund Prospectus - Page 13

TRANSACTIONS THROUGH THIRD PARTIES. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

BUYING SHARES

HOW TO MAKE PAYMENTS. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

      o CHECKS. Checks must be made payable to "Monteagle Funds." The Transfer Agent will charge $25 against a shareholder's account for any check returned for insufficient funds.

            By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

      o BANK WIRES. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when U.S. Bank, N.A., the Fund's custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.


Page 14 - Monteagle Funds - Monteagle Fixed Income Fund Prospectus

      o IRA ACCOUNTS. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

MINIMUM INVESTMENTS. The minimum initial investment for the Fund is $2,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

ACCOUNT REQUIREMENTS

---------------------------------------------------------------------------------------------
TYPE OF ACCOUNT                                   REQUIREMENT
---------------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT         o  Instructions must be signed by all
ACCOUNTS                                             persons required to sign exactly as
                                                     their names appear on the account.
Individual accounts are owned by one
person, as are sole proprietorship
accounts. Joint accounts have two or more
owners (tenants).
---------------------------------------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)        o  Depending on state laws, you can set up
                                                     a custodial account under the UGMA
These custodial accounts provide a way to            or the UTMA.
give money to a child and obtain tax
benefits.                                         o  The custodian must sign instructions in
                                                     a manner indicating custodial
                                                     capacity.
---------------------------------------------------------------------------------------------
BUSINESS ENTITIES                                 o  Submit a Corporate/Organization
                                                     Resolution form or similar document.
---------------------------------------------------------------------------------------------
TRUSTS                                            o  The trust must be established before an
                                                     account can be opened.

                                                  o  Provide a certified trust document, or
                                                     the pages from the trust document
                                                     that identify the trustees.
---------------------------------------------------------------------------------------------


              Monteagle Funds - Monteagle Fixed Income Fund Prospectus - Page 15

INVESTMENT PROCEDURES

---------------------------------------------------------------------------------------------
HOW TO OPEN AN ACCOUNT                            HOW TO ADD TO YOUR ACCOUNT
---------------------------------------------------------------------------------------------
BY CHECK                                          BY CHECK

o  Call or write us for an account application    o  Fill out an investment slip from a
   (and a Corporate/Organization Resolution          confirmation statement or write us a
   form, if applicable).                             letter.

o  Complete the application (and resolution       o  Write your account number on your check.
   form).
                                                  o  Mail us the slip (or your letter) and a
o  Mail us your application (and resolution          check.
   form) and a check.
---------------------------------------------------------------------------------------------
BY BANK WIRE                                      BY BANK WIRE

o  Call or write us for an account application    o  Call to notify us of your incoming wire.
   (and a Corporate/Organization Resolution
   form, if applicable).                          o  Instruct your bank to wire your money
                                                     to us.
o  Complete the application (and resolution
   form).

o  Call us to fax the completed application
   (and resolution form) and we will assign you an account number.

o  Mail us your original application.

o  Instruct your bank to wire your money to us.
---------------------------------------------------------------------------------------------
BY SYSTEMATIC INVESTMENT

o Complete the Systematic Investment section of the application.

o  Attach a voided check to your application.

o  Mail us the completed application and the
   voided check.
---------------------------------------------------------------------------------------------

SYSTEMATIC INVESTMENTS. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.


Page 16 - Monteagle Funds - Monteagle Fixed Income Fund Prospectus

LIMITATIONS ON PURCHASES. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading.

CANCELLED OR FAILED PAYMENTS. The Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

      o     Name;

      o     Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. FEDERAL LAW PROHIBITS THE FUND AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund's inability to verify your identity.


              Monteagle Funds - Monteagle Fixed Income Fund Prospectus - Page 17

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

--------------------------------------------------------------------------------
HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL

o     Prepare a written request including:

      >     Your name(s) and signature(s)

      >     Your account number

      >     The Fund name

      >     The dollar amount or number of shares you want to sell

      >     How and where to send your proceeds

o     Obtain a signature guarantee (if required)

o     Obtain other documentation (if required)

o     Mail us your request and documentation
--------------------------------------------------------------------------------
BY BANK WIRE

o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR

o     Mail us your request (See "By Mail")
--------------------------------------------------------------------------------


Page 18 - Monteagle Funds - Monteagle Fixed Income Fund Prospectus

--------------------------------------------------------------------------------
HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE (FOR REDEMPTIONS OF $25,000 OR LESS)

o Call us with your request (unless you declined telephone redemption privileges on your account application)

o     Provide the following information:

      >     Your account number

      >     Exact name(s) in which the account is registered

      >     Additional form of identification

o     Your proceeds will be:

      >     Mailed to you OR

      > Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")
--------------------------------------------------------------------------------
SYSTEMATICALLY

o     Complete the systematic withdrawal section of the application

o     Attach a voided check to your application

o     Mail us your completed application
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund's custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

WIRE REDEMPTIONS. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.


              Monteagle Funds - Monteagle Fixed Income Fund Prospectus - Page 19

IRA REDEMPTIONS. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

SYSTEMATIC WITHDRAWAL. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

      o     Request to redeem $100,000 or more;

      o Redemption from an account for which the address or account registration has changed within the last 30 days;

      o Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

      o Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.


Page 20 - Monteagle Funds - Monteagle Fixed Income Fund Prospectus

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

REQUIREMENTS. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on exchanges, but each Fund reserves the right to limit the number of exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
BY MAIL

o     Prepare a written request including:

      >     Your name(s) and signature(s)

      >     Your account number

      >     The names of the funds you are exchanging

      > The dollar amount or number of shares you want to sell (and exchange)

o If opening a new account, complete an account application if you are requesting different shareholder privileges

o     Mail us your request and documentation
--------------------------------------------------------------------------------
BY TELEPHONE

o Call us with your request (unless you declined telephone redemption privileges on your account application)

o     Provide the following information:

      >     Your account number

      >     Exact name(s) in which account is registered

      >     Additional form of identification
--------------------------------------------------------------------------------

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.


              Monteagle Funds - Monteagle Fixed Income Fund Prospectus - Page 21

MARKET TIMING

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors).

It is the Trust's policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust's CCO and may, after consultation with or at the discretion of the Trust's CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.


Page 22 - Monteagle Funds - Monteagle Fixed Income Fund Prospectus

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund declares distributions from net investment income daily and pays those distributions monthly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund's distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund's distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.


              Monteagle Funds - Monteagle Fixed Income Fund Prospectus - Page 23

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (including the Predecessor Fund), assuming the reinvestment of all dividends and distributions. This information has been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund's financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                  PERIOD ENDED       YEAR           YEAR           YEAR             YEAR           YEAR
                                  FEBRUARY 28,      ENDED          ENDED          ENDED            ENDED          ENDED
                                      2009        AUGUST 31,     AUGUST 31,     AUGUST 31,       AUGUST 31,     AUGUST 31,
                                  (UNAUDITED)        2008           2007           2006             2005           2004
--------------------------------------------------------------------------------------------------------------------------

Net asset value at
  beginning of year             [to be inserted]  $     9.96     $     9.91     $    10.38       $    10.77     $    10.96
                                   ----------     ----------     ----------     ----------       ----------     ----------
Income (loss) from
  investment operations:
  Net investment income                                 0.40           0.40           0.38(a)          0.38           0.41
  Net realized and unrealized
    gains (losses) on investments                       0.09           0.05          (0.31)           (0.20)         (0.03)
                                   ----------     ----------     ----------     ----------       ----------     ----------
Total from investment operations                        0.49           0.45           0.07             0.18           0.38
                                   ----------     ----------     ----------     ----------       ----------     ----------
Less distributions:
  From net investment income                           (0.40)         (0.40)         (0.38)           (0.38)         (0.41)
  From net realized gains
    on investments                                        --             --          (0.16)           (0.19)         (0.16)
                                   ----------     ----------     ----------     ----------       ----------     ----------
Total distributions                                    (0.40)         (0.40)         (0.54)           (0.57)         (0.57)
                                   ----------     ----------     ----------     ----------       ----------     ----------

Net asset value at end of year                    $    10.05     $     9.96     $     9.91       $    10.38     $    10.77
                                   ==========     ==========     ==========     ==========       ==========     ==========

Total return (b)                                       4.94%          4.68%          0.78%            1.72%          3.49%
                                   ==========     ==========     ==========     ==========       ==========     ==========

Net assets at end of year (000's)                 $   32,321     $   32,873     $   42,447       $   24,087     $   26,423
                                   ==========     ==========     ==========     ==========       ==========     ==========

Ratio of operating expenses to
  average net assets after
  reimbursement/waiver of fees                         1.01%          1.00%          1.00%            1.17%          1.15%
Ratio of operating expenses to
  average net assets before
  reimbursement/waiver of fees                         1.01%          1.00%          1.13%            1.17%          1.15%
Ratio of net investment income to
  average net assets after
  reimbursement/waiver of fees                         3.93%          4.12%          3.75%            3.63%          3.71%
Portfolio turnover rate                                  55%            19%            17%              58%            27%

(a) Net investment income per share is based on average shares outstanding during the period.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.


Page 24 - Monteagle Funds - Monteagle Fixed Income Fund Prospectus

--------------------------------------------------------------------------------
NOTICE OF PRIVACY POLICY AND PROCEDURES
--------------------------------------------------------------------------------

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

      o Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

      o     The Fund's investment adviser; and

      o     Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of shareholder information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

--------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORTS

The Fund publishes annual and semi-annual  reports
to    shareholders    that   provide    additional           [LOGO OMITTED]
information about the Fund's  investments.  In the           MONTEAGLE FUNDS
Fund's annual  report,  you will find a discussion
of the market conditions and investment strategies           MONTEAGLE FIXED
that significantly affected the Fund's performance             INCOME FUND
during its last fiscal year.
                                                           MONTEAGLE INFORMED
STATEMENT OF ADDITIONAL INFORMATION ("SAI")               INVESTOR GROWTH FUND

The SAI provides more detailed  information  about         MONTEAGLE LARGE CAP
the Fund and it is incorporated by reference into,             GROWTH FUND
and  is  legally  part  of,  this  Prospectus.   A
description of the Fund's  policies and procedures          MONTEAGLE QUALITY
with respect to the  disclosure  of its  portfolio             GROWTH FUND
holdings is available in the SAI.
                                                            MONTEAGLE SELECT
CONTACTING THE FUND                                            VALUE FUND

You can get free  copies of the Fund's  annual and        MONTEAGLE VALUE FUND
semi-annual   reports  and  SAI,   request   other
information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:


                                                             MONTEAGLE FUNDS
                                                            209 TENTH AVENUE
                  MONTEAGLE FUNDS                                SOUTH
              209 Tenth Avenue South                           SUITE 332
                     Suite 332                             NASHVILLE, TN 37203
            Nashville, Tennessee 37203                   www.monteaglefunds.com
       (888) 263-5593 www.monteaglefunds.com
                                                           C/O MATRIX CAPITAL
SECURITIES AND EXCHANGE COMMISSION INFORMATION                GROUP, INC.
                                                             420 LEXINGTON
You can also  review the Fund's  reports,  SAI and               AVENUE
other  information  about  the Fund at the  Public              SUITE 601
Reference Room of the SEC. The scheduled  hours of         NEW YORK, NY 10170
operation  of the  Public  Reference  Room  may be           (888) 263-5593
obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:


               Public Reference Room
        Securities and Exchange Commission
            Washington, D.C. 20549-0102
        E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC's Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

                               [GRAPHIC OMITTED]

                  MONTEAGLE
                  INFORMED INVESTOR
                  GROWTH FUND


                  PROSPECTUS
                  MAY 1, 2009


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                 ---------------
                                                                  [LOGO OMITTED]
                                                                 MONTEAGLE FUNDS
                                                                 ---------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY ........................................................   1

PERFORMANCE ................................................................   3

FEE TABLE ..................................................................   4

MANAGEMENT .................................................................   5

YOUR ACCOUNT ...............................................................   9

DISTRIBUTIONS AND TAXES ....................................................  19

FINANCIAL HIGHLIGHTS .......................................................  20

NOTICE OF PRIVACY POLICIES AND PROCEDURES ..................   INSIDE BACK COVER

FOR MORE INFORMATION ..............................................   BACK COVER

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Monteagle Informed Investor Growth Fund (the "Fund") is long term growth of capital. The Fund will provide shareholders with at least 60 days notice before changing this objective.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing in "growth stocks." These are stocks that the Fund's Sub-adviser believes demonstrate accelerating cash flows, profit margins and/or revenues. The Sub-adviser emphasizes companies where management and/or large outside investors (such as banks, insurance companies and mutual funds) are buyers or owners of the stock or where the company itself is repurchasing its own shares on the open market. Each of these types of investment professionals is considered an "Informed Investor."

Corporate management is far closer to the day-to-day activities of the companies they own or manage and are often in a much more informed position than the typical Wall Street "expert" to gauge the long-term effects that certain publicly disclosed information or developments may have on the future price of their company's stock. The Informed Investor follows a long-term strategy that concentrates primarily on positive earnings developments within their own companies, rather than feeding off short-term momentum.

The catalyst of the strategy is Informed Investor ownership; but, investment decision-making for the Fund is triggered by detailed research analysis of such factors as a candidate company's financial stability and strength, internal valuation and pricing ratios, sector leadership and, most significantly, the sustainability of the earnings growth rate. Similar factors determine when a security is sold. For example, a stock may be sold if there are changes in trading activity by Informed Investors or changes in the company's fundamentals, such as decelerating earnings or material changes in the debt-equity ratio of the company.

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies, but may invest in companies of any size. Although the Fund will not concentrate in any one industry, it is anticipated that the Fund's portfolio will focus on a small, select group of industries ("growth industries") which the Fund's Sub-adviser believes offer superior growth opportunities based on overall economic trends.

--------------------------------------------------------------------------------
CONCEPTS TO UNDERSTAND

GROWTH INVESTING
means to invest in stocks of companies that have exhibited faster than average earnings growth over the past few years and are expected to continue to show high levels of profit growth.

COMMON STOCK
is ownership shares in a corporation that are sold initially by the corporation and then traded by investors.

MARKET CAPITALIZATION
of a company means the value of the company's common stock in the stock market.
--------------------------------------------------------------------------------


        Monteagle Funds - Monteagle Informed Investor Growth Prospectus - Page 1

From time to time, the Fund's Sub-adviser may determine that only a limited number of companies meet the criteria for investment described above. At such times, all or a significant portion of the Fund's assets may be invested in broad market index exchange traded funds ("ETFs"), money market instruments (including money market mutual funds) or repurchase agreements for an extended period of time.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the Fund and the Fund could underperform other investments. The principal risks of investing in the Fund include:

      o MANAGEMENT RISK. The strategy used by the Fund may fail to produce the intended results.

      o COMPANY RISK. The Fund might decrease in value in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

      o MARKET RISK. The Fund might decrease in value in response to general market and economic conditions. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

      o VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices. Because the Fund will emphasize various growth industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

      o SECTOR RISK. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.

      o CAPITALIZATION RISK. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements, for reasons including that the stocks are generally traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects.


Page 2 - Monteagle Funds - Monteagle Informed Investor Growth Prospectus

      o PORTFOLIO TURNOVER RISK. The Fund's investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.

      o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

      o You are a long term investor seeking a fund with a growth investment strategy

      o You are an investor willing to accept significant fluctuations in the value of your investment

      o You are an investor who can tolerate the greater risks associated with common stock investments

The Fund may not be appropriate for you if:

      o     You need regular income or stability of principal

      o     You are pursuing a short-term goal or investing emergency reserves

TEMPORARY DEFENSIVE POSITION. The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in broad market index ETFs, money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

Performance information has not been presented because the Fund has not been in existence for a full calendar year.


        Monteagle Funds - Monteagle Informed Investor Growth Prospectus - Page 3

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                                   None

Deferred Sales Charge (Load)                                               None

Sales Charge (Load) Imposed on Reinvested Distributions                    None

Redemption Fee                                                             None

Exchange Fee                                                               None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------

Management Fees (1)                                                        1.20%

Distribution (12b-1) Fees                                                  None

Other Expenses (1,2)                                                       0.07%

Acquired Fund Fees and Expenses (3)                                        0.07%
                                                                           -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                       1.34%
--------------------------------------------------------------------------------

(1) The Fund's investment adviser is responsible for paying all of the Fund's expenses except costs of membership in trade associations, Securities and Exchange Commission registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs, litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the
      Trust's Chief Compliance Officer attributable to the Fund and extraordinary expenses.

(2)   Based on estimated amounts for the current fiscal year.

(3) Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same as stated in the table above. Although your actual costs may be higher or lower, under these assumptions your costs would be:

             ------------------------------------------------------
                       1 YEAR                    3 YEARS
             ------------------------------------------------------
                        $136                       $425
             ------------------------------------------------------


Page 4 - Monteagle Funds - Monteagle Informed Investor Growth Prospectus

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

ADVISER

Nashville Capital Corporation ("Nashville Capital" or the "Adviser"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the "Trust"). Subject to the general oversight of the Board of Trustees of the Trust (the "Board"), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.


In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to T.H. Fitzgerald & Co. Nashville Capital was formed in 1986 and, as of February 28, 2009, managed assets of over $66 million. Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund's average daily net assets according to the following schedule:


      --------------------------------------------------------------------
                AVERAGE DAILY NET
               ASSETS OF THE FUND                  MANAGEMENT FEE RATE
      --------------------------------------------------------------------
               First $25 million                        1.200%

           $25 million to $50 million                   1.115%

          $50 million to $100 million                   0.975%

               Over $100 million                        0.875%
      --------------------------------------------------------------------

The Adviser  pays all of the  operating  expenses  of the Fund  except  costs of membership in trade associations, Securities and Exchange Commission registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's Chief Compliance Officer (the "CCO") attributable to the Fund and extraordinary expenses.


A discussion regarding the basis for approval by the Board of the Fund's Management Agreement with the Adviser is available in the Trust's semi-annual report for the period ended February 28, 2009.



        Monteagle Funds - Monteagle Informed Investor Growth Prospectus - Page 5

SUB-ADVISER / PORTFOLIO MANAGER

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund's Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with T.H. Fitzgerald & Company ("T.H. Fitzgerald"), under which T.H. Fitzgerald serves as the Fund's Sub-adviser. The Adviser has retained T.H. Fitzgerald to render advisory services and make daily investment decisions for the Fund. T.H. Fitzgerald is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding T.H. Fitzgerald and the portfolio manager's business experience and educational background follow:


T.H. FITZGERALD & COMPANY ("T.H. FITZGERALD"), located at 180 Church Street, Naugatuck, Connecticut 06770, manages the portfolio of the Fund and has since its inception. As of February 28, 2009, T.H. Fitzgerald manages approximately $88 million for large institutional accounts. T.H. Fitzgerald accepts no individual or private accounts, regardless of size. The firm has been owner-managed since its founding in 1959. The Fund offers the individual investor access to the firm's proprietary "Informed Investor" strategy.


A discussion regarding the basis for approval by the Board of the Fund's Sub-Advisory Agreement by and among the Fund, the Adviser and T.H. Fitzgerald is available in the Trust's semi-annual report for the period ended February 29, 2008.

PORTFOLIO MANAGER. Investment decisions for the Fund are made by Thomas H. Fitzgerald, Jr. Mr. Fitzgerald is responsible for the day-to-day management of the Fund and has been since the Fund's inception (April 2008).

THOMAS H. FITZGERALD, JR. is President and, beginning in 1982, the Chief Portfolio Investment Officer of the firm that bears his father's name. The firm was founded in New York in 1959. Mr. Fitzgerald was a founding principal and the first editor of The Money Market Directory, the world's foremost reference authority on U.S. institutional investors and their portfolio managers. He is a member of the American Finance Association, the President's Council of the American Institute of Management, and the Market Technicians Association.

Mr. Fitzgerald entered the investment business as special assistant to the late Gerald M. Loeb, then a partner of E.F. Hutton & Company, New York, and author of the all-time classic, "The Battle For Investment Survival". He later worked as consultant to David Dreman, world-renown investment manager and author of the best-sellers, "Contrarian Investment Strategy" and "Psychology and The Stock
Market". Mr. Fitzgerald received a Bachelor of Science degree from the University of Connecticut, and has completed studies in International Banking and Foreign Exchange at New York University Graduate School of Business Administration. He served two years in the United States Army as a paratroop-lieutenant.

The Fund's Statement of Additional Information contains further details about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.


Page 6 - Monteagle Funds - Monteagle Informed Investor Growth Prospectus

SEC EXEMPTIVE ORDER

The Trust and the Adviser have applied for an exemptive order from the SEC that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated Sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order would also permit the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated Sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated Sub-advisers or continue the employment of existing unaffiliated Sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with a Sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Sub-adviser changes. If the Adviser hires more than one Sub-adviser for the Fund, the order would also permit the Fund to disclose to shareholders the Sub-advisers' fees only in the aggregate for the Fund.

Prior to October 2002, the Trust operated under an exemptive order covering Sub-adviser matters. Following a change in investment advisers on October 1, 2002, the Trust could no longer utilize the exemptive order specific to the previous investment adviser. On November 29, 2002, shareholders instructed management to submit an application for an exemptive order on the same terms and conditions as the prior order. On October 23, 2003, the SEC proposed Rule 15a-5 under the Investment Company Act of 1940 that would allow funds to operate under conditions like those in the application for an exemptive order. The SEC staff was advised that the Trust and the Adviser wish to proceed with the application and that they have added a condition to the application providing that any exemptive order will terminate if and when Rule 15a-5 is adopted. In January 2005, the SEC staff provided comments on the application for exemption; and, in light of timing, the Trust deferred responding to the comments in anticipation of the rule being adopted. As of the date of this Prospectus, Rule 15a-5 is still being considered for adoption; however, there is no assurance that the rule will be adopted or exemptive relief will be granted.

OTHER SERVICE PROVIDERS


Matrix Capital Group, Inc. (the "Transfer Agent"), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent's address is 630 Fitzwatertown Road, Building A, Second Floor, Willow Grove, PA 19090.

Matrix Capital Group, Inc. (the "Distributor"), the principal underwriter of the Fund, acts as the Fund's representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.


The fees and other charges (except for any extraordinary expenses) associated with the Fund's service providers are paid by the Adviser.


        Monteagle Funds - Monteagle Informed Investor Growth Prospectus - Page 7

FUND EXPENSES

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and
(b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's CCO attributable to the Fund and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. The Fund's expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses - including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.


Page 8 - Monteagle Funds - Monteagle Informed Investor Growth Prospectus

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

GENERAL INFORMATION

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value ("NAV") next calculated after receipt of your purchase order in proper form. If your purchase order is received in proper form prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

--------------------------------------------------------------------------------
HOW TO CONTACT THE FUND

WRITE TO US AT:


   Monteagle Funds
   630 Fitzwatertown Road
   Building A, Second Floor
   Willow Grove, PA 19090-1904

OVERNIGHT ADDRESS:

   Monteagle Funds
   630 Fitzwatertown Road
   Building A, Second Floor
   Willow Grove, PA 19090

DISTRIBUTOR:

   Matrix Capital Group, Inc.
   420 Lexington Avenue
   Suite 601
   New York, NY 10170

TELEPHONE US TOLL-FREE AT:

   (888) 263-5593

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:

   Please call the Transfer Agent
   at (888) 263-5593 for wiring
   instructions.
--------------------------------------------------------------------------------



        Monteagle Funds - Monteagle Informed Investor Growth Prospectus - Page 9

TRANSACTIONS THROUGH THIRD PARTIES. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly from the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

BUYING SHARES

HOW TO MAKE PAYMENTS. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

      o CHECKS. Checks must be made payable to "Monteagle Funds." The Transfer Agent will charge $25 against a shareholder's account for any check returned for insufficient funds.

            By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

      o BANK WIRES. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when U.S. Bank, N.A., the Fund's custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.


Page 10 - Monteagle Funds - Monteagle Informed Investor Growth Prospectus

      o IRA ACCOUNTS. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

MINIMUM INVESTMENTS. The minimum initial investment for the Fund is $2,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

ACCOUNT REQUIREMENTS
----------------------------------------------------------------------------------------
TYPE OF ACCOUNT                              REQUIREMENT
----------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT    o  Instructions must be signed by all
ACCOUNTS                                        persons required to sign exactly as
                                                their names appear on the account.
Individual accounts are owned by one
person, as are sole proprietorship
accounts. Joint accounts have two or more
owners (tenants).
----------------------------------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)   o  Depending on state laws, you can set up
                                                acustodial account under the UGMA or
These custodial accounts provide a way to       the UTMA.
give money to a child and obtain tax
benefits.                                    o  The custodian must sign instructions in
                                                a manner indicating custodial capacity.
----------------------------------------------------------------------------------------
BUSINESS ENTITIES                            o  Submit a Corporate/Organization
                                                Resolution form or similar document.
----------------------------------------------------------------------------------------
TRUSTS                                       o  The trust must be established before an
                                                account can be opened.

                                             o  Provide a certified trust document, or
                                                the pages  from the trust  document
                                                that identify the trustees.
----------------------------------------------------------------------------------------


       Monteagle Funds - Monteagle Informed Investor Growth Prospectus - Page 11

INVESTMENT PROCEDURES

----------------------------------------------------------------------------------------
HOW TO OPEN AN ACCOUNT                       HOW TO ADD TO YOUR ACCOUNT
----------------------------------------------------------------------------------------
BY CHECK                                     BY CHECK
o  Call or write us for an account           o  Fill out an investment slip from a
   application (and a                           confirmation statement or write us a
   Corporate/Organization Resolution            letter
   form, if applicable)
                                             o  Write your account number on your check
o  Complete the application (and
   resolution form)                          o  Mail us the slip  (or your  letter)
                                                and a check
o  Mail us your application (and
   resolution form) and a check
----------------------------------------------------------------------------------------
BY BANK WIRE                                 BY BANK WIRE

o  Call or write us for an account           o  Call to notify us of your incoming wire
   application (and a
   Corporate/Organization Resolution         o  Instruct your bank to wire your money to
   form, if applicable)                         us

o Complete the application (and resolution form)

o  Call us to fax the completed application
   (and resolution form) and we will
   assign you an account number

o  Mail us your original application (and
   resolution form)

o  Instruct your bank to wire your money to
   us
----------------------------------------------------------------------------------------
BY SYSTEMATIC INVESTMENT

o  Complete the Systematic Investment
   section of the application

o  Attach a voided check to your application

o  Mail us the completed application and the
   voided check
----------------------------------------------------------------------------------------

SYSTEMATIC INVESTMENTS. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.


Page 12 - Monteagle Funds - Monteagle Informed Investor Growth Prospectus

LIMITATIONS ON PURCHASES. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading.

CANCELLED OR FAILED PAYMENTS. The Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

      o     Name;

      o     Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. FEDERAL LAW PROHIBITS THE FUND AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund's inability to verify your identity.

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under


       Monteagle Funds - Monteagle Informed Investor Growth Prospectus - Page 13 unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

--------------------------------------------------------------------------------
HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL

o     Prepare a written request including:

      >     Your name(s) and signature(s)

      >     Your account number

      >     The Fund name

      >     The dollar amount or number of shares you want to sell

      >     How and where to send your proceeds

o     Obtain a signature guarantee (if required)

o     Obtain other documentation (if required)

o     Mail us your request and documentation
--------------------------------------------------------------------------------
BY BANK WIRE

o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR

o     Mail us your request (See "By Mail")
--------------------------------------------------------------------------------
BY TELEPHONE (FOR REDEMPTIONS OF $25,000 OR LESS)

o Call us with your request (unless you declined telephone redemption privileges on your account application)

o     Provide the following information:

      >     Your account number

      >     Exact name(s) in which the account is registered

      >     Additional form of identification

o     Your proceeds will be:

      >     Mailed to you OR

      > Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")
--------------------------------------------------------------------------------


Page 14 - Monteagle Funds - Monteagle Informed Investor Growth Prospectus

--------------------------------------------------------------------------------
HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
SYSTEMATICALLY

o     Complete the systematic withdrawal section of the application

o     Attach a voided check to your application

o     Mail us your completed application
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund's custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

WIRE REDEMPTIONS. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA REDEMPTIONS. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

SYSTEMATIC WITHDRAWAL. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept


       Monteagle Funds - Monteagle Informed Investor Growth Prospectus - Page 15 signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

      o     Request to redeem $100,000 or more

      o Redemption from an account for which the address or account registration has changed within the last 30 days

      o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record

      o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

REQUIREMENTS. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to


Page 16 - Monteagle Funds - Monteagle Informed Investor Growth Prospectus terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
BY MAIL

o     Prepare a written request including:

      >     Your name(s) and signature(s)

      >     Your account number

      >     The names of the funds you are exchanging

      > The dollar amount or number of shares you want to sell (and exchange)

o If opening a new account, complete an account application if you are requesting different shareholder privileges

o     Mail us your request and documentation
--------------------------------------------------------------------------------
BY TELEPHONE

o Call us with your request (unless you declined telephone redemption privileges on your account application)

o     Provide the following information:

      >     Your account number

      >     Exact name(s) in which account is registered

      >     Additional form of identification
--------------------------------------------------------------------------------

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

MARKET TIMING

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors).

It is the Trust's policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust


       Monteagle Funds - Monteagle Informed Investor Growth Prospectus - Page 17 reserves the right to reject any purchase order, including exchange purchases, for any reason, without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust's CCO and may, after consultation with or at the discretion of the Trust's CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.


Page 18 - Monteagle Funds - Monteagle Informed Investor Growth Prospectus

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund's distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund's distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.


       Monteagle Funds - Monteagle Informed Investor Growth Prospectus - Page 19

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate an investor would have lost on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund's financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                            PERIOD ENDED     PERIOD
                                                            FEBRUARY 28,      ENDED
                                                                2009       AUGUST 31,
                                                            (UNAUDITED)     2008 (a)
-------------------------------------------------------------------------------------

Net asset value at beginning of period                    [to be inserted] $    10.00
                                                             ----------    ----------

Loss from investment operations:
  Net investment loss                                                           (0.02)
  Net realized and unrealized losses on investments                             (1.16)
                                                             ----------    ----------
Total from investment operations                                                (1.18)
                                                             ----------    ----------

Net asset value at end of period                                           $     8.82
                                                             ==========    ==========

Total return (b)                                                              (11.80%)(c)
                                                             ==========    ==========

Net assets at end of period (000's)                                        $    9,177
                                                             ==========    ==========

Ratio of operating expenses to average net assets                               1.27%(d)

Ratio of net investment loss to average net assets                             (0.60%)(d)

Portfolio turnover rate                                                          157%(c)

(a) Represents the period from the initial public offering (April 3, 2008) through August 31, 2008.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Annualized.


Page 20 - Monteagle Funds - Monteagle Informed Investor Growth Prospectus

--------------------------------------------------------------------------------
NOTICE OF PRIVACY POLICIES AND PROCEDURES
--------------------------------------------------------------------------------

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

      o Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

      o     The Fund's investment adviser; and

      o     Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

--------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORTS

The Fund publishes annual and semi-annual  reports
to    shareholders    that   provide    additional           [LOGO OMITTED]
information about the Fund's  investments.  In the           MONTEAGLE FUNDS
Fund's annual  report,  you will find a discussion
of the market conditions and investment strategies           MONTEAGLE FIXED
that significantly affected the Fund's performance             INCOME FUND
during its last fiscal year.
                                                           MONTEAGLE INFORMED
STATEMENT OF ADDITIONAL INFORMATION ("SAI")               INVESTOR GROWTH FUND

The SAI provides more detailed  information  about         MONTEAGLE LARGE CAP
the Fund and it is incorporated by reference into,             GROWTH FUND
and  is  legally  part  of,  this  Prospectus.   A
description of the Fund's  policies and procedures          MONTEAGLE QUALITY
with respect to the  disclosure  of its  portfolio             GROWTH FUND
holdings is available in the SAI.
                                                            MONTEAGLE SELECT
CONTACTING THE FUND                                            VALUE FUND

You can get free  copies of the Fund's  annual and        MONTEAGLE VALUE FUND
semi-annual   reports  and  SAI,   request   other
information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:


                                                             MONTEAGLE FUNDS
                                                            209 TENTH AVENUE
                  MONTEAGLE FUNDS                                SOUTH
              209 Tenth Avenue South                           SUITE 332
                     Suite 332                             NASHVILLE, TN 37203
            Nashville, Tennessee 37203                   www.monteaglefunds.com
       (888) 263-5593 www.monteaglefunds.com
                                                           C/O MATRIX CAPITAL
SECURITIES AND EXCHANGE COMMISSION INFORMATION                GROUP, INC.
                                                             420 LEXINGTON
You can also  review the Fund's  reports,  SAI and               AVENUE
other  information  about  the Fund at the  Public              SUITE 601
Reference Room of the SEC. The scheduled  hours of         NEW YORK, NY 10170
operation  of the  Public  Reference  Room  may be           (888) 263-5593
obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:


               Public Reference Room
        Securities and Exchange Commission
            Washington, D.C. 20549-0102
        E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC's Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

                               [GRAPHIC OMITTED]

                  MONTEAGLE
                  LARGE CAP
                  GROWTH FUND


                  PROSPECTUS
                  MAY 1, 2009


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                 ---------------
                                                                  [LOGO OMITTED]
                                                                 MONTEAGLE FUNDS
                                                                 ---------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY .......................................................    1

PERFORMANCE ...............................................................    3

FEE TABLE .................................................................    5

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS .....................    6

MANAGEMENT ................................................................    7

YOUR ACCOUNT ..............................................................   11

DISTRIBUTIONS AND TAXES ...................................................   21

FINANCIAL HIGHLIGHTS ......................................................   23

NOTICE OF PRIVACY POLICY AND PROCEDURES ....................   INSIDE BACK COVER

FOR MORE INFORMATION ..............................................   BACK COVER

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Monteagle Large Cap Growth Fund (the "Fund") is long term growth of capital. The Fund will provide shareholders with at least 60 days notice before changing this objective.

PRINCIPAL INVESTMENT STRATEGY

The Fund will, under normal circumstances, invest at least 80% of its net assets in common stocks of large capitalization U.S. companies that exhibit a history of increasing earnings. Large capitalization companies include those with market capitalizations above $5 billion. The Fund considers such factors as past earnings growth and earnings growth prospects. The Fund considers various factors when considering the investment value of a stock such as:

      o     Expected earnings growth;

      o     Analysts' earnings estimates for the next fiscal year;

      o     Return on equity;

      o     Stability of earnings growth in the past 5 years; and

      o     Relative price-to-earnings multiple.

The Fund may sell a stock if, in the Fund's opinion:

      o Stock appreciation has caused the stock to become too large a position in the portfolio;

      o     The fundamental price objective has been achieved;

      o The company has experienced a negative change in fundamentals (such as its earnings growth rate or competitive position in its industry group); or

      o Some or all of the factors used to rank the company have declined, combined with relative underperformance of the stock compared to the S&P 500 Index(R) or the company's industry group.

--------------------------------------------------------------------------------
CONCEPTS TO UNDERSTAND

GROWTH INVESTING
means to invest in stocks of companies that have exhibited faster than average earnings growth over the past few years and are expected to continue to show high levels of profit growth.

COMMON STOCK
is ownership shares in a corporation that are sold initially by the corporation and then traded by investors.

MARKET CAPITALIZATION
of a company means the value of the company's common stock in the stock market.
--------------------------------------------------------------------------------


                Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus - 1

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the Fund and the Fund could underperform other investments. The principal risks of investing in the Fund include:

      o MANAGEMENT RISK. The strategy used by the Fund may fail to produce the intended results.

      o COMPANY RISK. The Fund might decrease in value in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

      o MARKET RISK. The Fund might decrease in value in response to general market and economic conditions. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

      o VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices. With only 25-35 stocks in the Fund's portfolio, the Fund may be more volatile than a more diversified fund.

      o SECTOR RISK. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

      o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

      o You are a long term investor seeking a fund with a growth investment strategy

      o You are an investor willing to accept significant fluctuations in the value of your investment

      o You are an investor who can tolerate the greater risks associated with common stock investments

The Fund may NOT be appropriate for you if:

      o You want an investment that pursues market trends or focuses only on particular sectors or industries

      o     You need regular income or stability of principal

      o     You are pursuing a short-term goal or investing emergency reserves


Page 2 - Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return(1) of the Fund for each full calendar year that the Fund has been managed by its current Sub-adviser. On September 1, 2003, the Fund replaced its previous Sub-adviser with Northstar Capital Management, Inc. Previous periods during which the Fund was advised by another Sub-adviser are not shown in the bar chart.

                              [BAR CHART OMITTED]

                  15.60%     8.94%     -0.90%     13.40%
                   2004       2005      2006       2007

(1) The Unified Series Trust acquired all the assets and liabilities of the Monteagle Large Cap Growth Fund, a series of AmeriPrime Advisors Trust (the "AmeriPrime Predecessor Fund"), in a tax-free reorganization effective as of September 26, 2005. The Monteagle Funds acquired all the assets and liabilities of the Monteagle Large Cap Growth Fund, a series of Unified Series Trust (the "Unified Predecessor Fund") in a tax-free reorganization effective as of July 14, 2006. The Fund is a continuation of the AmeriPrime Predecessor Fund and Unified Predecessor Fund (collectively, the "Predecessor Funds") and, therefore, the bar chart includes the returns of the Predecessor Funds.

The Fund's year-to-date total return through September 30, 2008 is -25.90%.

During the period shown in the bar chart, the highest quarterly return was 9.43% (for the quarter ended December 31, 2004) and the lowest quarterly return was -8.50% (for the quarter ended June 30, 2006). The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.


                Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus - 3

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2007

The following table shows how the Fund's average annual total returns compare to those of the S&P 500 Index(R). The table also presents the impact of taxes on the Fund's returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account ("IRA") or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.


--------------------------------------------------------------------------------
                                                                   SINCE
MONTEAGLE LARGE CAP GROWTH FUND(1)            1 YEAR        SEPTEMBER 1, 2003(2)
--------------------------------------------------------------------------------

  Return Before Taxes                         13.40%                9.97%

  Return After Taxes on Distributions         13.40%                9.97%

  Return After Taxes on Distributions and
  Sale of Fund Shares                          8.71%                8.66%

S&P 500 INDEX(R)(3)                            5.49%               11.08%
  (reflects no deduction for fees,
  expenses or taxes)
--------------------------------------------------------------------------------

(1) Includes returns of the AmeriPrime Predecessor Fund and the Unified Predecessor Fund.

(2) The date that Northstar Capital Management, Inc. commenced managing the AmeriPrime Predecessor Fund.

(3) The S&P 500 Index(R) is the Standard and Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index. One cannot invest directly in the index.


Page 4 - Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                                   None

Deferred Sales Charge (Load)                                               None

Sales Charge (Load) Imposed on Reinvested Distributions                    None

Redemption Fee                                                             None

Exchange Fee                                                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees (1)                                                        1.20%

Distribution (12b-1) Fees                                                  None

Other Expenses (1)                                                         0.04%
                                                                           -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                       1.24%
--------------------------------------------------------------------------------

(1) The Fund's investment adviser is responsible for paying all of the Fund's expenses except costs of membership in trade associations, Securities and Exchange Commission registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs, litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the
      Trust's Chief Compliance Officer attributable to the Fund and extraordinary expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same as stated in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   ------------------------------------------------------------------------
         1 YEAR           3 YEARS           5 YEARS          10 YEARS
   ------------------------------------------------------------------------
          $126              $393             $681             $1,500
   ------------------------------------------------------------------------


                Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus - 5

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Monteagle Large Cap Growth Fund is long term growth of capital.

INVESTMENT STRATEGIES

The Fund will, under normal circumstances, invest at least 80% of its assets in common stocks of large capitalization U.S. companies that exhibit a history of increasing earnings. Large capitalization companies include those with market capitalizations above $5 billion. The Fund first analyzes various industrial sectors to select the industry groups in which the Fund will focus its investments. The Fund considers such factors as past earnings growth and earnings growth prospects. The Fund considers various factors when considering the investment value of a stock such as:

      o     Expected earnings growth;

      o     Analysts' earnings estimates for the next fiscal year;

      o     Return on equity;

      o     Stability of earnings growth in the past 5 years; and

      o     Relative price-to-earnings multiple.

The Fund may sell a stock if, in the Fund's opinion:

      o Stock appreciation has caused the stock to become too large a position in the portfolio;

      o     The fundamental price objective has been achieved;

      o The company has experienced a negative change in fundamentals (such as its earnings growth rate or competitive position in its industry group); or

      o Some or all of the factors used to rank the company have declined, combined with relative underperformance of the stock compared to the S&P 500 Stock Index(R) or the company's industry group.

INVESTMENT RISKS

GENERALLY. There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. In addition to the specific risks outlined above, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.


Page 6 - Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The value of the Fund's investments could be impacted by changes in interest rates.

Temporary Defensive Position. The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

ADVISER

Nashville Capital Corporation ("Nashville Capital" or the "Adviser"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the "Trust"). Subject to the general oversight of the Board of Trustees of the Trust (the "Board"), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.


In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Northstar Capital Management, Inc. Nashville Capital was formed in 1986 and, as of February 28, 2009, managed assets of over $66 million. Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund's average daily net assets according to the following schedule:


   ------------------------------------------------------------------------
      AVERAGE DAILY NET ASSETS OF THE FUND           MANAGEMENT FEE RATE
   ------------------------------------------------------------------------
               First $25 million                           1.200%

           $25 million to $50 million                      1.115%

          $50 million to $100 million                      0.975%

               Over $100 million                           0.875%
   ------------------------------------------------------------------------


                Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus - 7

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, Securities and Exchange Commission ("SEC") registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's Chief Compliance Officer (the "CCO") attributable to the Fund and extraordinary expenses.


A discussion regarding the basis for approval by the Board of Trustees of the Fund's Management Agreement with the Adviser is available in the Fund's semi-annual report for the period ended February 28, 2009.


SUB-ADVISER / PORTFOLIO MANAGEMENT TEAM

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund's Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Northstar Capital Management, Inc. ("Northstar"), under which Northstar serves as the Fund's Sub-adviser. The Adviser has retained Northstar to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio management committee employed by Northstar. Northstar is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding Northstar and the business experience and educational background of the Fund's portfolio management committee follow:


NORTHSTAR CAPITAL MANAGEMENT, INC. ("NORTHSTAR") at 3801 PGA Boulevard, Suite 904, Palm Beach Gardens, Florida 33410, manages the portfolio of the Fund and has since September 1, 2003. Northstar was founded in 2000 and serves institutional and individual clients through its separate account management services. As of February 28, 2009, Northstar had approximately $225 million in assets under management.


A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Fund, the Adviser and Northstar is available in the Fund's annual report for the fiscal year ended August 31, 2008.

PORTFOLIO MANAGERS. Investment decisions of the Fund are made by Northstar's portfolio management committee whose members are responsible for all aspects of the day-to-day management of the Fund. The portfolio management committee has been managing the Fund since September 2003. The committee consists of H. Kent Mergler, Stephen K. Mergler, Peter V. Van Beuren and Jason J. McPharlin. Each member of the committee reviews all proposed investments for the Fund and votes on whether the Fund should make such an investment. The committee purchases those investments that receive a majority vote of the committee members.

H. KENT MERGLER, CFA, CIC. Mr. Mergler is the Chairman and a Portfolio Manager of Northstar, and previously served as its president from the time the firm was founded in 2000 until 2004. Prior to founding Northstar, Mr. Mergler was a managing partner and portfolio manager at Loomis, Sayles & Company, L.P., an investment advisory firm, from 1992 until 2000. Mr. Mergler is a Chartered


Page 8 - Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus

Financial Analyst (since 1970) and Chartered Investment Counselor (since 1976). He graduated from the University of Cincinnati with a BBA with Honors in 1963, and an MBA in 1964.

STEPHEN K. MERGLER, JD. Mr. Mergler is the President and a Portfolio Manager of Northstar, and previously served as its vice president from the time the firm was founded in 2000 until 2004. Prior to Northstar, Mr. Mergler served as a vice president and portfolio manager at Loomis, Sayles & Company, L.P., from 1997 until 2000. Mr. Mergler graduated from the University of Florida with a BA in 1988, and a J.D. in 1991. He is a member of the Palm Beach and Florida bar associations.

PETER V. VAN BEUREN. Mr. Van Beuren has served as a Senior Vice President and Portfolio Manager at Northstar since 2000. Prior to joining Northstar, Mr. Van Beuren served as the vice president and senior partner at Loomis, Sayles & Company, from 1993 to 2000; and as vice president and resident manager at Scudder Stevens & Clark from 1980 to 1993. Mr. Van Beuren graduated from Colgate University in 1961 with a BA in Economics.

JASON J. MCPHARLIN. Mr. McPharlin is the Vice President and Portfolio Manager of Northstar, he has been a member of Northstar's Investment Management Team since joining Northstar in 2003. On January 1, 2006, Mr. McPharlin was made a member of Northstar's portfolio management committee. Mr. McPharlin worked for DIRECTV Latin America from 1998 to 2003, serving as Finance Director from 2000 to 2003. He holds a BS degree from Florida Atlantic University, a MBA from Nova Southeastern University and a MIM from Thunderbird, The Garvin School of International Management.

The Fund's Statement of Additional Information contains further details about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

SEC EXEMPTIVE ORDER

The Trust and the Adviser have applied for an exemptive order from the SEC that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated Sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order would also permit the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated Sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated Sub-advisers or continue the employment of existing unaffiliated Sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with a Sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Sub-adviser changes. If the Adviser hires more than one Sub-adviser for the Fund, the order would also permit the Fund to disclose to shareholders the Sub-advisers' fees only in the aggregate for the Fund.

Prior to October 2002, the Trust operated under an exemptive order covering Sub-adviser matters. With the October 1, 2002 change in investment advisers, the Trust


                Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus - 9 could no longer utilize the exemptive order specific to the previous investment adviser. On November 29, 2002, shareholders instructed management to submit an application for an exemptive order on the same terms and conditions as the prior order. On October 23, 2003, the SEC proposed Rule 15a-5 under the Investment Company Act of 1940 that would allow funds to operate under conditions like those in the application for an exemptive order. The SEC staff was advised that the Trust and the Adviser wish to proceed with the application and that they have added a condition to the application providing that any exemptive order will terminate if and when Rule 15a-5 is adopted. In January 2005, the SEC staff provided comments on the application for exemption; and, in light of timing, the Trust deferred responding to the comments in anticipation of the rule being adopted. As of the date of this Prospectus, Rule 15a-5 is still being considered for adoption; however, there is no assurance that the rule will be adopted or exemptive relief will be granted.

OTHER SERVICE PROVIDERS


Matrix Capital Group, Inc. (the "Transfer Agent"), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent's address is 630 Fitzwatertown Road, Building A, Second Floor, Willow Grove, PA 19090.

Matrix Capital Group, Inc. (the "Distributor"), the principal underwriter of the Fund, acts as the Fund's representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.


The fees and other charges (except for any extraordinary expenses) associated with the Fund's service providers are paid by the Adviser.

FUND EXPENSES

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and
(b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's CCO attributable to the Fund and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. The Fund's expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses - including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.


Page 10 - Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

GENERAL INFORMATION

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value ("NAV") next calculated after receipt of your purchase order in proper form. If your purchase order is received in proper form prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

--------------------------------------------------------------------------------
HOW TO CONTACT THE FUND

WRITE TO US AT:


   Monteagle Funds
   630 Fitzwatertown Road
   Building A, Second Floor
   Willow Grove, PA 19090-1904

OVERNIGHT ADDRESS:

   Monteagle Funds
   630 Fitzwatertown Road
   Building A, Second Floor
   Willow Grove, PA 19090

DISTRIBUTOR:

   Matrix Capital Group, Inc.
   420 Lexington Avenue
   Suite 601
   New York, NY 10170

TELEPHONE US TOLL-FREE AT:

   (888) 263-5593

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:

   Please call the Transfer Agent
   at (888) 263-5593 for wiring
   instructions.
--------------------------------------------------------------------------------



               Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus - 11

TRANSACTIONS THROUGH THIRD PARTIES. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

BUYING SHARES

HOW TO MAKE PAYMENTS. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

      o CHECKS. Checks must be made payable to "Monteagle Funds." The Transfer Agent will charge $25 against a shareholder's account for any check returned for insufficient funds.

            By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

      o BANK WIRES. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when U.S. Bank, N.A., the Fund's custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.


Page 12 - Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus

      o IRA ACCOUNTS. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

MINIMUM INVESTMENTS. The minimum initial investment for the Fund is $2,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

ACCOUNT REQUIREMENTS
-----------------------------------------------------------------------------------------
TYPE OF ACCOUNT                               REQUIREMENT
-----------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT     o  Instructions must be signed by all
ACCOUNTS                                         persons required to sign exactly as
                                                 their names appear on the account.
Individual accounts are owned by one
person, as are sole proprietorship
accounts. Joint accounts have two or more
owners (tenants).
-----------------------------------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)    o  Depending on state laws, you can set up
                                                 a custodial account under the UGMA or
These custodial accounts provide a way to        the UTMA.
give money to a child and obtain tax
benefits.                                     o  The custodian must sign instructions in
                                                 a manner indicating custodial capacity.
-----------------------------------------------------------------------------------------
BUSINESS ENTITIES                             o  Submit a Corporate/Organization
                                                 Resolution form or similar document.
-----------------------------------------------------------------------------------------
TRUSTS                                        o  The trust must be established before an
                                                 account can be opened.

                                              o  Provide a certified trust document, or
                                                 the pages from the trust document that
                                                 identify the trustees.
-----------------------------------------------------------------------------------------


               Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus - 13

INVESTMENT PROCEDURES
-----------------------------------------------------------------------------------------
HOW TO OPEN AN ACCOUNT                        HOW TO ADD TO YOUR ACCOUNT
-----------------------------------------------------------------------------------------
BY CHECK                                      BY CHECK

o  Call or write us for an account            o  Fill out an investment slip from a
   application (and a                            confirmation statement or write us a
   Corporate/Organization Resolution form,       letter.
   if applicable).
                                              o  Write your account number on your check.
o  Complete the application (and resolution
   form).                                     o  Mail us the slip (or your letter) and a
                                                 check.
o  Mail us your application (and resolution
   form) and a check.
-----------------------------------------------------------------------------------------
BY BANK WIRE                                  BY BANK WIRE

o  Call or write us for an account            o  Call to notify us of your incoming wire.
   application (and a
   Corporate/Organization Resolution form,    o  Instruct your bank to wire your money to
   if applicable).                               us.

o Complete the application (and resolution form).

o  Call us to fax the completed application
   (and resolution form) and we will
   assign you an account number.

o  Mail us your original application (and
   resolution form).

o  Instruct your bank to wire your money to
   us.
-----------------------------------------------------------------------------------------
BY SYSTEMATIC INVESTMENT

o Complete the Systematic Investment section of the application.

o  Attach a voided check to your application.

o  Mail us the completed application and the
   voided check.
--------------------------------------------------------------------------------------

SYSTEMATIC INVESTMENTS. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable changes. Your depository institution may impose its own charge for


Page 14 - Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

LIMITATIONS ON PURCHASES. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading.

CANCELLED OR FAILED PAYMENTS. The Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

      o     Name;

      o     Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. FEDERAL LAW PROHIBITS THE FUND AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund's inability to verify your identity.


               Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus - 15

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

--------------------------------------------------------------------------------
HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL

o     Prepare a written request including:

      >     Your name(s) and signature(s)

      >     Your account number

      >     The Fund name

      >     The dollar amount or number of shares you want to sell

      >     How and where to send your proceeds

o     Obtain a signature guarantee (if required)

o     Obtain other documentation (if required)

o     Mail us your request and documentation
--------------------------------------------------------------------------------
BY BANK WIRE

o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR

o     Mail us your request (See "By Mail")
--------------------------------------------------------------------------------


Page 16 - Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus

--------------------------------------------------------------------------------
HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE (FOR REDEMPTIONS OF $25,000 OR LESS)

o Call us with your request (unless you declined telephone redemption privileges on your account application)

o     Provide the following information:

      >     Your account number

      >     Exact name(s) in which the account is registered

      >     Additional form of identification

o     Your proceeds will be:

      >     Mailed to you OR

      > Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")
--------------------------------------------------------------------------------
SYSTEMATICALLY

o     Complete the systematic withdrawal section of the application

o     Attach a voided check to your application

o     Mail us your completed application
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund's custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.


               Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus - 17

WIRE REDEMPTIONS. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA REDEMPTIONS. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

SYSTEMATIC WITHDRAWAL. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

      o     Request to redeem $100,000 or more;

      o Redemption from an account for which the address or account registration has changed within the last 30 days;

      o Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

      o Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.


Page 18 - Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus

REDEMPTIONS IN KIND. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

REQUIREMENTS. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.


               Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus - 19

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
BY MAIL

o     Prepare a written request including:

      >     Your name(s) and signature(s)

      >     Your account number

      >     The names of the funds you are exchanging

      > The dollar amount or number of shares you want to sell (and exchange)

o If opening a new account, complete an account application if you are requesting different shareholder privileges

o     Mail us your request and documentation
--------------------------------------------------------------------------------
BY TELEPHONE

o Call us with your request (unless you declined telephone redemption privileges on your account application)

o     Provide the following information:

      >     Your account number

      >     Exact name(s) in which account is registered

      >     Additional form of identification
--------------------------------------------------------------------------------

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

MARKET TIMING

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors).

It is the Trust's policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.


Page 20 - Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust's CCO and may, after consultation with or at the discretion of the Trust's CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund's distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund's distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.


               Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus - 21

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.


Page 22 - Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (including the Predecessor Fund), assuming the reinvestment of all dividends and distributions. This information has been audited by Cohen Fund Audit Services, Ltd., whose report, along with the financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                        PERIOD ENDED      YEAR           YEAR           YEAR             YEAR           YEAR
                                        FEBRUARY 28,     ENDED          ENDED          ENDED            ENDED          ENDED
                                            2009        AUGUST 31,     AUGUST 31,     AUGUST 31,       AUGUST 31,     AUGUST 31,
                                        (UNAUDITED)       2008           2007           2006             2005           2004
-------------------------------------------------------------------------------------------------------------------------------

Net asset value at
  beginning of year                   [to be inserted] $     7.20     $     6.02     $     6.27       $     5.43     $     4.99
                                         ----------    ----------     ----------     ----------       ----------     ----------
Income (loss) from
  investment operations:
  Net investment loss                                       (0.02)         (0.03)         (0.04)(a)        (0.03)         (0.04)
  Net realized and unrealized
   gains (losses) on investments                            (0.90)          1.21          (0.21)            0.87           0.49
                                         ----------    ----------     ----------     ----------       ----------     ----------
Total from investment operations                            (0.92)          1.18          (0.25)            0.84           0.45
                                         ----------    ----------     ----------     ----------       ----------     ----------
Less distributions:
  From net investment income                                   --             --             --               --          (0.01)
                                         ----------    ----------     ----------     ----------       ----------     ----------

Net asset value at end of year                         $     6.28     $     7.20     $     6.02       $     6.27     $     5.43
                                         ==========    ==========     ==========     ==========       ==========     ==========

Total return (b)                                          (12.78%)        19.60%         (3.99%)          15.47%          8.89%
                                         ==========    ==========     ==========     ==========       ==========     ==========

Net assets at end of year (000's)                      $   22,747     $   28,970     $   28,773       $   31,361     $   12,867
                                         ==========    ==========     ==========     ==========       ==========     ==========
Ratio of operating expenses to
  average net assets after
  reimbursement/waiver of fees                              1.24%          1.21%          1.21%            1.36%          1.37%

Ratio of operating expenses to
  average net assets before
  reimbursement/waiver of fees                              1.24%          1.21%          1.32%            1.36%          1.37%

Ratio of net investment loss
  to average net assets after
  reimbursement/waiver of fees                             (0.23%)        (0.48%)        (0.62%)          (0.56%)        (0.75%)

Portfolio turnover rate                                       64%            49%            76%              60%            67%

(a) Net investment loss per share is based on average shares outstanding during the period.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.


               Monteagle Funds - Monteagle Large Cap Growth Fund Prospectus - 23

                        [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
NOTICE OF PRIVACY POLICY AND PROCEDURES
--------------------------------------------------------------------------------

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

      o Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

      o     The Fund's investment adviser; and

      o     Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

--------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORTS

The Fund publishes annual and semi-annual  reports
to    shareholders    that   provide    additional           [LOGO OMITTED]
information about the Fund's  investments.  In the           MONTEAGLE FUNDS
Fund's annual  report,  you will find a discussion
of the market conditions and investment strategies           MONTEAGLE FIXED
that significantly affected the Fund's performance             INCOME FUND
during its last fiscal year.
                                                           MONTEAGLE INFORMED
STATEMENT OF ADDITIONAL INFORMATION ("SAI")               INVESTOR GROWTH FUND

The SAI provides more detailed  information  about         MONTEAGLE LARGE CAP
the Fund and it is incorporated by reference into,             GROWTH FUND
and  is  legally  part  of,  this  Prospectus.   A
description of the Fund's  policies and procedures          MONTEAGLE QUALITY
with respect to the  disclosure  of its  portfolio             GROWTH FUND
holdings is available in the SAI.
                                                            MONTEAGLE SELECT
CONTACTING THE FUND                                            VALUE FUND

You can get free  copies of the Fund's  annual and        MONTEAGLE VALUE FUND
semi-annual   reports  and  SAI,   request   other
information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:


                                                             MONTEAGLE FUNDS
                                                            209 TENTH AVENUE
                  MONTEAGLE FUNDS                                SOUTH
              209 Tenth Avenue South                           SUITE 332
                     Suite 332                             NASHVILLE, TN 37203
            Nashville, Tennessee 37203                   www.monteaglefunds.com
       (888) 263-5593 www.monteaglefunds.com
                                                           C/O MATRIX CAPITAL
SECURITIES AND EXCHANGE COMMISSION INFORMATION                GROUP, INC.
                                                             420 LEXINGTON
You can also  review the Fund's  reports,  SAI and               AVENUE
other  information  about  the Fund at the  Public              SUITE 601
Reference Room of the SEC. The scheduled  hours of         NEW YORK, NY 10170
operation  of the  Public  Reference  Room  may be           (888) 263-5593
obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:


               Public Reference Room
        Securities and Exchange Commission
            Washington, D.C. 20549-0102
        E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC's Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

                               [GRAPHIC OMITTED]

                  MONTEAGLE
                  QUALITY GROWTH
                  FUND

                  PROSPECTUS
                  MAY 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                 ---------------
                                                                  [LOGO OMITTED]
                                                                 MONTEAGLE FUNDS
                                                                 ---------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY .......................................................    1

PERFORMANCE ...............................................................    2

FEE TABLE .................................................................    4

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS .....................    5

MANAGEMENT ................................................................    6

YOUR ACCOUNT ..............................................................   10

DISTRIBUTIONS AND TAXES ...................................................   20

FINANCIAL HIGHLIGHTS ......................................................   21

NOTICE OF PRIVACY POLICY AND PROCEDURES ....................   INSIDE BACK COVER

FOR MORE INFORMATION ..............................................   BACK COVER

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Monteagle Quality Growth Fund (the "Fund") is long-term capital appreciation. The Fund will provide shareholders with at least 60 days notice before changing this objective.

PRINCIPAL INVESTMENT STRATEGY

The Fund uses a "growth investing" style by investing, under normal circumstances, at least 80% of its net assets in the common stock of domestic companies that its Sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund only invests in companies that have a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the Fund and the Fund could underperform other investments. The principal risks of investing in the Fund include:

      o     The stock market goes down

      o The stock market continues to undervalue the stocks in the Fund's portfolio

      o The Sub-adviser's judgment as to the value of a stock proves to be wrong

      o The Fund's particular investment style falls out of favor with the market

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

--------------------------------------------------------------------------------
CONCEPTS TO UNDERSTAND

GROWTH INVESTING
means to invest in stocks of companies that have exhibited faster than average earnings growth over the past few years and are expected to continue to show high levels of profit growth.

COMMON STOCK
is ownership shares in a corporation that are sold initially by the corporation and then traded by investors.

MARKET CAPITALIZATION
of a company means the value of the company's common stock in the stock market.
--------------------------------------------------------------------------------


                  Monteagle Funds - Monteagle Quality Growth Fund Prospectus - 1

WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

      o You are willing to tolerate significant fluctuations in the value of your investment

      o     You are pursuing a long-term goal

      o     You are willing to accept higher short-term risk

The Fund may NOT be appropriate for you if:

      o You want an investment that pursues market trends or focuses only on particular sectors or industries

      o     You need regular income or stability of principal

      o     You are pursuing a short-term goal or investing emergency reserves

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for each full calendar year that the Fund has operated.

                              [BAR CHART OMITTED]

24.44%   -5.66%   -15.82%   -20.72%   20.20%   4.11%   2.77%   2.41%   14.09%
 1999     2000      2001      2002     2003    2004    2005    2006     2007

The Fund's year-to-date total return through September 30, 2008 is -17.66%.


Page 2 - Monteagle Funds - Monteagle Quality Growth Fund Prospectus

During the period shown in the bar chart, the highest quarterly return was 16.32% (for the quarter ended December 31, 1999) and the lowest return was -15.20% (for the quarter ended March 31, 2001). The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2007

The table below shows how the Fund's average annual total returns compared to those of the S&P 500 Index(R) and the Russell 1000 Growth Index(R). The table also presents the impact of taxes on the Fund's returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account ("IRA") or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
MONTEAGLE QUALITY GROWTH FUND(1)           1 YEAR    5 YEARS    (MARCH 30, 1998)
--------------------------------------------------------------------------------
Return Before Taxes                         14.09%     8.48%          3.69%

Return After Taxes on Distributions         14.09%     8.46%          2.45%

Return After Taxes on Distributions
and Sale of Fund Shares                      9.16%     7.36%          2.58%
--------------------------------------------------------------------------------
S&P 500 INDEX(R) (2)
--------------------------------------------------------------------------------
   (reflects no deduction for fees,
   expenses or taxes)                        5.49%    12.83%          4.73%
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX(R) (3)
--------------------------------------------------------------------------------
   (reflects no deduction for fees,
   expenses or taxes)                       11.81%    12.10%          3.93%
--------------------------------------------------------------------------------

(1) Performance reflects fee waivers by the Fund's investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.

(2) The S&P 500 Index(R) is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index. One cannot invest directly in the index. While both the S&P 500 Index(R) and the Russell 1000 Growth Index(R) are shown, the Fund's Sub-adviser believes that the S&P 500 Index(R) more closely represents the Fund's industry diversification, capitalization range and risk characteristics.

(3) The Russell 1000 Growth Index(R) tracks stocks in the Russell 1000 Index(R) with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in the index.


             Monteagle Funds - Monteagle Quality Growth Fund Prospectus - Page 3

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                                   None

Deferred Sales Charge (Load)                                               None

Sales Charge (Load) Imposed on Reinvested Distributions                    None

Redemption Fee                                                             None

Exchange Fee                                                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees (1)                                                        1.20%

Distribution (12b-1) Fees                                                  None

Other Expenses (1)                                                         0.05%
                                                                           -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                       1.25%
--------------------------------------------------------------------------------

(1) The Fund's investment adviser is responsible for paying all of the Fund's expenses except costs of membership in trade associations, Securities and Exchange Commission registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs, litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's Chief Compliance Officer attributable to the Fund, and extraordinary expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same as stated in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   ------------------------------------------------------------------------
         1 YEAR           3 YEARS           5 YEARS          10 YEARS
   ------------------------------------------------------------------------
          $127              $397             $686             $1,511
   ------------------------------------------------------------------------


Page 4 - Monteagle Funds - Monteagle Quality Growth Fund Prospectus

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital appreciation.

INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies. For purposes of this policy, assets mean net assets plus borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

The Fund invests in the securities of issuers that its Sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the Sub-adviser's opinion, generally unrecognized or misperceived by the market. The Sub-adviser may also look to changes in a company that involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company's share price and takeover/asset value.

INVESTMENT RISKS

GENERALLY. There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. In addition to the specific risks outlined above, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in "growth" stocks, then the net asset value of the Fund could also decrease.


             Monteagle Funds - Monteagle Quality Growth Fund Prospectus - Page 5

TEMPORARY DEFENSIVE POSITION. In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

ADVISER


Nashville Capital Corporation ("Nashville Capital" or the "Adviser"), 209 10th Avenue South, Suite 332, Nashville TN37203, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the "Trust"). Subject to the general oversight of the Board of Trustees of the Trust (the "Board"), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Davis Hamilton Jackson & Assoc. Nashville Capital was formed in 1986 and, as of February 28, 2009, managed assets of over $66 million. Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund's average daily net assets according to the following schedule:


         -------------------------------------------------------------
                 AVERAGE DAILY NET
                 ASSETS OF THE FUND             MANAGEMENT FEE RATE
         -------------------------------------------------------------

                 First $25 million                     1.200%

             $25 million to $50 million                1.115%

            $50 million to $100 million                0.975%

                 Over $100 million                     0.875%
         -------------------------------------------------------------


Page 6 - Monteagle Funds - Monteagle Quality Growth Fund Prospectus

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's Chief Compliance Officer (the "CCO") attributable to the Fund, and extraordinary expenses.


A discussion regarding the basis for approval by the Board of Trustees of the Fund's Management Agreement with the Adviser is available in the Fund's semi-annual report for the period ended February 28, 2009.


SUB-ADVISER / PORTFOLIO MANAGERS

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund's Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Davis Hamilton Jackson & Associates, L.P. ("DHJA"), under which DHJA serves as the Fund's Sub-adviser. The Adviser has retained DHJA to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by portfolio managers employed by DHJA. DHJA is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding DHJA and its portfolio managers' business experience and educational background follow:


DAVIS HAMILTON JACKSON & ASSOCIATES, L.P. ("DHJA") at 5 Houston Center, 1401 McKinney, Suite 1600, Houston, Texas 77010, manages the portfolio of the Fund and has since March 1998. As of February 28, 2009, DHJA manages approximately $1.6 billion for institutions and high net worth individuals and invests primarily in domestic equity securities.


A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Fund, the Adviser and DHJA is available in the Fund's semi-annual report for the period ended February 29, 2008.

PORTFOLIO MANAGERS. Investment decisions of the Fund are made by DHJA's portfolio management team whose members are responsible for all aspects of the day-to-day management of the Fund. The portfolio management team has been managing the Fund since 2007. The members of the portfolio management team are Daniel Kallus and Curt Rohrman.

DANIEL KALLUS, CFA, CIC. Mr. Kallus, a Principal and Director of Equity Investments, is the lead portfolio manager of the Fund. Mr. Kallus has almost 20 years of industry experience and joined DHJA in 1997 as an equity portfolio manager. He oversees the DHJA Equity Investment Team of two portfolio managers and a support staff that includes two equity analysts, one quantitative strategist and one trader. Mr. Kallus is a Chartered Financial Analyst and a Chartered Investment Counselor. He received a B.B.A. Summa Cum Laude in Finance from the University of Houston in 1993 and an M.B.A. from the University of Houston in 1997.


             Monteagle Funds - Monteagle Quality Growth Fund Prospectus - Page 7

CURT ROHRMAN, CFA. Mr. Rohrman, a Principal and Portfolio Manager who has been with DHJA since 2006, serves as the backup to Mr. Kallus and performs equity research for the Fund. Prior to joining DHJA, from 2002-2005, Mr. Rohrman served as Senior Portfolio Manager responsible for growth and core equity strategies at Vaughan Nelson Investment Management. Mr. Rohrman is a Chartered Financial Analyst. He received a B.B.A. Summa Cum Laude in Finance and Marketing from Texas Christian University in 1984 and an M.B.A. from the University of Texas at Austin in 1988.

The Fund's Statement of Additional Information contains further details about the portfolio managers' compensation, other accounts they manage, and their ownership of Fund shares.

SEC EXEMPTIVE ORDER

The Trust and the Adviser have applied for an exemptive order from the SEC that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated Sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order would also permit the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated Sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated Sub-advisers or continue the employment of existing unaffiliated Sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with a Sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Sub-adviser changes. If the Adviser hires more than one Sub-adviser for the Fund, the order would also permit the Fund to disclose to shareholders the Sub-advisers' fees only in the aggregate for the Fund.

Prior to October 2002, the Trust operated under an exemptive order covering Sub-adviser matters. With the October 1, 2002 change in investment advisers, the Trust could no longer utilize the exemptive order specific to the previous investment adviser. On November 29, 2002, shareholders instructed management to submit an application for an exemptive order on the same terms and conditions as the prior order. On October 23, 2003, the SEC proposed Rule 15a-5 under the Investment Company Act of 1940 that would allow funds to operate under conditions like those in the application for an exemptive order. The SEC staff was advised that the Trust and the Adviser wish to proceed with the application and that they have added a condition to the application providing that any exemptive order will terminate if and when Rule 15a-5 is adopted. In January 2005, the SEC staff provided comments on the application for exemption; and, in light of timing, the Trust deferred responding to the comments in anticipation of the rule being adopted. As of the date of this Prospectus, Rule 15a-5 is still being considered for adoption; however, there is no assurance that the rule will be adopted or exemptive relief will be granted.


Page 8 - Monteagle Funds - Monteagle Quality Growth Fund Prospectus

OTHER SERVICE PROVIDERS


Matrix Capital Group, Inc. (the "Transfer Agent"), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent's address is 630 Fitzwatertown Road, Building A, Second Floor, Willow Grove, PA 19090.

Matrix Capital Group, Inc. (the "Distributor"), the principal underwriter of the Fund, acts as the Fund's representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.


The fees and other charges (except for any extraordinary expenses) associated with the Fund's service providers are paid by the Adviser.

FUND EXPENSES

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and
(b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's CCO attributable to the Fund, and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. The Fund's expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses - including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.


             Monteagle Funds - Monteagle Quality Growth Fund Prospectus - Page 9

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

GENERAL INFORMATION

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value ("NAV") next calculated after receipt of your purchase order in proper form. If your purchase order is received in proper form prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

--------------------------------------------------------------------------------
HOW TO CONTACT THE FUND

WRITE TO US AT:


   Monteagle Funds
   630 Fitzwatertown Road
   Building A, Second Floor
   Willow Grove, PA 19090-1904

OVERNIGHT ADDRESS:

   Monteagle Funds
   630 Fitzwatertown Road
   Building A, Second Floor
   Willow Grove, PA 19090

DISTRIBUTOR:

   Matrix Capital Group, Inc.
   420 Lexington Avenue
   Suite 601
   New York, NY 10170

TELEPHONE US TOLL-FREE AT:

   (888) 263-5593

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:

   Please call the Transfer Agent
   at (888) 263-5593 for wiring
   instructions.
--------------------------------------------------------------------------------



Page 10 - Monteagle Funds - Monteagle Quality Growth Fund Prospectus

TRANSACTIONS THROUGH THIRD PARTIES. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

BUYING SHARES

HOW TO MAKE PAYMENTS. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

      o CHECKS. Checks must be made payable to "Monteagle Funds." The Transfer Agent will charge $25 against a shareholder's account for any check returned for insufficient funds.

            By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

      o BANK WIRES. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when U.S. Bank, N.A., the Fund's custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.


            Monteagle Funds - Monteagle Quality Growth Fund Prospectus - Page 11

      o IRA ACCOUNTS. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

MINIMUM INVESTMENTS. The minimum initial investment for the Fund is $2,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

ACCOUNT REQUIREMENTS
------------------------------------------------------------------------------------------
TYPE OF ACCOUNT                              REQUIREMENT
------------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT    o  Instructions must be signed by all persons
ACCOUNTS                                        required to sign exactly as their names
                                                appear on the account.
Individual accounts are owned by one
person, as are sole proprietorship
accounts. Joint accounts have two or more
owners (tenants).
------------------------------------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)   o  Depending on state laws, you can set up a
                                                custodial account under the UGMA or the
These custodial accounts provide a way to       UTMA.
give money to a child and obtain tax
benefits.                                    o  The custodian must sign instructions in a
                                                manner indicating custodial capacity.
------------------------------------------------------------------------------------------
BUSINESS ENTITIES                            o  Submit a Corporate/Organization Resolution
                                                form or similar document.
------------------------------------------------------------------------------------------
TRUSTS                                       o  The trust must be established before an
                                                account can be opened.

                                             o  Provide a certified trust document, or the
                                                pages from the trust document that
                                                identify the trustees.
------------------------------------------------------------------------------------------


Page 12 - Monteagle Funds - Monteagle Quality Growth Fund Prospectus

INVESTMENT PROCEDURES
------------------------------------------------------------------------------------------
HOW TO OPEN AN ACCOUNT                       HOW TO ADD TO YOUR ACCOUNT
------------------------------------------------------------------------------------------
BY CHECK                                     BY CHECK

o  Call or write us for an account           o  Fill out an investment slip from a
   application (and a                           confirmation statement or write us a
   Corporate/Organization Resolution            letter.
   form, if applicable).
                                             o  Write your account number on your check.
o  Complete the application (and resolution
   form).                                    o  Mail us the slip (or your letter) and a
                                                check.
o  Mail us your application (and resolution
   form) and a check.
------------------------------------------------------------------------------------------
BY BANK WIRE                                 BY BANK WIRE

o  Call or write us for an account           o  Call to notify us of your incoming wire.
   application (and a
   Corporate/Organization Resolution         o  Instruct your bank to wire your money to
   form, if applicable).                        us.

o Complete the application (and resolution form).

o  Call us to fax the completed application
   (and resolution form) and we will
   assign you an account number.

o  Mail us your original application (and
   resolution form).

o  Instruct your bank to wire your money to
   us.
------------------------------------------------------------------------------------------
BY SYSTEMATIC INVESTMENT

o  Complete the Systematic Investment
   section of the application.

o  Attach a voided check to your application.

o  Mail us the completed application and the
   voided check.
------------------------------------------------------------------------------------------


            Monteagle Funds - Monteagle Quality Growth Fund Prospectus - Page 13

SYSTEMATIC INVESTMENTS. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

LIMITATIONS ON PURCHASES. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading.

CANCELLED OR FAILED PAYMENTS. The Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

      o     Name;

      o     Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. FEDERAL LAW PROHIBITS THE FUND AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the


Page 14 - Monteagle Funds - Monteagle Quality Growth Fund Prospectus

NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund's inability to verify your identity.

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

--------------------------------------------------------------------------------
HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL

o     Prepare a written request including:

      >     Your name(s) and signature(s)

      >     Your account number

      >     The Fund name

      >     The dollar amount or number of shares you want to sell

      >     How and where to send your proceeds

o     Obtain a signature guarantee (if required)

o     Obtain other documentation (if required)

o     Mail us your request and documentation
--------------------------------------------------------------------------------
BY BANK WIRE

o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR

o     Mail us your request (See "By Mail")
--------------------------------------------------------------------------------


            Monteagle Funds - Monteagle Quality Growth Fund Prospectus - Page 15

--------------------------------------------------------------------------------
HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE (FOR REDEMPTIONS OF $25,000 OR LESS)

o Call us with your request (unless you declined telephone redemption privileges on your account application)

o     Provide the following information:

      >     Your account number

      >     Exact name(s) in which the account is registered

      >     Additional form of identification

o     Your proceeds will be:

      >     Mailed to you OR

      > Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")
--------------------------------------------------------------------------------
SYSTEMATICALLY

o     Complete the systematic withdrawal section of the application

o     Attach a voided check to your application

o     Mail us your completed application
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund's custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.


Page 16 - Monteagle Funds - Monteagle Quality Growth Fund Prospectus

WIRE REDEMPTIONS. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA REDEMPTIONS. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

SYSTEMATIC WITHDRAWAL. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

      o     Request to redeem $100,000 or more;

      o Redemption from an account for which the address or account registration has changed within the last 30 days;

      o Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

      o Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.


            Monteagle Funds - Monteagle Quality Growth Fund Prospectus - Page 17

LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

REQUIREMENTS. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
BY MAIL

o     Prepare a written request including:

      >     Your name(s) and signature(s)

      >     Your account number

      >     The names of the funds you are exchanging

      > The dollar amount or number of shares you want to sell (and exchange)

o If opening a new account, complete an account application if you are requesting different shareholder privileges

o     Mail us your request and documentation
--------------------------------------------------------------------------------
BY TELEPHONE

o Call us with your request (unless you declined telephone redemption privileges on your account application)

o     Provide the following information:

      >     Your account number

      >     Exact name(s) in which account is registered

      >     Additional form of identification
--------------------------------------------------------------------------------


Page 18 - Monteagle Funds - Monteagle Quality Growth Fund Prospectus

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

MARKET TIMING

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors).

It is the Trust's policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust's CCO and may, after consultation with or at the discretion of the Trust's CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.


            Monteagle Funds - Monteagle Quality Growth Fund Prospectus - Page 19

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund's distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund's distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.


Page 20 - Monteagle Funds - Monteagle Quality Growth Fund Prospectus

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). The information for the fiscal periods ended August 31, 2008, August 31, 2007, August 31, 2006, December 31, 2005 and December 31, 2004 has been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund's financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund. The information for the fiscal year ended December 31, 2003 was audited by other independent auditors.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                PERIOD ENDED      YEAR        YEAR    EIGHT MONTHS         YEAR             YEAR         YEAR
                                FEBRUARY 28,     ENDED       ENDED        ENDED           ENDED            ENDED        ENDED
                                    2009        AUGUST 31,  AUGUST 31,  AUGUST 31,      DECEMBER 31,     DECEMBER 31, DECEMBER 31,
                                (UNAUDITED)       2008        2007       2006 (a)          2005             2004         2003
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at
  beginning of period         [to be inserted] $     8.84  $     7.75  $     7.90       $     7.69       $     7.40   $     6.16
                                   --------    ----------  ----------  ----------       ----------       ----------   ----------
Income (loss) from
  investment operations:
  Net investment income (loss)                      (0.00)      (0.01)      (0.00)(b)(c)     (0.00)(b)(d)      0.01(b)     (0.01)(b)
  Net realized and unrealized
   gains (losses) on investments                    (0.38)       1.10       (0.15)            0.21             0.29         1.25
                                   --------    ----------  ----------  ----------       ----------       ----------   ----------
Total from investment operations                    (0.38)       1.09       (0.15)            0.21             0.30         1.24
                                   --------    ----------  ----------  ----------       ----------       ----------   ----------
Less distributions:
  From net investment income                           --          --          --            (0.00)(e)        (0.01)       (0.00)(f)
                                   --------    ----------  ----------  ----------       ----------       ----------   ----------

Net asset value at end of period               $     8.46  $     8.84  $     7.75       $     7.90       $     7.69   $     7.40
                                   ========    ==========  ==========  ==========       ==========       ==========   ==========

Total return (g)                                   (4.30%)     14.06%      (1.90%)(h)        2.77%            4.11%       20.20%
                                   ========    ==========  ==========  ==========       ==========       ==========   ==========

Net assets at end of period (000's)            $   14,203  $   14,871  $   19,070       $   19,278       $   15,841   $   13,140
                                   ========    ==========  ==========  ==========       ==========       ==========   ==========
Ratio of operating expenses to
  average net assets after
  reimbursement/waiver of fees                      1.25%       1.23%       1.26%(i)         1.26%            1.25%        1.25%
Ratio of operating expenses
  to average net assets before
  reimbursement/waiver of fees                      1.25%       1.23%       1.48%(i)         1.54%            1.69%        2.44%
Ratio of net investment income
  (loss) to average net assets after
  reimbursement/waiver of fees                     (0.05%)     (0.08%)     (0.08%)(i)       (0.04%)           0.19%       (0.11%)
Portfolio turnover rate                               26%         72%         63%              92%              94%          88%

(a)   Fund changed fiscal year end to August 31.

(b) Net investment income (loss) per share is based on average shares outstanding during the period.

(c)   Net investment loss per share was $(0.0042)

(d)   Net investment loss per share was $(0.0031)

(e)   Distributions per share were $(0.0032)

(f)   Distributions per share were $(0.0038)

(g) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(h)   Not annualized.

(i)   Annualized.


            Monteagle Funds - Monteagle Quality Growth Fund Prospectus - Page 21

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


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


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

--------------------------------------------------------------------------------
NOTICE OF PRIVACY POLICY AND PROCEDURES
--------------------------------------------------------------------------------

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

      o Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

      o     The Fund's investment adviser; and

      o     Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

--------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORTS

The Fund publishes annual and semi-annual  reports
to    shareholders    that   provide    additional           [LOGO OMITTED]
information about the Fund's  investments.  In the           MONTEAGLE FUNDS
Fund's annual  report,  you will find a discussion
of the market conditions and investment strategies           MONTEAGLE FIXED
that significantly affected the Fund's performance             INCOME FUND
during its last fiscal year.
                                                           MONTEAGLE INFORMED
STATEMENT OF ADDITIONAL INFORMATION ("SAI")               INVESTOR GROWTH FUND

The SAI provides more detailed  information  about         MONTEAGLE LARGE CAP
the Fund and it is incorporated by reference into,             GROWTH FUND
and  is  legally  part  of,  this  Prospectus.   A
description of the Fund's  policies and procedures          MONTEAGLE QUALITY
with respect to the  disclosure  of its  portfolio             GROWTH FUND
holdings is available in the SAI.
                                                            MONTEAGLE SELECT
CONTACTING THE FUND                                            VALUE FUND

You can get free  copies of the Fund's  annual and        MONTEAGLE VALUE FUND
semi-annual   reports  and  SAI,   request   other
information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:


                                                             MONTEAGLE FUNDS
                                                            209 TENTH AVENUE
                  MONTEAGLE FUNDS                                SOUTH
              209 Tenth Avenue South                           SUITE 332
                     Suite 332                             NASHVILLE, TN 37203
            Nashville, Tennessee 37203                   www.monteaglefunds.com
       (888) 263-5593 www.monteaglefunds.com
                                                           C/O MATRIX CAPITAL
SECURITIES AND EXCHANGE COMMISSION INFORMATION                GROUP, INC.
                                                             420 LEXINGTON
You can also  review the Fund's  reports,  SAI and               AVENUE
other  information  about  the Fund at the  Public              SUITE 601
Reference Room of the SEC. The scheduled  hours of         NEW YORK, NY 10170
operation  of the  Public  Reference  Room  may be           (888) 263-5593
obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:


               Public Reference Room
        Securities and Exchange Commission
            Washington, D.C. 20549-0102
        E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC's Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

                               [GRAPHIC OMITTED]

                  MONTEAGLE
                  SELECT VALUE FUND

                  PROSPECTUS
                  MAY 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                 ---------------
                                                                  [LOGO OMITTED]
                                                                 MONTEAGLE FUNDS
                                                                 ---------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY .......................................................    1

PERFORMANCE ...............................................................    2

FEE TABLE .................................................................    4

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS .....................    5

MANAGEMENT ................................................................    6

YOUR ACCOUNT ..............................................................   10

DISTRIBUTIONS AND TAXES ...................................................   20

FINANCIAL HIGHLIGHTS ......................................................   21

NOTICE OF PRIVACY POLICY AND PROCEDURES ....................   INSIDE BACK COVER

FOR MORE INFORMATION ..............................................   BACK COVER

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Monteagle Select Value Fund (the "Fund") is long-term capital appreciation. The Fund will provide shareholders with at least 60 days notice before changing this objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund uses a "value investing" style by investing, under normal circumstances, at least 80% of its net assets in the common stock of domestic companies that the Fund's Sub-adviser believes are under-priced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.


PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the Fund and the Fund could underperform other investments. The principal risks of investing in the Fund include:

      o     The stock market goes down

      o The stock market continues to undervalue the stocks in the Fund's portfolio

      o     The Adviser's judgment as to the value of a stock proves to be wrong

      o The Fund's particular investment style falls out of favor with the market

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

--------------------------------------------------------------------------------
CONCEPTS TO UNDERSTAND

VALUE INVESTING
means to invest in stocks whose prices are low relative to stocks of comparable companies.

COMMON STOCK
is ownership shares in a corporation that are sold initially by the corporation and then traded by investors.

PRICE/EARNINGS RATIO
means the per share ratio of a company's current market capitalization to its annual earnings.

MARKET CAPITALIZATION
of a company means the value of the company's common stock in the stock market.
--------------------------------------------------------------------------------


               Monteagle Funds - Monteagle Select Value Fund Prospectus - Page 1

WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

      o You are willing to tolerate significant fluctuations in the value of your investment

      o     You are pursuing a long-term goal

      o     You are willing to accept higher short-term risk

The Fund may NOT be appropriate for you if:

      o You want an investment that pursues market trends or focuses only on particular sectors or industries

      o     You need regular income or stability of principal

      o     You are pursuing a short-term goal or investing emergency reserves

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for each full calendar year that the Fund has operated.

                              [BAR CHART OMITTED]

  -4.10%   6.20%   14.08%   -11.66%  34.24%   15.18%   1.45%   14.90%    0.85%
   1999    2000     2001      2002    2003     2004    2005     2006     2007

The Fund's year-to-date total return through September 30, 2008 is -20.25%.

During the period shown in the bar chart, the highest quarterly return was 19.63% (for the quarter ended June 30, 2003) and the lowest return was -22.30% (for the quarter ended September 30, 2002). The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.


Page 2 - Monteagle Funds - Monteagle Select Value Fund Prospectus

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2007

The table below shows how the Fund's average annual total returns compare to those of the S&P 500 Index(R). The table also presents the impact of taxes on the Fund's returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account ("IRA") or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
MONTEAGLE SELECT VALUE FUND(1)             1 YEAR     5 YEARS   (MARCH 30, 1998)
--------------------------------------------------------------------------------
   Return Before Taxes                      0.85%     12.69%          5.72%

   Return After Taxes on Distributions     -1.79%     11.60%          4.96%

   Return After Taxes on Distributions      2.81%     10.70%          4.63%
   and Sale of Fund Shares
--------------------------------------------------------------------------------
S&P 500 INDEX(R)(2)
--------------------------------------------------------------------------------
   (reflects no deduction for fees,
   expenses or taxes)                       5.49%     12.83%          4.73%
--------------------------------------------------------------------------------

(1) Performance reflects fee waivers by the Adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.

(2) The S&P 500 Index(R) is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index. One cannot invest directly in the index.


               Monteagle Funds - Monteagle Select Value Fund Prospectus - Page 3

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                                   None

Deferred Sales Charge (Load)                                               None

Sales Charge (Load) Imposed on Reinvested Distributions                    None

Redemption Fee                                                             None

Exchange Fee                                                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees (1)                                                        1.20%

Distribution (12b-1) Fees                                                  None

Other Expenses (1)                                                         0.06%

Acquired Fund Fees and Expenses(2)                                         0.01%
                                                                           -----
Total Annual Fund Operating Expenses                                       1.27%
--------------------------------------------------------------------------------

(1) The Adviser is responsible for paying all of the Fund's expenses except costs of membership in trade associations, Securities and Exchange Commission registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs, litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the
      Trust's Chief Compliance Officer attributable to the Fund and extraordinary expenses.

(2) Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same as stated in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   ------------------------------------------------------------------------
         1 YEAR           3 YEARS           5 YEARS          10 YEARS
   ------------------------------------------------------------------------
          $129              $403             $697             $1,534
   ------------------------------------------------------------------------


Page 4 - Monteagle Funds - Monteagle Select Value Fund Prospectus

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital appreciation.

INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in common stocks of domestic companies. For purposes of this policy, assets mean net assets plus borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Using a value approach, the Fund seeks to invest in stocks that are under-priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

INVESTMENT RISKS

GENERALLY. There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. In addition to the specific risks outlined above, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The value of the Fund's investments could be impacted by changes in interest rates. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in "value" stocks, then the net asset value of the Fund could also decrease.


               Monteagle Funds - Monteagle Select Value Fund Prospectus - Page 5

TEMPORARY DEFENSIVE POSITION. In order to respond to adverse market, economic or other conditions, the Fund may from time to time assume a temporary defensive position and invest without limit in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

ADVISER


Nashville Capital Corporation ("Nashville Capital" or the "Adviser"), 209 10th Avenue South, Suite 332, Nashville TN37203, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the "Trust"). Subject to the general oversight of the Board of Trustees of the Trust (the "Board"), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Parkway Advisors, LP. Nashville Capital was formed in 1986 and, as of February 28, 2009, managed assets of over $66 million. Pursuant to the Management Agreement, the Adviser is paid a management fee based upon the Fund's average daily net assets according to the following schedule:


      -----------------------------------------------------------------
             AVERAGE DAILY NET
             ASSETS OF THE FUND                 MANAGEMENT FEE RATE
      -----------------------------------------------------------------
             First $25 million                         1.200%

         $25 million to $50 million                    1.115%

        $50 million to $100 million                    0.975%

             Over $100 million                         0.875%
      -----------------------------------------------------------------

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's Chief Compliance Officer (the "CCO") attributable to the Fund and extraordinary expenses.


Page 6 - Monteagle Funds - Monteagle Select Value Fund Prospectus

A discussion regarding the basis for approval by the Board of Trustees of the Fund's Management Agreement with the Adviser is available in the Fund's semi-annual report for the period ended February 28, 2009.

SUB-ADVISER / PORTFOLIO MANAGERS

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund's Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Parkway Advisors, LP ("Parkway"), under which Parkway serves as the Fund's Sub-adviser. The Adviser has retained Parkway to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by the portfolio managers employed by Parkway. Parkway is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding Parkway and the business experience and educational background of the Fund's portfolio managers follow:

Parkway Advisors is a wholly owned subsidiary of Directors Investment Group, Inc., a holding company of several businesses which include insurance companies. Prior to May 2001, Parkway Advisors was the investment management department of a related insurance company responsible for the management of assets for over 13 years. The investment management department spun out of the insurance company, organized Parkway Advisors in April of 2001 and has been registered with the Securities and Exchange Commission ("SEC") as an investment adviser since May 16, 2001. As of February 28, 2009, Parkway Advisors manages client portfolios with assets in excess of $606 million. Carl C. Peterson is its Chief Executive Officer and Principal and Theron R. Holladay, CFA is the Vice President and Chief Investment Officer.

Carl C. Peterson and Theron R. Holladay are jointly and primarily responsible for the day-to-day management of the Fund (since March 2004). They have been with the Sub-adviser since its inception and worked together with its predecessor operation.


CARL C. PETERSON. Mr. Peterson attended Texas A&M University and received a Bachelor of Business Administration degree in Accounting in 1983. His business background for the preceding five 5 years includes the following: Parkway Advisors, L.P., CEO from 04/01 to present; Directors Investment Group, Inc., Director from 04/03 to present; Monteagle Funds (formerly Memorial Funds), President from 10/02 to present; Parkway Advisors Group, Inc., President from 04/01 to present; Parkway Advisors Holdings, Inc., President from 04/01 to present.

THERON R. HOLLADAY, CFA. Mr. Holladay attended Hardin-Simmons University and received a Bachelor of Business Administration degree in Finance in 1993. His business background for the preceding five 5 years includes the following:
Parkway Advisors, L.P., Chief Investment Officer from 04/01 to present; Parkway Advisors Group, Inc., Vice President from 04/01 to present; Parkway Advisors Holdings, Inc., Vice President from 04/01 to present. Mr. Holladay is a Certified Financial Analyst.


               Monteagle Funds - Monteagle Select Value Fund Prospectus - Page 7

The Fund's Statement of Additional Information contains further details about the portfolio managers' compensation, other accounts they manage, and their ownership of Fund shares.

SEC EXEMPTIVE ORDER

The Trust and the Adviser have applied for an exemptive order from the SEC that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated Sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order would also permit the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated Sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated Sub-advisers or continue the employment of existing unaffiliated Sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with a Sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Sub-adviser changes. If the Adviser hires more than one Sub-adviser for the Fund, the order would also permit the Fund to disclose to shareholders the Sub-advisers' fees only in the aggregate for the Fund.

Prior to October 2002, the Trust operated under an exemptive order covering Sub-adviser matters. With the October 1, 2002 change in investment advisers, the Trust could no longer utilize the exemptive order specific to the previous investment adviser. On November 29, 2002, shareholders instructed management to submit an application for an exemptive order on the same terms and conditions as the prior order. On October 23, 2003, the SEC proposed Rule 15a-5 under the Investment Company Act of 1940 that would allow funds to operate under conditions like those in the application for an exemptive order. The SEC staff was advised that the Trust and the Adviser wish to proceed with the application and that they have added a condition to the application providing that any exemptive order will terminate if and when Rule 15a-5 is adopted. In January 2005, the SEC staff provided comments on the application for exemption; and, in light of timing, the Trust deferred responding to the comments in anticipation of the rule being adopted. As of the date of this Prospectus, Rule 15a-5 is still being considered for adoption; however, there is no assurance that the rule will be adopted or exemptive relief will be granted.

OTHER SERVICE PROVIDERS


Matrix Capital Group, Inc. (the "Transfer Agent"), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent's address is 630 Fitzwatertown Road, Building A, Second Floor, Willow Grove, PA 19090.

Matrix Capital Group, Inc. (the "Distributor"), the principal underwriter of the Fund, acts as the Fund's representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.



Page 8 - Monteagle Funds - Monteagle Select Value Fund Prospectus

The fees and other expenses (except for any extraordinary expenses) associated with the Fund's service providers are paid by the Adviser.

FUND EXPENSES

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's CCO attributable to the Fund and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. The Fund's expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses - including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.


               Monteagle Funds - Monteagle Select Value Fund Prospectus - Page 9

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

GENERAL INFORMATION

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value ("NAV") next calculated after receipt of your purchase order in proper form. If your purchase order is received in proper form prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

--------------------------------------------------------------------------------
HOW TO CONTACT THE FUND

WRITE TO US AT:


   Monteagle Funds
   630 Fitzwatertown Road
   Building A, Second Floor
   Willow Grove, PA 19090-1904

OVERNIGHT ADDRESS:

   Monteagle Funds
   630 Fitzwatertown Road
   Building A, Second Floor
   Willow Grove, PA 19090

DISTRIBUTOR:

   Matrix Capital Group, Inc.
   420 Lexington Avenue
   Suite 601
   New York, NY 10170

TELEPHONE US TOLL-FREE AT:

   (888) 263-5593

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:

   Please call the Transfer Agent
   at (888) 263-5593 for wiring
   instructions.
--------------------------------------------------------------------------------



Page 10 - Monteagle Funds - Monteagle Select Value Fund Prospectus

TRANSACTIONS THROUGH THIRD PARTIES. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

BUYING SHARES

HOW TO MAKE PAYMENTS. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, "starter" checks, traveler's checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

      o CHECKS. Checks must be made payable to "Monteagle Funds." The Transfer Agent will charge $25 against a shareholder's account for any check returned for insufficient funds.

            By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

      o BANK WIRES. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when U.S. Bank, N.A., the Fund's custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.


              Monteagle Funds - Monteagle Select Value Fund Prospectus - Page 11

      o IRA ACCOUNTS. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

MINIMUM INVESTMENTS. The minimum initial investment for the Fund is $2,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

ACCOUNT REQUIREMENTS
-----------------------------------------------------------------------------------------
TYPE OF ACCOUNT                               REQUIREMENT
-----------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT     o  Instructions must be signed by all
ACCOUNTS                                         persons required to sign exactly as
                                                 their names appear on the account.
Individual accounts are owned by one
person, as are sole proprietorship
accounts. Joint accounts have two or more
owners (tenants).
-----------------------------------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)    o  Depending on state laws, you can set up
                                                 a custodial account under the UGMA or
These custodial accounts provide a way to        the UTMA.
give money to a child and obtain tax
benefits.                                     o  The custodian must sign instructions in
                                                 a manner indicating custodial capacity.
-----------------------------------------------------------------------------------------
BUSINESS ENTITIES                             o  Submit a Corporate/Organization
                                                 Resolution form or similar document.
-----------------------------------------------------------------------------------------
TRUSTS                                        o  The trust must be established before an
                                                 account can be opened.

                                              o  Provide a certified trust document, or
                                                 the pages from the trust document that
                                                 identify the trustees.
-----------------------------------------------------------------------------------------


Page 12 - Monteagle Funds - Monteagle Select Value Fund Prospectus

INVESTMENT PROCEDURES
-----------------------------------------------------------------------------------------
HOW TO OPEN AN ACCOUNT                        HOW TO ADD TO YOUR ACCOUNT
-----------------------------------------------------------------------------------------
BY CHECK                                      BY CHECK

o  Call or write us for an account            o  Fill out an investment slip from a
   application (and a                            confirmation statement or write us a
   Corporate/Organization Resolution form,       letter.
   if applicable).
                                              o  Write your account number on your check.
o  Complete the application (and resolution
   form).                                     o  Mail us the slip (or your letter) and a
                                                 check.
o  Mail us your application (and resolution
   form) and a check.
-----------------------------------------------------------------------------------------
BY BANK WIRE                                  BY BANK WIRE

o  Call or write us for an account            o  Call to notify us of your incoming wire.
   application (and a
   Corporate/Organization Resolution form,    o  Instruct your bank to wire your money to
   if applicable).                               us.

o Complete the application (and resolution form).

o  Call us to fax the completed application
   (and resolution form) and we will
   assign you an account number.

o  Mail us your original application (and
   resolution form).

o  Instruct your bank to wire your money to
   us.
-----------------------------------------------------------------------------------------
BY SYSTEMATIC INVESTMENT

o Complete the Systematic Investment section of the application.

o  Attach a voided check to your application.

o  Mail us the completed application and the
   voided check.
-----------------------------------------------------------------------------------------


              Monteagle Funds - Monteagle Select Value Fund Prospectus - Page 13

SYSTEMATIC INVESTMENTS. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

LIMITATIONS ON PURCHASES. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading.

CANCELLED OR FAILED PAYMENTS. The Fund accepts checks and electronic transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

      o     Name;

      o     Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. FEDERAL LAW PROHIBITS THE FUND AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares


Page 14 - Monteagle Funds - Monteagle Select Value Fund Prospectus will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund's inability to verify your identity.

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

--------------------------------------------------------------------------------
HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL

o     Prepare a written request including:

      >     Your name(s) and signature(s)

      >     Your account number

      >     The Fund name

      >     The dollar amount or number of shares you want to sell

      >     How and where to send your proceeds

o     Obtain a signature guarantee (if required)

o     Obtain other documentation (if required)

o     Mail us your request and documentation
--------------------------------------------------------------------------------
BY BANK WIRE

o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR

o     Mail us your request (See "By Mail")
--------------------------------------------------------------------------------


              Monteagle Funds - Monteagle Select Value Fund Prospectus - Page 15

--------------------------------------------------------------------------------
HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE (FOR REDEMPTIONS OF $25,000 OR LESS)

o Call us with your request (unless you declined telephone redemption privileges on your account application)

o     Provide the following information:

      >     Your account number

      >     Exact name(s) in which the account is registered

      >     Additional form of identification

o     Your proceeds will be:

      >     Mailed to you OR

      > Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")
--------------------------------------------------------------------------------
SYSTEMATICALLY

o     Complete the systematic withdrawal section of the application

o     Attach a voided check to your application

o     Mail us your completed application
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund's custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.


Page 16 - Monteagle Funds - Monteagle Select Value Fund Prospectus

WIRE REDEMPTIONS. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA REDEMPTIONS. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

SYSTEMATIC WITHDRAWAL. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

      o     Request to redeem $100,000 or more;

      o Redemption from an account for which the address or account registration has changed within the last 30 days;

      o Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

      o Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.


              Monteagle Funds - Monteagle Select Value Fund Prospectus - Page 17

LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

REQUIREMENTS. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
BY MAIL

o     Prepare a written request including:

      >     Your name(s) and signature(s)

      >     Your account number

      >     The names of the funds you are exchanging

      > The dollar amount or number of shares you want to sell (and exchange)

o If opening a new account, complete an account application if you are requesting different shareholder privileges

o     Mail us your request and documentation
--------------------------------------------------------------------------------
BY TELEPHONE

o Call us with your request (unless you declined telephone redemption privileges on your account application)

o     Provide the following information:

      >     Your account number

      >     Exact name(s) in which account is registered

      >     Additional form of identification
--------------------------------------------------------------------------------


Page 18 - Monteagle Funds - Monteagle Select Value Fund Prospectus

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

MARKET TIMING

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors).

It is the Trust's policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust's CCO and may, after consultation with or at the discretion of the Trust's CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.


              Monteagle Funds - Monteagle Select Value Fund Prospectus - Page 19

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund's distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund's distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.


Page 20 - Monteagle Funds - Monteagle Select Value Fund Prospectus

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). The information for the fiscal periods ended August 31, 2008, August 31, 2007, August 31, 2006, December 31, 2005 and December 31, 2004 has been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund's financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund. The information for the year ended December 31, 2003 was audited by other independent auditors.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                 PERIOD ENDED       YEAR          YEAR      EIGHT MONTHS       YEAR          YEAR          YEAR
                                 FEBRUARY 28,      ENDED         ENDED         ENDED          ENDED         ENDED         ENDED
                                     2009        AUGUST 31,    AUGUST 31,    AUGUST 31,    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                 (UNAUDITED)        2008          2007        2006 (a)         2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value at
  beginning of period          [to be inserted] $    15.67    $    14.02    $    13.48     $    13.51    $    11.84    $     8.95
                                   --------     ----------    ----------    ----------     ----------    ----------    ----------
Income (loss) from
  investment operations:
  Net investment income                               0.13          0.13          0.12(b)        0.11(b)       0.12(b)       0.14(b)
  Net realized and unrealized
   gains (losses) on investments                     (2.11)         1.98          0.50           0.08          1.67          2.90
                                   --------     ----------    ----------    ----------     ----------    ----------    ----------
Total from investment operations                     (1.98)         2.11          0.62           0.19          1.79          3.04
                                   --------     ----------    ----------    ----------     ----------    ----------    ----------
Less distributions:
  From net investment income                         (0.12)        (0.15)        (0.08)         (0.11)        (0.12)        (0.15)
  From net realized gains
   on investments                                    (1.94)        (0.31)           --          (0.11)           --            --
                                   --------     ----------    ----------    ----------     ----------    ----------    ----------
Total distributions                                  (2.06)        (0.46)        (0.08)         (0.22)        (0.12)        (0.15)
                                   --------     ----------    ----------    ----------     ----------    ----------    ----------
Net asset value at end of period                $    11.63    $    15.67    $    14.02     $    13.48    $    13.51    $    11.84
                                   ========     ==========    ==========    ==========     ==========    ==========    ==========
Total return (c)                                   (14.01%)       15.21%         4.60%(d)       1.45%        15.18%        34.24%
                                   ========     ==========    ==========    ==========     ==========    ==========    ==========
Net assets at end of period (000's)             $   11,502    $   13,628    $   16,065     $   16,120    $    7,763    $    3,985
                                   ========     ==========    ==========    ==========     ==========    ==========    ==========
Ratio of operating expenses to
  average net assets after
  reimbursement/waiver of fees                       1.26%         1.22%         1.26%(e)       1.26%         1.17%         1.25%
Ratio of operating expenses to
  average net assets before
  reimbursement/waiver of fees                       1.26%         1.22%         1.49%(e)       1.66%         1.78%         3.87%
Ratio of net investment income to
  average net assets after
  reimbursement/waiver of fees                       1.00%         0.82%         1.25%(e)       0.93%         0.98%         1.44%
Portfolio turnover rate                                71%           88%           31%            71%           69%           26%

(a)   Fund changed fiscal year end to August 31.

(b) Net investment income per share is based on average shares outstanding during the period.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e)   Annualized.


              Monteagle Funds - Monteagle Select Value Fund Prospectus - Page 21

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


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


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

--------------------------------------------------------------------------------
NOTICE OF PRIVACY POLICY AND PROCEDURES
--------------------------------------------------------------------------------

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

      o Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

      o     The Fund's investment adviser; and

      o     Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

--------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORTS

The Fund publishes annual and semi-annual  reports
to    shareholders    that   provide    additional           [LOGO OMITTED]
information about the Fund's  investments.  In the           MONTEAGLE FUNDS
Fund's annual  report,  you will find a discussion
of the market conditions and investment strategies           MONTEAGLE FIXED
that significantly affected the Fund's performance             INCOME FUND
during its last fiscal year.
                                                           MONTEAGLE INFORMED
STATEMENT OF ADDITIONAL INFORMATION ("SAI")               INVESTOR GROWTH FUND

The SAI provides more detailed  information  about         MONTEAGLE LARGE CAP
the Fund and it is incorporated by reference into,             GROWTH FUND
and  is  legally  part  of,  this  Prospectus.   A
description of the Fund's  policies and procedures          MONTEAGLE QUALITY
with respect to the  disclosure  of its  portfolio             GROWTH FUND
holdings is available in the SAI.
                                                            MONTEAGLE SELECT
CONTACTING THE FUND                                            VALUE FUND

You can get free  copies of the Fund's  annual and        MONTEAGLE VALUE FUND
semi-annual   reports  and  SAI,   request   other
information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:


                                                             MONTEAGLE FUNDS
                                                            209 TENTH AVENUE
                  MONTEAGLE FUNDS                                SOUTH
              209 Tenth Avenue South                           SUITE 332
                     Suite 332                             NASHVILLE, TN 37203
            Nashville, Tennessee 37203                   www.monteaglefunds.com
       (888) 263-5593 www.monteaglefunds.com
                                                           C/O MATRIX CAPITAL
SECURITIES AND EXCHANGE COMMISSION INFORMATION                GROUP, INC.
                                                             420 LEXINGTON
You can also  review the Fund's  reports,  SAI and               AVENUE
other  information  about  the Fund at the  Public              SUITE 601
Reference Room of the SEC. The scheduled  hours of         NEW YORK, NY 10170
operation  of the  Public  Reference  Room  may be           (888) 263-5593
obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:


               Public Reference Room
        Securities and Exchange Commission
            Washington, D.C. 20549-0102
        E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC's Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

                               [GRAPHIC OMITTED]

                  MONTEAGLE
                  VALUE FUND


                  PROSPECTUS
                  MAY 1, 2009


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                 ---------------
                                                                  [LOGO OMITTED]
                                                                 MONTEAGLE FUNDS
                                                                 ---------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY .......................................................    1

PERFORMANCE ...............................................................    3

FEE TABLE .................................................................    5

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS .....................    6

MANAGEMENT ................................................................    7

YOUR ACCOUNT ..............................................................   11

DISTRIBUTIONS AND TAXES ...................................................   21

FINANCIAL HIGHLIGHTS ......................................................   22

NOTICE OF PRIVACY POLICY AND PROCEDURES ....................   INSIDE BACK COVER

FOR MORE INFORMATION ..............................................   BACK COVER

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Monteagle Value Fund (the "Fund") is long term growth of capital. The Fund will provide shareholders with at least 60 days notice before changing this objective.

PRINCIPAL INVESTMENT STRATEGY

A long-term (or "buy and hold") approach is used to manage the Fund's portfolio. The Fund invests primarily in common stocks of medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that are believed to be undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index(R). A stock will be sold when it is no longer undervalued or when the fundamentals of the company that affect revenue and profitability have changed significantly, either in a positive or negative direction.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the Fund and the Fund could underperform other investments. The principal risks of investing in the Fund include:

      o MANAGEMENT RISK. The strategy used by the Fund may fail to produce the intended results.

      o COMPANY RISK. The Fund might decrease in value in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

      o MARKET RISK. The Fund might decrease in value in response to general market and economic conditions. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

      o VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices.

--------------------------------------------------------------------------------
CONCEPTS TO UNDERSTAND

VALUE INVESTING
means to invest in stocks whose prices are low relative to stocks of comparable companies.

COMMON STOCK
is ownership shares in a corporation that are sold initially by the corporation and then traded by investors.

PRICE/EARNINGS RATIO
means the per share ratio of a company's current market capitalization to its annual earnings.

MARKET CAPITALIZATION
of a company means the value of the company's common stock in the stock market.


                      Monteagle Funds - Monteagle Value Fund Prospectus - Page 1

      o VALUE STYLE RISK. The Fund invests in a style that emphasizes "value stocks". The market may not agree with the determination that a stock is undervalued, and the stock's price may not increase to what the Fund's investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

      o PORTFOLIO TURNOVER RISK. Generally, the Fund intends to invest for long-term purposes. However, the Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Sub-adviser believes that portfolio changes are necessary or appropriate. Periods of portfolio "repositioning" may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.

      o SECTOR RISK. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

      o CAPITALIZATION RISK. The Fund may invest in mid-capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements, for reasons including that the stocks are generally traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects.

      o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

      o You are a long-term investor seeking a fund with a value investment strategy

      o You are an investor willing to accept significant fluctuations in the value of your investment

      o You are an investor who can tolerate the greater risks associated with common stock investments

The Fund may NOT be appropriate for you if:

      o You want an investment that pursues market trends or focuses only on particular sectors or industries

      o     You need regular income or stability of principal

      o     You are pursuing a short-term goal or investing emergency reserves


Page 2 - Monteagle Funds - Monteagle Value Fund Prospectus

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return(1) of the Fund for each full calendar year that the Fund has operated.

                              [BAR CHART OMITTED]

  26.41%    7.74%    -19.91%   31.66%    14.49%    11.60%    15.52%    11.08%
   2000     2001       2002     2003      2004      2005      2006      2007

(1) The Unified Series Trust acquired all the assets and liabilities of the Monteagle Value Fund, a series of AmeriPrime Advisors Trust (the "AmeriPrime Predecessor Fund"), in a tax-free reorganization effective as of September 26, 2005. The Monteagle Funds acquired all the assets and liabilities of the Monteagle Value Fund, a series of Unified Series Trust (the "Unified Predecessor Fund"), in a tax-free reorganization effective as of July 14, 2006. The Fund is a continuation of the AmeriPrime Predecessor Fund and Unified Predecessor Fund (collectively the "Predecessor Funds") and, therefore, the bar chart includes the returns of the Predecessor Funds.

The Fund's year-to-date total return through September 30, 2008 is -18.56%.

During the period shown in the bar chart, the highest quarterly return was 18.21% (for the quarter ended June 30, 2003) and the lowest return was -24.41% (for the quarter ended September 30, 2002). The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.


                      Monteagle Funds - Monteagle Value Fund Prospectus - Page 3

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2007

The table that follows shows how the Fund's average annual total returns compare to those of the S&P 500 Index(R) and the Russell 2000 Value Index(R). The table also presents the impact of taxes on the Fund's returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account ("IRA") or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

                                                              SINCE INCEPTION
MONTEAGLE VALUE FUND(1)                   1 YEAR    5 YEARS  (DECEMBER 20, 1999)
--------------------------------------------------------------------------------
   Return Before Taxes                    11.08%     16.64%        11.59%

   Return After Taxes on Distributions     8.77%     15.79%        10.22%

   Return After Taxes on Distributions
   and Sale of Fund Shares                 8.53%     14.28%         9.40%
--------------------------------------------------------------------------------
S&P 500 INDEX(R)(2)
--------------------------------------------------------------------------------
   (reflects no deduction for fees,
   expenses or taxes)                      5.49%     12.83%         2.08%
--------------------------------------------------------------------------------
RUSSELL 2000 VALUE INDEX(R)(3)
--------------------------------------------------------------------------------
   (reflects no deduction for fees,
   expenses or taxes)                     -9.78%     15.80%        13.19%
--------------------------------------------------------------------------------

(1) Includes returns of the AmeriPrime Predecessor Fund and the Unified Predecessor Fund.

(2) The S&P 500 Index(R) is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index. One cannot invest directly in the index. While both the S&P 500 Index(R) and the Russell 2000 Value Index(R) are shown, the Fund's Sub-adviser believes that the S&P 500 Index(R) more closely represents the Fund's industry diversification, capitalization range and risk characteristics.

(3) The Russell 2000 Value Index(R) tracks stocks in the Russell 2000 Index(R) with lower price-to-book ratios and lower forecasted growth values. One cannot invest directly in the index.


Page 4 - Monteagle Funds - Monteagle Value Fund Prospectus

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                                   None

Deferred Sales Charge (Load)                                               None

Sales Charge (Load) Imposed on Reinvested Distributions                    None

Redemption Fee                                                             None

Exchange Fee                                                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees (1)                                                        1.20%

Distribution (12b-1) Fees                                                  None

Other Expenses (1)                                                         0.05%
                                                                           -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                       1.25%
--------------------------------------------------------------------------------

(1) The Fund's investment adviser is responsible for paying all the Fund's expenses except costs of membership in trade associations, Securities and Exchange Commission registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs, litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the
      Trust's Chief Compliance Officer attributable to the Fund and extraordinary expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same as stated in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR           3 YEARS           5 YEARS          10 YEARS
     --------------------------------------------------------------------
          $127              $397             $686             $1,511
     --------------------------------------------------------------------


                      Monteagle Funds - Monteagle Value Fund Prospectus - Page 5

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is long term growth of capital.

INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in common stocks of domestic companies. For purposes of this policy, assets means net assets plus borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund seeks to invest in common stocks of medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that the Fund believes are undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index(R).

Using a value approach, the Fund seeks to invest in stocks that are under-priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Fund's Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Fund's Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

INVESTMENT RISKS

GENERALLY. There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. In addition to the specific risks outlined above, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The value of the Fund's investments could be impacted by changes in interest rates. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in "value" stocks, then the net asset value of the Fund could also decrease.


Page 6 - Monteagle Funds - Monteagle Value Fund Prospectus

TEMPORARY DEFENSIVE POSITION. The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

ADVISER

Nashville Capital Corporation ("Nashville Capital" or the "Adviser"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the "Trust"). Subject to the general oversight of the Board of Trustees of the Trust (the "Board"), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.


In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Robinson Investment Group, Inc. Nashville Capital was formed in 1986 and, as of February 28, 2009, managed assets of over $66 million. Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund's average daily net assets according to the following schedule:


        ------------------------------------------------------------
              AVERAGE DAILY NET
              ASSETS OF THE FUND              MANAGEMENT FEE RATE
        ------------------------------------------------------------
              First $25 million                     1.200%

          $25 million to $50 million                1.115%

         $50 million to $100 million                0.975%

              Over $100 million                     0.875%
        ------------------------------------------------------------

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, Securities and Exchange Commission ("SEC") registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's Chief Compliance Officer (the "CCO") attributable to the Fund and extraordinary expenses.


                      Monteagle Funds - Monteagle Value Fund Prospectus - Page 7

A discussion regarding the basis for approval by the Board of Trustees of the Fund's Management Agreement with the Adviser is available in the Fund's semi-annual report for the period ended February 28, 2009.


SUB-ADVISER / PORTFOLIO MANAGER

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund's Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Robinson Investment Group, Inc. ("Robinson"), under which Robinson serves as the Fund's Sub-adviser. The Adviser has retained Robinson to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the Robinson. Robinson is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding Robinson and the business experience and educational background of the Fund's portfolio manager follow:


ROBINSON INVESTMENT GROUP, INC. ("Robinson") at 5301 Virginia Way, Suite 150, Brentwood, TN 37027, manages the portfolio of the Fund and has since its inception. Robinson was founded in 1996 and serves individuals, financial institutions, pension plans, corporations and other business entities. As of February 28. 2009, Robinson had over $80 million in assets under management.


A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Fund, the Adviser and Robinson is available in the Fund's annual report for the fiscal year ended August 31, 2008.

PORTFOLIO MANAGER. Investment decisions of the Fund are made by the Fund's portfolio manager who is responsible for all aspects of the day-to-day management of the Fund. Mr. Russell L. Robinson is the Fund's portfolio manager. Mr. Robinson has managed the Fund since the inception of the Fund (December
1999). Mr. Robinson has been the President of Robinson Investment Group since 1996. He was the Director of Investment Strategy of Nashville Capital from 1990 to 1996.

The Fund's Statement of Additional Information contains further details about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.


Page 8 - Monteagle Funds - Monteagle Value Fund Prospectus

SEC EXEMPTIVE ORDER

The Trust and the Adviser have applied for an exemptive order from the SEC that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated Sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order would also permit the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated Sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated Sub-advisers or continue the employment of existing unaffiliated Sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of the Fund have the right to terminate an agreement with a Sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Sub-adviser changes. If the Adviser hires more than one Sub-adviser for the Fund, the order would also permit the Fund to disclose to shareholders the Sub-advisers' fees only in the aggregate for the Fund.

Prior to October 2002, the Trust operated under an exemptive order covering Sub-adviser matters. With the October 1, 2002 change in investment advisers, the Trust could no longer utilize the exemptive order specific to the previous investment adviser. On November 29, 2002, shareholders instructed management to submit an application for an exemptive order on the same terms and conditions as the prior order. On October 23, 2003, the SEC proposed Rule 15a-5 under the Investment Company Act of 1940 that would allow funds to operate under conditions like those in the application for an exemptive order. The SEC staff was advised that the Trust and the Adviser wish to proceed with the application and that they have added a condition to the application providing that any exemptive order will terminate if and when Rule 15a-5 is adopted. In January 2005, the SEC staff provided comments on the application for exemption; and, in light of timing, the Trust deferred responding to the comments in anticipation of the rule being adopted. As of the date of this Prospectus, Rule 15a-5 is still being considered for adoption; however, there is no assurance that the rule will be adopted or exemptive relief will be granted.

OTHER SERVICE PROVIDERS


Matrix Capital Group, Inc. (the "Transfer Agent"), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent's address is 630 Fitzwatertown Road, Building A, Second Floor, Willow Grove, PA 19090.

Matrix Capital Group, Inc. (the "Distributor"), the principal underwriter of the Fund, acts as the Fund's representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.


The fees and other charges (except for any extraordinary expenses) associated with the Fund's service providers are paid by the Adviser.


                      Monteagle Funds - Monteagle Value Fund Prospectus - Page 9

FUND EXPENSES

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and
(b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's CCO attributable to the Fund and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. The Fund's expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses - including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.


Page 10 - Monteagle Funds - Monteagle Value Fund Prospectus

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

GENERAL INFORMATION

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value ("NAV"), next calculated after receipt of your purchase order in proper form. If your purchase order is received in proper form, prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

--------------------------------------------------------------------------------
HOW TO CONTACT THE FUND

WRITE TO US AT:


   Monteagle Funds
   630 Fitzwatertown Road
   Building A, Second Floor
   Willow Grove, PA 19090-1904

OVERNIGHT ADDRESS:

   Monteagle Funds
   630 Fitzwatertown Road
   Building A, Second Floor
   Willow Grove, PA 19090

DISTRIBUTOR:

   Matrix Capital Group, Inc.
   420 Lexington Avenue
   Suite 601
   New York, NY 10170

TELEPHONE US TOLL-FREE AT:

   (888) 263-5593

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:

   Please call the Transfer Agent
   at (888) 263-5593 for wiring
   instructions.
--------------------------------------------------------------------------------



                     Monteagle Funds - Monteagle Value Fund Prospectus - Page 11

TRANSACTIONS THROUGH THIRD PARTIES. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

BUYING SHARES

HOW TO MAKE PAYMENTS. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

      o CHECKS. Checks must be made payable to "Monteagle Funds." The Transfer Agent will charge $25 against a shareholder's account for any check returned for insufficient funds.

            By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

      o BANK WIRES. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when U.S. Bank, N.A., the Fund's custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.


Page 12 - Monteagle Funds - Monteagle Value Fund Prospectus

      o IRA ACCOUNTS. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

MINIMUM INVESTMENTS. The minimum initial investment for the Fund is $2,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

ACCOUNT REQUIREMENTS
-----------------------------------------------------------------------------------------
TYPE OF ACCOUNT                               REQUIREMENT
-----------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT     o  Instructions must be signed by all
ACCOUNTS                                         persons required to sign exactly as
                                                 their names appear on the account.
Individual accounts are owned by one
person, as are sole proprietorship
accounts. Joint accounts have two or more
owners (tenants).
-----------------------------------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)    o  Depending on state laws, you can set up
                                                 a custodial account under the UGMA or
These custodial accounts provide a way to        the UTMA.
give money to a child and obtain tax
benefits.                                     o  The custodian must sign instructions in
                                                 a manner indicating custodial capacity.
-----------------------------------------------------------------------------------------
BUSINESS ENTITIES                             o  Submit a Corporate/Organization
                                                 Resolution form or similar document.
-----------------------------------------------------------------------------------------
TRUSTS                                        o  The trust must be established before an
                                                 account can be opened.

                                              o  Provide a certified trust document, or
                                                 the pages from the trust document that
                                                 identify the trustees.
-----------------------------------------------------------------------------------------


                     Monteagle Funds - Monteagle Value Fund Prospectus - Page 13

INVESTMENT PROCEDURES
-----------------------------------------------------------------------------------------
HOW TO OPEN AN ACCOUNT                        HOW TO ADD TO YOUR ACCOUNT
-----------------------------------------------------------------------------------------
BY CHECK                                      BY CHECK

o  Call or write us for an account            o  Fill out an investment slip from a
   application (and a                            confirmation statement or write us a
   Corporate/Organization Resolution form,       letter.
   if applicable).
                                              o  Write your account number on your check.
o  Complete the application (and resolution
   form).                                     o  Mail us the slip (or your letter) and a
                                                 check.
o  Mail us your application (and resolution
   form) and a check.
-----------------------------------------------------------------------------------------
BY BANK WIRE                                  BY BANK WIRE

o  Call or write us for an account            o  Call to notify us of your incoming wire.
   application (and a
   Corporate/Organization Resolution form,    o  Instruct your bank to wire your money to
   if applicable).                               us.

o Complete the application (and resolution form).

o  Call us to fax the completed application
   (and resolution form) and we will
   assign you an account number.

o  Mail us your original application (and
   resolution form).

o  Instruct your bank to wire your money to
   us.
-----------------------------------------------------------------------------------------
BY SYSTEMATIC INVESTMENT

o Complete the Systematic Investment section of the application.

o  Attach a voided check to your application.

o  Mail us the completed application and the
   voided check
-----------------------------------------------------------------------------------------

SYSTEMATIC INVESTMENTS. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.


Page 14 - Monteagle Funds - Monteagle Value Fund Prospectus

LIMITATIONS ON PURCHASES. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading.

CANCELLED OR FAILED PAYMENTS. The Fund accepts checks and electronic transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

      o     Name;

      o     Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. FEDERAL LAW PROHIBITS THE FUND AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund's inability to verify your identity.


                     Monteagle Funds - Monteagle Value Fund Prospectus - Page 15

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

--------------------------------------------------------------------------------
HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL

o     Prepare a written request including:

      >     Your name(s) and signature(s)

      >     Your account number

      >     The Fund name

      >     The dollar amount or number of shares you want to sell

      >     How and where to send your proceeds

o     Obtain a signature guarantee (if required)

o     Obtain other documentation (if required)

o     Mail us your request and documentation
--------------------------------------------------------------------------------
BY BANK WIRE

o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR

o     Mail us your request (See "By Mail")
--------------------------------------------------------------------------------


Page 16 - Monteagle Funds - Monteagle Value Fund Prospectus

--------------------------------------------------------------------------------
HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE (FOR REDEMPTIONS OF $25,000 OR LESS)

o Call us with your request (unless you declined telephone redemption privileges on your account application)

o     Provide the following information:

      >     Your account number

      >     Exact name(s) in which the account is registered

      >     Additional form of identification

o     Your proceeds will be:

      >     Mailed to you OR

      > Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")
--------------------------------------------------------------------------------
SYSTEMATICALLY

o     Complete the systematic withdrawal section of the application

o     Attach a voided check to your application

o     Mail us your completed application
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund's custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

WIRE REDEMPTIONS. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.


                     Monteagle Funds - Monteagle Value Fund Prospectus - Page 17

IRA REDEMPTIONS. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

SYSTEMATIC WITHDRAWAL. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

      o     Request to redeem $100,000 or more;

      o Redemption from an account for which the address or account registration has changed within the last 30 days;

      o Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

      o Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1 percent of the Fund's assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.


Page 18 - Monteagle Funds - Monteagle Value Fund Prospectus

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

REQUIREMENTS. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
BY MAIL

o     Prepare a written request including:

      >     Your name(s) and signature(s)

      >     Your account number

      >     The names of the funds you are exchanging

      > The dollar amount or number of shares you want to sell (and exchange)

o If opening a new account, complete an account application if you are requesting different shareholder privileges

o     Mail us your request and documentation
--------------------------------------------------------------------------------
BY TELEPHONE

o Call us with your request (unless you declined telephone redemption privileges on your account application)

o     Provide the following information:

      >     Your account number

      >     Exact name(s) in which account is registered

      >     Additional form of identification
--------------------------------------------------------------------------------

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.


                     Monteagle Funds - Monteagle Value Fund Prospectus - Page 19

MARKET TIMING

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors).

It is the Trust's policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust's CCO and may, after consultation with or at the discretion of the Trust's CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.


Page 20 - Monteagle Funds - Monteagle Value Fund Prospectus

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund's distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund's distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

                     Monteagle Funds - Monteagle Value Fund Prospectus - Page 21

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (including the Predecessor Fund), assuming the reinvestment of all dividends and distributions. This information has been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund's financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.


FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                              PERIOD ENDED      YEAR          YEAR          YEAR            YEAR          YEAR
                                              FEBRUARY 28,     ENDED         ENDED         ENDED           ENDED         ENDED
                                                  2009       AUGUST 31,    AUGUST 31,    AUGUST 31,      AUGUST 31,    AUGUST 31,
                                              (UNAUDITED)       2008          2007          2006            2005          2004
---------------------------------------------------------------------------------------------------------------------------------

Net asset value at
  beginning of year .....................   [to be inserted] $    19.44    $    16.55    $    15.43      $    12.16    $    10.92
                                               ----------    ----------    ----------    ----------      ----------    ----------
Income (loss) from investment operations:
  Net investment income .................                          0.07          0.20          0.19(a)         0.15          0.10
  Net realized and unrealized
      gains (losses) on investments .....                         (0.97)         2.98          1.07            3.16          1.33
                                               ----------    ----------    ----------    ----------      ----------    ----------
Total from investment operations ........                         (0.90)         3.18          1.26            3.31          1.43
                                               ----------    ----------    ----------    ----------      ----------    ----------
Less distributions:
  From net investment income ............                         (0.11)        (0.29)        (0.14)          (0.04)        (0.10)
  From net realized gains
   on investments .......................                         (1.76)           --            --              --         (0.09)
                                               ----------    ----------    ----------    ----------      ----------    ----------
Total distributions .....................                         (1.87)        (0.29)        (0.14)          (0.04)        (0.19)
                                               ----------    ----------    ----------    ----------      ----------    ----------
Net asset value at end of year ..........                    $    16.67    $    19.44    $    16.55      $    15.43    $    12.16
                                               ==========    ==========    ==========    ==========      ==========    ==========
Total return (b) ........................                        (5.14%)       19.40%         8.25%          27.30%        13.10%
                                               ==========    ==========    ==========    ==========      ==========    ==========
Net assets at end of year (000's) .......                    $   19,417    $   23,094    $   20,893      $   20,123    $   16,328
                                               ==========    ==========    ==========    ==========      ==========    ==========
Ratio of operating expenses to
  average net assets after
  reimbursement/waiver of fees ..........                       1.25%         1.22%         1.23%           1.37%         1.36%
Ratio of operating expenses to
  average net assets before
  reimbursement/waiver of fees ..........                       1.25%         1.22%         1.35%           1.37%         1.36%
Ratio of net investment income to
  average net assets after
  reimbursement/waiver of fees ..........                       0.40%         1.07%         1.14%           1.07%         0.85%
Portfolio turnover rate .................                          0%           31%           28%             25%           35%

(a) Net investment income per share is based on average shares outstanding during the period.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.


Page 22 - Monteagle Funds - Monteagle Value Fund Prospectus

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


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

--------------------------------------------------------------------------------
NOTICE OF PRIVACY POLICY AND PROCEDURES
--------------------------------------------------------------------------------

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

      o Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

      o     The Fund's investment adviser; and

      o     Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

--------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORTS

The Fund publishes annual and semi-annual  reports
to    shareholders    that   provide    additional           [LOGO OMITTED]
information about the Fund's  investments.  In the           MONTEAGLE FUNDS
Fund's annual  report,  you will find a discussion
of the market conditions and investment strategies           MONTEAGLE FIXED
that significantly affected the Fund's performance             INCOME FUND
during its last fiscal year.
                                                           MONTEAGLE INFORMED
STATEMENT OF ADDITIONAL INFORMATION ("SAI")               INVESTOR GROWTH FUND

The SAI provides more detailed  information  about         MONTEAGLE LARGE CAP
the Fund and it is incorporated by reference into,             GROWTH FUND
and  is  legally  part  of,  this  Prospectus.   A
description of the Fund's  policies and procedures          MONTEAGLE QUALITY
with respect to the  disclosure  of its  portfolio             GROWTH FUND
holdings is available in the SAI.
                                                            MONTEAGLE SELECT
CONTACTING THE FUND                                            VALUE FUND

You can get free  copies of the Fund's  annual and        MONTEAGLE VALUE FUND
semi-annual   reports  and  SAI,   request   other
information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:


                                                             MONTEAGLE FUNDS
                                                            209 TENTH AVENUE
                  MONTEAGLE FUNDS                                SOUTH
              209 Tenth Avenue South                           SUITE 332
                     Suite 332                             NASHVILLE, TN 37203
            Nashville, Tennessee 37203                   www.monteaglefunds.com
       (888) 263-5593 www.monteaglefunds.com
                                                           C/O MATRIX CAPITAL
SECURITIES AND EXCHANGE COMMISSION INFORMATION                GROUP, INC.
                                                             420 LEXINGTON
You can also  review the Fund's  reports,  SAI and               AVENUE
other  information  about  the Fund at the  Public              SUITE 601
Reference Room of the SEC. The scheduled  hours of         NEW YORK, NY 10170
operation  of the  Public  Reference  Room  may be           (888) 263-5593
obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:


               Public Reference Room
        Securities and Exchange Commission
            Washington, D.C. 20549-0102
        E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC's Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

                                [GRAPHIC OMITTED]
                                 MONTEAGLE FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2009

                         MONTEAGLE QUALITY GROWTH FUND
                         -----------------------------
                           MONTEAGLE SELECT VALUE FUND
                           ---------------------------
                           MONTEAGLE FIXED INCOME FUND
                           ---------------------------
                              MONTEAGLE VALUE FUND
                              --------------------
                         MONTEAGLE LARGE CAP GROWTH FUND
                         -------------------------------
                     MONTEAGLE INFORMED INVESTOR GROWTH FUND
                     ---------------------------------------


                                FUND INFORMATION
                                 MONTEAGLE FUNDS
                           MATRIX CAPITAL GROUP, INC.
                             630 FITZWATERTOWN ROAD
                            BUILDING A, SECOND FLOOR
                             WILLOW GROVE, PA 19090
                                 (888) 263-5593


                               INVESTMENT ADVISER
                          NASHVILLE CAPITAL CORPORATION
                        209 10TH AVENUE SOUTH, SUITE 332
                               NASHVILLE, TN 37203
                                 (800) 459-9084


                  ACCOUNT INFORMATION AND SHAREHOLDER SERVICES
                                 MONTEAGLE FUNDS
                           MATRIX CAPITAL GROUP, INC.
                             630 FITZWATERTOWN ROAD
                            BUILDING A, SECOND FLOOR
                             WILLOW GROVE, PA 19090
                                 (888) 263-5593


This Statement of Additional Information or SAI supplements the Prospectuses as of May 1, 2009, as may be amended from time to time, offering shares of Monteagle Fixed Income Fund, Monteagle Value Fund, Monteagle Large Cap Growth Fund, Monteagle Quality Growth Fund, Monteagle Select Value Fund and Monteagle Informed Investor Growth Fund (collectively the "Funds" or singularly the "Fund"). This SAI is not a prospectus and should only be read in conjunction with a prospectus. The Prospectuses may be obtained, without charge, by contacting Shareholder Services at the address or telephone number listed above.

Financial Statements of the Funds for the year ended August 31, 2008, included in the Annual Report to shareholders, are incorporated into this SAI by reference. Additional copies of the Annual Report may be obtained, without charge, by contacting Shareholder Services at the address or telephone number listed above.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

GLOSSARY                                                                      IV

INVESTMENTS POLICIES AND RISKS                                                 1

   SECURITY RATINGS INFORMATION                                        1
   TEMPORARY DEFENSIVE POSITION                                        2
   HEDGING AND OPTION INCOME STRATEGIES                                3
      IN GENERAL                                                       4
      COVERED CALL AND HEDGING                                         4
      OPTIONS STRATEGIES                                               5
      RISKS                                                            6
   CONVERTIBLE SECURITIES                                              7
      IN GENERAL                                                       7
      RISKS                                                            7
      VALUE OF CONVERTIBLE SECURITIES                                  8
   ILLIQUID AND RESTRICTED SECURITIES                                  8
      IN GENERAL                                                       8
      RISKS                                                            8
      DETERMINING LIQUIDITY                                            9
   WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS                      9
      RISKS                                                            9
   DOLLAR ROLL TRANSACTIONS                                           10
   MISCELLANEOUS FIXED INCOME SECURITIES                              10
      U.S. GOVERNMENT SECURITIES                                      10
      VARIABLE AND FLOATING RATE SECURITIES                           11
      DEMAND NOTES                                                    11
      ZERO-COUPON SECURITIES                                          11
      MORTAGE-BACKED SECURITIES                                       12
         Government and Government-Related Guarantors                 12
         Privately Issued Mortgage-Backed Securities                  12
         Underlying Mortages                                          13
         Liquidity and Marketability                                  13
         Average Life and Prepayments                                 13
         Yield Calculations                                           13
         Adjustable Rate Mortgage-Backed Securities                   13
         Collateralized Mortgage Obligations                          14
      ASSET-BACKED SECURITIES                                         14

INVESTMENT LIMITATIONS                                                        15

   FUNDAMENTAL LIMITATIONS                                            15
      ISSUANCE OF SENIOR SECURITIES                                   15
      UNDERWRITING ACTIVITIES                                         16
      CONCENTRATION                                                   16
      PURCHASES AND SALES OF REAL ESTATE                              16
      PURCHASES AND SALES OF COMMODITIES                              16
      MAKING LOANS                                                    16
      DIVERSIFICATION                                                 16
   NON-FUNDAMENTAL LIMITATIONS                                        16
      BORROWING                                                       17
      ILLIQUID SECURITIES                                             17
      SHORT SALES                                                     17
      PURCHASES ON MARGIN                                             17
      UNSEASONED ISSUERS                                              17
      PLEDGING                                                        17
      OIL, GAS OR MINERAL                                             17

PERFORMANCE DATA AND ADVERTISING                                              18

   PERFORMANCE DATA                                                   18
   PERFORMANCE CALCULATIONS                                           19
      SEC YIELD                                                       19
      TOTAL RETURN CALCULATIONS                                       20
         AVERAGE ANNUAL TOTAL RETURNS                                 20
         OTHER MEASURES OF TOTAL RETURN                               22
   OTHER MATTERS                                                      22

MANAGEMENT                                                                    24

   TRUSTEES AND OFFICERS                                              24
   COMPENSATION OF TRUSTEES AND OFFICERS                              27
   INVESTMENT ADVISER                                                 28
      SERVICES OF ADVISER                                             28
      FEES                                                            29
      OTHER PROVISIONS OF THE MANAGEMENT AGREEMENT                    30
   SUB-ADVISERS                                                       30
      RESPONSIBILITIES AND FEE INFORMATION                            31
      SEC EXEMPTIVE ORDER                                             32
   PORTFOLIO MANAGERS                                                 33
   DISTRIBUTOR                                                        40
      DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR           40
      OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT                     40
   OTHER FUND SERVICE PROVIDERS                                       41
      ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT               41
      CUSTODIAN                                                       42
      LEGAL COUNSEL                                                   42
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                   42


PORTFOLIO TRANSACTIONS                                                        42

   HOW SECURITIES ARE PURCHASED AND SOLD                              42
   COMMISSIONS PAID                                                   43
   ADVISER RESPONSIBILITY FOR PURCHASES AND SALES                     43
      CHOOSING BROKER-DEALERS                                         43
      OBTAINING RESEARCH FROM BROKERS                                 43
      COUNTERPARTY RISK                                               44
      TRANSACTIONS THROUGH AFFILIATES                                 45
      OTHER ACCOUNTS OF THE ADVISER OR SUB-ADVISER                    45
      PORTFOLIO TURNOVER                                              45
   SECURITIES OF REGULAR BROKER-DEALERS                               46

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                46

   GENERAL INFORMATION                                                46
   ADDITIONAL PURCHASE INFORMATION                                    46
      UGMAS/UTMAS                                                     47
      PURCHASES THROUGH FINANCIAL INSTITUTIONS                        47
   ADDITIONAL REDEMPTION INFORMATION                                  48
      SUSPENSION OF RIGHT OF REDEMPTION                               48
      REDEMPTION-IN-KIND                                              48
   NAV DETERMINATION                                                  48
   DISTRIBUTIONS                                                      48
   RETIREMENT ACCOUNTS                                                49
   EXCHANGES                                                          49

TAXATION                                                              49
   QUALIFICATION AS A REGULATED INVESTMENT COMPANY                    50
      MEANING OF QUALIFICATION                                        50
      FAILURE TO QUALFIY                                              51
   FUND DISTRIBUTIONS                                                 51
   CERTAIN TAX RULES APPLICABLE TO THE FUNDS' TRANSACTIONS            52
   FEDERAL EXCISE TAX                                                 53
   SALE OR REDEMPTION OF SHARES                                       54
   BACKUP WITHHOLDING                                                 54
   FOREIGN SHAREHOLDERS                                               54
   STATE AND LOCAL TAXES                                               5

OTHER MATTERS                                                                 55

   GENERAL INFORMATION ON THE TRUST AND ITS SHARES                    55
      STRUCTURE                                                       55
      SHAREHOLDER VOTING AND OTHER RIGHTS                             56
      CERTAIN REORGANIZATION TRANSACTIONS                             57
   FUND OWNERSHIP                                                     57
   CONTROLLING PERSON INFORMATION                                     57
   LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY               58
   CODE OF ETHICS                                                     58
   PORTFOLIO HOLDINGS DISCLOSURE POLICY                               58
   PROXY VOTING PROCEDURES                                            59
   REGISTRATION STATEMENT                                             60
   FINANCIAL STATEMENTS                                               61

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1

APPENDIX B - MISCELLANEOUS TABLES                                            B-1

APPENDIX C - PERFORMANCE DATA                                                C-1

APPENDIX D - PROXY VOTING PROCEDURES                                         D-1

--------------------------------------------------------------------------------
GLOSSARY
--------------------------------------------------------------------------------


      "Administrator" or "Transfer Agent" means the administrator, transfer agent, dividend disbursing agent and fund accountant of each Fund.

      "Adviser" means Nashville Capital Corporation, as appropriate, "Adviser".


      "Board" means the Board of Trustees of the Trust.

      "CFTC" means the U.S. Commodities Futures Trading Commission.

      "Code" means the Internal Revenue Code of 1986, as amended.

      "Custodian" means the custodian of each Fund's assets.


      "Distributor" means the principal underwriter of each Fund.


      "Fitch" means Fitch Ratings.

      "Fund" means each of the separate series of the Trust to which this SAI relates as identified on the cover page.

      "Funds" means each series of the Trust, collectively, as identified on the cover page of the SAI.

      "Moody's" means Moody's Investors Service, Inc.

      "NAV" means net asset value.

      "NRSRO" means a nationally recognized statistical rating organization.

      "SAI" means this Statement of Additional Information.

      "SEC" means the U.S. Securities and Exchange Commission.

      "S&P" means Standard & Poor's.

      "Stock Index Futures" means futures contracts that relate to broadly based stock indices.


      "Sub-adviser" means Parkway Advisors, LP, Davis Hamilton Jackson & Associates, L.P., Howe & Rusling, Inc., Robinson Investment Group, Inc., Northstar Capital Management, Inc. or T.H. Fitzgerald & Co., as appropriate.


      "Trust" means Monteagle Funds.

      "Trustees" means the Board of Trustees of the Trust.

      "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      "U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

      "1933 Act" means the Securities Act of 1933, as amended.

      "1940 Act" means the Investment Company Act of 1940, as amended.

--------------------------------------------------------------------------------
INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The following discussion supplements the disclosure in the Prospectuses about each Fund's investment techniques, strategies and risks.

SECURITY RATINGS INFORMATION

The Funds' investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Funds hold. To limit credit risk, each Fund generally may only invest its assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser or Sub-adviser to be of comparable quality.

The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. Each Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser or Sub-adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser or Sub-adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

The Fixed Income Fund invests only in investment grade intermediate term fixed income securities and maintains an average maturity of bonds and notes (on a dollar weighted basis) of between 3 and 8 years; specifically, rated at least Aa or higher by Moody's or AA or higher by S&P for municipal bonds and A or higher by Moody's or A or higher by S&P for corporate bonds. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S government, mortgaged-backed (and similar securities), taxable municipal bonds and corporate debt securities, but no more than 70% in any one category.

Moody's, S&P, Fitch and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by the NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser or Sub-adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser or Sub-adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

TEMPORARY DEFENSIVE POSITION

A Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two highest short-term rating categories by a NRSRO or, if not rated, determined by the Adviser or Sub-adviser to be of comparable quality. The Funds may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit of banks doing business in the United States that have, at the time of investment, total assets in excess of $1 billion and that are insured by the Federal Deposit Insurance Corporation, corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which a Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

HEDGING AND OPTION INCOME STRATEGIES

A Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities that it plans to purchase. A Fund accomplishes a hedge by purchasing options or writing (selling) covered options on securities in which it has invested or on any securities index based in whole or in part on securities in which the Fund may invest. Options may trade on an exchange or the over-the-counter market.

A Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in this SAI. A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section 4.5 of the rules of the CFTC. Under that section, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margins and premiums required to establish such positions would exceed 5% of a Fund's net assets.

The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. Monteagle Value Fund and Monteagle Select Value Fund may buy or sell stock index futures contracts, such as contracts on the S&P 500 Index. In addition, all of the Funds may buy or sell futures contracts on Treasury bills, Treasury bonds and other financial instruments. The Funds may write covered options and buy options on the futures contracts in which they may invest.

No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets. Likewise, no Fund may sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund may not exceed 50% of its total assets.

These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

The Funds may write covered options. An option is covered if, as long as a Fund is obligated under the option, it owns an offsetting position in the underlying security or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities with a value at all times sufficient to cover the Fund's obligation under the option.

No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

IN GENERAL

A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security (or a cash amount equal to the value of the index) against payment of the exercise price during the option period.

A put option gives its purchaser, in return for a premium, the right to sell the underlying security (or index) at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation to buy the underlying security (or receive a cash amount equal to the value of the index), upon exercise at the exercise price during the option period.

The amount of premium received or paid for an option is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period and interest rates.

There are a limited number of options contracts on securities indices and option contracts may not be available on all securities that a Fund may own or seek to own.

Bond and stock index futures contracts are bilateral agreements in which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract.

Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

COVERED CALL AND HEDGING

Each Fund may purchase or sell (write) put and call options on securities to seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase. Hedging or option income strategies include the writing and purchase of exchange-traded and over-the-counter options on individual securities or financial indices and the purchase and sale of financial futures contracts and related options. Whether or not used for hedging purposes, these investment techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Fund. Principal among such risks are: (1) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the Adviser or Sub-adviser to correctly predict the direction of stock prices, interest rates and other economic factors. To the extent a Fund invests in foreign securities, it may also invest in options on foreign currencies, foreign currency futures contracts and options on those futures contracts. Use of these instruments is subject to regulation by the SEC, the several options and futures exchanges upon which options and futures are traded or the CFTC.

Except as otherwise noted in this SAI, the Funds will not use leverage in their options and hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless at least one of the following conditions is met: (i) the Fund owns either an offsetting ("covered") position; or (ii) the Fund owns cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Funds will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

A Fund may purchase call options on debt securities that the Fund's Adviser or Sub-adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash.

RISKS

A Fund's use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include:

o Dependence on the Adviser or Sub-adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets.
o Imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective.

o The fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest.
o Lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.
o The possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.

CONVERTIBLE SECURITIES

The Funds may only invest in convertible securities that are investment grade.

IN GENERAL

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Convertible securities also are subject to the risks of debt securities. Changes in interest rates could adversely affect a convertible security's value and an issuer may default on payments of interest or principal.

VALUE OF CONVERTIBLE SECURITIES

The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

ILLIQUID AND RESTRICTED SECURITIES

No Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

IN GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal within seven days, options purchased over-the-counter, securities which are not readily marketable and restricted securities. Restricted securities, except as otherwise determined by the Adviser or Sub-adviser, are securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.

RISKS

Certain risks are associated with holding illiquid and restricted securities. For instance, limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser or Sub-adviser to be liquid, can become illiquid.

DETERMINING LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser or Sub-adviser, pursuant to guidelines approved by the Board. The Adviser or Sub-adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser or Sub-adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to:
(1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser or Sub-adviser may determine that the securities are not illiquid.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

The  Monteagle  Fixed  Income  Fund  may  purchase   securities   offered  on  a
"when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

RISKS

The use of when-issued transactions and forward commitments enables the Monteagle Fixed Income Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities that it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Fund's Adviser or Sub-adviser forecasts incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward commitment transactions at prices lower than the current market values.

The Monteagle Fixed Income Fund enters into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund subsequently chooses to dispose of its right to acquire a when-issued security or its right to deliver or receive against a forward commitment before the settlement date, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of the Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

The Monteagle Fixed Income Fund will establish and maintain a separate account with cash, U.S. Government Securities and other liquid securities in an amount at least equal to its commitments to purchase securities on a when-issued or delayed delivery basis. Except for dollar roll transactions, which are described below, the Fund will limit its investments in when-issued and forward commitment securities to 15% of the value of the Fund's total assets.

DOLLAR ROLL TRANSACTIONS

The Monteagle Fixed Income Fund may enter into dollar roll transactions in which the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the Fund, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. If the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. The Fund will limit its obligations on dollar roll transactions to 35% of the Fund's net assets.

MISCELLANEOUS FIXED INCOME SECURITIES

U.S. GOVERNMENT SECURITIES

The Funds, if assuming a temporary defensive position, may invest in U.S. Government Securities, including U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association ("Ginnie Mae"). Generally, the Monteagle Fixed

Income Fund will not invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

VARIABLE AND FLOATING RATE SECURITIES

The Monteagle Fixed Income Fund may invest in securities that pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to reduce fluctuations in its net asset value. Variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

There may not be an active secondary market for certain floating or variable rate instruments which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to an instrument. The Fund's Adviser or Sub-adviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

DEMAND NOTES

The Monteagle Fixed Income Fund may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuers of these obligations often have the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security. Although the Fund would generally not be able to resell a master demand note to a third party, the Fund is entitled to demand payment from the issuer at any time. The Fund's Adviser or Sub-adviser continuously monitors the financial condition of the issuer to determine the issuer's likely ability to make payment on demand.

ZERO-COUPON SECURITIES

The Monteagle Fixed Income Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES").

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but the Fund must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Fund may invest. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser or Sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

MORTGAGE-BACKED SECURITIES

The Funds intend to invest only in mortgage-backed securities issued by the U.S. Government or Government-related issuers described below.

Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

GOVERNMENT AND GOVERNMENT-RELATED GUARANTORS. The principal government guarantor of mortgage-backed securities is Ginnie Mae, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Mortgage-backed securities are also issued by Fannie Mae, a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development, and Freddie Mac, a corporate instrumentality of the United States Government. While Fannie Mae and Freddie Mac each guarantee the payment of principal and interest on the securities they issue, unlike Ginnie Mae securities, their securities are not backed by the full faith and credit of the United States Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. These include pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds (which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans); and collateralized mortgage obligations ("CMOs"), which are described below. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on these securities. Timely payment of interest and principal also may be supported by various forms of insurance, including individual loan, title, pool and hazard policies.

UNDERLYING MORTGAGES. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

LIQUIDITY AND MARKETABILITY. Generally, government and government-related pass-through pools are highly liquid. While private conventional pools of mortgages (pooled by non-government-related entities) have also achieved broad market acceptance and an active secondary market has emerged, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

AVERAGE LIFE AND PREPAYMENTS. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. The assumed average life of pools of mortgages having terms of 30 years or less is typically between 5 and 12 years.

YIELD CALCULATIONS. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities. ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they also may have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Fund will decrease as the coupon rate resets along with the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying a Fund's ARMs may lag behind changes in market interest rates. This may result in a lower value until the interest rate resets to market rates.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are debt obligations collateralized by mortgages or mortgage pass-through securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities.
 Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

ASSET-BACKED SECURITIES

These securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-related assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties.
 Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-related securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

--------------------------------------------------------------------------------
INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a non-fundamental policy of a Fund without shareholder approval.

FUNDAMENTAL LIMITATIONS

Each Fund's investment objective is fundamental. Each Fund has adopted the following investment limitations, which are fundamental policies of the Fund.

ISSUANCE OF SENIOR SECURITIES

No Fund may issue senior securities except as: i) permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff; and ii) to the extent a Fund may borrow money subject to its investment limitation on borrowing.

UNDERWRITING ACTIVITIES

No Fund may act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the 1933 Act.

CONCENTRATION

No Fund may  purchase  the  securities  of issuers  (other than U.S.  Government
Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of a Fund's investments in such industry would comprise 25% or more of the value of its total assets.

PURCHASES AND SALES OF REAL ESTATE

No Fund may purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

PURCHASES AND SALES OF COMMODITIES

No Fund may purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

MAKING LOANS

No Fund may make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements, or securities lending programs and agreements. A Fund may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33-1/3% of the value of its total assets.

DIVERSIFICATION

Each Fund is "diversified" as that term is defined in the 1940 Act. Accordingly, no Fund may purchase a security if, as a result; (1) more than 5% of a Fund's total assets would be invested in the securities of a single issuer; or (2) a Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only to 75% of a Fund's total assets and does not apply to U.S. Government Securities.

NON-FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

BORROWING

No Fund may purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

ILLIQUID SECURITIES

No Fund may acquire securities or invest in repurchase agreements with respect to any securities if, as result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

SHORT SALES

No Fund may make short sales of securities (except short sales against the box).

PURCHASES ON MARGIN

No Fund may purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but a Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

UNSEASONED ISSUERS

No Fund may  invest  more than 5% of the  value of the  Fund's  total  assets in
securities  (other  than  fully   collateralized  debt  obligations)  issued  by
companies that have conducted continuous operations for less than three years.

PLEDGING

No Fund may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

OIL, GAS OR MINERAL

No Fund may invest in interests in oil or gas or interests in other mineral exploration or development programs.

--------------------------------------------------------------------------------
PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper, IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o     The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 1000(R) Growth Index, the Russell 2500(R) Index, the Morgan Stanley Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Barclays Capital Intermediate Government Bond Index (formerly the Lehman Brothers Intermediate Government Bond Index), the Barclays Capital Government Bond Index (formerly the Lehman Brothers Government Bond Index), U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Adviser or Sub-adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

A Fund's performance may be quoted in terms of yield or total return. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield for all Funds, each Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period.

A listing of certain performance data as of August 31, 2008, is contained in Appendix C - Performance Data.

PERFORMANCE CALCULATIONS

SEC YIELD

Standardized SEC yields for a Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to you in reviewing a Fund's performance, you should be aware that a Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in a Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of a Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives that are insured or guaranteed.

Yield is calculated according to the following formula:

      Yield = 2[((a-b)/cd + 1)^6 - 1]

      Where:
            a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
            d  =  the  maximum  offering  price per share on the last day of the period

The yield of the Monteagle Fixed Income Fund for November 2008 was 3.87%.

TOTAL RETURN CALCULATIONS

A Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURNS. From time to time, the Funds advertise their average annual total returns, average annual total returns (after taxes on distributions) and average annual total returns (after taxes on distributions and redemptions) ("Average Annual Total Returns"). Average Annual Total Returns are calculated using formulae prescribed by the SEC. To calculate Average Annual Total Returns, a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. Average annual total returns (after taxes on distributions) and average annual total returns (after taxes on distributions and redemptions) are an estimate that is based on the highest historical individual federal marginal income tax rates and do not reflect the effect of state and local taxes. While Average Annual Total Returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that Average Annual Total Returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated  according to the following formula:
P (1+T)^n = ERV

      Where:

            P   = a hypothetical initial payment of $1,000
            T   = average annual total return
            n   = number of years
            ERV = ending redeemable value

ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

Average annual total return (after taxes on distributions) is calculated according to the following formula:

      P(1+T)^n = ATV
                    D

      Where:
            P    = a hypothetical initial payment of $1,000
            T    = average annual total return (after taxes on distributions)
            n    = number of years
            ATV  = ending value
               D

ATVD is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemptions.

Average annual total return (after taxes on distributions and redemptions) is calculated according to the following formula:

      P(1+T)^n = ATV
                    DR

      Where:
            P      = a hypothetical initial payment of $1,000
            T      = average  annual total return (after taxes on  distributions and redemptions)
            n      = number of years
            ATV    = ending value
               DR

ATVDR is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period, after taxes on fund distributions and redemptions.

Because Average Annual Total Returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. Each Fund's Average Annual Total Returns for periods ended August 31, 2008 are contained in Appendix C - Performance Data.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

o A Fund may quote unaveraged or cumulative total returns, which reflect a Fund's performance over a stated period of time.

o Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

      PT = (ERV/P-1)

      Where:
            PT  = period total return
            P   = a hypothetical initial payment of $1,000
            ERV = ending redeemable value

OTHER MATTERS

A Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's Adviser or Sub-adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser or Sub-adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.

A Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

--------------------------------------------------------------------------------
PERIOD     SYSTEMATIC INVESTMENT         SHARE PRICE         SHARES PURCHASED
--------------------------------------------------------------------------------
  1                $100                      $10                   10.00
  2                $100                      $12                    8.33
  3                $100                      $15                    6.67
  4                $100                      $20                    5.00
  5                $100                      $18                    5.56
  6                $100                      $16                    6.25
            TOTAL INVESTED $600     AVERAGE PRICE $15.17     TOTAL SHARES 41.81

In connection with its advertisements, a Fund may provide "shareholder letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from the Fund's Adviser or Sub-adviser that it is committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that the Adviser or Sub-adviser believes that it has been successful as a portfolio manager.

From time to time marketing materials may include a description of the Trust's "manager of managers" structure which includes the selection of an investment consultant and Sub-advisers and the criteria for their selection in terms of asset size, investment expertise, reputation and staffing. Marketing materials may include references to the Funds' Distributor and Administrator, including its expertise, and staffing and assets under administration. Marketing materials may explain that the Trust may be used as an investment vehicle in many circumstances, including government investment pools, cemetery merchandise trusts, funeral industry pre-need trusts, corporate retirement plans, IRAs, and other association-related trusts.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

The business of the Trust is conducted under the direction of the Board. The officers and Trustees of the Trust may be directors, officers or employees of (and persons providing services to the Trust may include) the Adviser, the Sub-Advisers and the Distributor and their affiliates.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Board in compliance with the laws of the state of Delaware. The names of the Trustees and executive officers of the Trust, their position with the Trust, address, age and principal occupations during the past five years are set forth below. Trustees have no official term of office and generally serve until they resign, or are not reelected.

-----------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                      TRUST
                            POSITION(S)                                                            PORTFOLIOS          OTHER
                             HELD WITH     LENGTH OF            PRINCIPAL OCCUPATION(S)            OVERSEEN BY   DIRECTORSHIPS OF
  NAME, ADDRESS AND AGE        TRUST      TIME SERVED           DURING THE PAST 5 YEARS              TRUSTEE     PUBLIC COMPANIES
-----------------------------------------------------------------------------------------------------------------------------------
CARL C. PETERSON*                         Since        Parkway Advisors, L.P. CEO from 04/01 to         6              None
6550 Directors Pkwy,                      10-07-02     present; Directors Investment Group,
Abilene, Texas 79606        Trustee       Since        Inc., Director from 04/03 to present;
Age 48                                    11-29-02     Parkway Advisors Group, Inc. and Parkway
                                                       Advisors Holdings, Inc. President from
                                                       04/01 to present; Citco Mutual Fund
                                                       Distributors, Inc., Registered
                                                       Representative from 10/03 to 02/07;
                                                       Ultimus Fund Distributors, LLC,
                                                       Registered Representative from 02/07 to
                                                       present.
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                              TRUST
                                                                                           PORTFOLIOS          OTHER
                             POSITION(S)      LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY    DIRECTORSHIPS OF
  NAME, ADDRESS AND AGE    HELD WITH TRUST   TIME SERVED     DURING THE PAST 5 YEARS         TRUSTEE      PUBLIC COMPANIES
----------------------------------------------------------------------------------------------------------------------------
LARRY J. ANDERSON              Trustee          Since     Certified Public Accountant,          6               None
4208 College Avenue                           11-29-02    Anderson & West, P.C. January
Snyder, Texas 79549                                       1985 to present
Age 60

BRIAN J. GREEN                 Trustee          Since      Restaurateur, Cypress Street         6               None
158 Cypress                                   11-29-02      Station, February 1993 to
Abilene, Texas 79601                                                 present
Age 50

CHARLES M. KINARD              Trustee          Since          Retired; Senior Vice             6               None
1725 Richland Drive                           11-29-02     President and Trust Officer,
Abilene, Texas 79601                                          First National Bank of
Age 65                                                     Abilene until December 1998
----------------------------------------------------------------------------------------------------------------------------

* Mr. Peterson, as an affiliated person of a Sub-adviser of the Trust, is considered an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

All members of the Board of Trustees were elected by shareholders on November 29, 2002.

Messrs. Kinard and Peterson are members of the Valuation Committee, which is responsible for monitoring the value of the Funds' assets and, if necessary between Board meetings, take emergency action to value securities. The Valuation Committee was not required to meet during the most recent fiscal year.

The disinterested Trustees are the members of the Nominating Committee, which is responsible for overseeing the composition of both the Board as well as the various committees of the Trust to ensure that these positions are filled by competent and capable candidates. The Nominating Committee was not required to meet during the Trust's most recent fiscal year. The Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees.

The disinterested Trustees are the members of the Audit Committee, which is responsible for meeting with the Trust's independent registered public accounting firm to: (a) review the arrangements and scope of any audit; (b) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accounting firm, or other results of any audit; (c) consider the accounting firm's comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (d) review any form of opinion the accounting firm proposes to render to the Trust. The Audit Committee met two times during the Trust's most recent fiscal year.

The value of each Fund's shares owned by each Trustee as of December 31, 2007 is set forth below. The Informed Investor Growth Fund did not commence operations until April 3, 2008.

------------------------------------------------------------------------------------------------------------
                            MONTEAGLE        MONTEAGLE        MONTEAGLE                         MONTEAGLE
                          FIXED INCOME    QUALITY GROWTH     SELECT VALUE     MONTEAGLE     LARGE CAP GROWTH
TRUSTEE                       FUND              FUND             FUND        VALUE FUND            FUND
------------------------------------------------------------------------------------------------------------
Larry J. Anderson             None              None             None            None              None
------------------------------------------------------------------------------------------------------------
Brian J. Green                None              None             None            None              None
------------------------------------------------------------------------------------------------------------
Charles M. Kinard             None              None             None            None              None
------------------------------------------------------------------------------------------------------------

As of December 2, 2008, the Trustees and officers of the Trust owned, in the aggregate, less than 1% of each Fund's outstanding shares.

--------------------------------------------------------------------------------------------------------------------------
                                                 EXECUTIVE OFFICERS
--------------------------------------------------------------------------------------------------------------------------
                                       POSITION(S)
      NAME, ADDRESS                   HELD WITH THE
         AND AGE                          TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Paul B. Ordonio, JD                   President, CCO        Nashville  Capital  Corporation,  VP  of Development, 05/09 to
Age 41                                                      present;   Matrix   Capital  Group, Representative   05/09  to
                                                            present;  Aftermath  Consulting, Inc., Director from  05/02 to present;  P.O. Properties, Inc., Vice  President from 06/99 to present; WordWise Document Services, LLC, President from 08/97 to present; Ordonio & Assoc., President from 11/97 to present;
                                                            Parkway  Advisors,  L.P.,  VP & Counsel  from  08/02 to 05/09;
                                                            Parkway  Advisors  Group,  Inc.,  VP and Counsel from 08/02 to
                                                            05/09. Parkway Holdings,  VP from 08/02 to 05/09; Ultimus Fund
                                                            Distributors, Representative 02/07 to 05/09; Citco Mutual Fund
                                                            Distributors, Representative from 10/03 to 02/07.

John Plunkett                         Vice President        Nashville  Capital  Corporation,  VP/National  Sales,  8/08 to
Age 46                               - National Sales       present; Matrix Capital Group, Representative 5/09 to present;
                                                            JMP Capital Group LLC, President 5/09 to present;  Quasar Fund
                                                            Distributors,  representative  3/06 to 2/08; Citco Mutual Fund
                                                            Distributors, representative from 2/02 to 3/06

David F. Ganley                       Vice President,       Matrix  Capital Group, Inc., Senior  Vice President,  1/05  to
Age 62                                Secretary, AML        present;   Capital   Management  Investment  Trust, Secretary,
                                      Compliance            5/08  to  present;  Congressional  Effect  Fund, Officer Chief
                                      Officer               Compliance   Officer  5/08   to   present;   Catalyst   Funds,
                                                            Secretary,  Treasurer  and  Chief  Compliance  Officer 7/06 to
                                                            present;  Epiphany   Funds,  Chief   Compliance   Officer  and
                                                            Secretary  12/06   to  present;  The  USX  China  Fund,  Chief
                                                            Compliance Officer 4/05 to present; The Blue and  White  Fund,
                                                            Chief Compliance  Officer 10/04 to 1/06; Shipley Raidy Capital
                                                            Partners, Financial Principal, 1/01 to 1/05; InCap Securities,
                                                            Inc. President, Treasurer and Director 1/01 to 12/04;  Prisol
                                                            Securities Inc.  Financial  Principal 1/01 to 12/04;  InCap
                                                            Service Company, Chief Administrative Officer, 1/01 to 12/04.

Larry E. Beaver, Jr.                  Treasurer, CFO        Matrix  Capital  Group,   Inc.   Director  of  Accounting  and
Age 39                                                      Administration 1/05 to present;  Capital Management Investment
                                                            Trust,  Treasurer  5/08  to  present;  Epiphany  Funds,  Chief
                                                            Financial Officer and Treasurer 7/07 to present; Congressional
                                                            Effect Fund,  Treasurer  5/08 to present;  AMIDEX Funds,  Inc.
                                                            Chief  Accounting  Officer  5/03  to  present;  InCap  Service
                                                            Company, Fund Accounting Supervisor 5/03 to 12/04
---------------------------------------------------------------------------------------------------------------------

COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee receives an annual fee of $7,500 and a fee of $500 for each Board meeting attended, and is also paid $500 for each committee meeting attended on a date when a Board meeting is not held. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser or Sub-adviser receive no compensation from the Funds for their services or reimbursement for their associated expenses. Officers of the Trust receive no compensation from the Funds for their services, except that the Funds pay 50% of the compensation of the Trust's Chief Compliance Officer.

The following table sets forth the fees paid by the Funds to each Trustee of the Trust for the year ended August 31, 2008:

----------------------------------------------------------------------------------------------
                                                              Estimated
                                            Pension or         Annual      Total Compensation
                         Aggregate     Retirement Benefits    Benefits     From Funds and Fund
                        Compensation    Accrued as Part of      Upon         Complex Paid to
Name of Person           From Funds       Fund Expenses      Retirement         Trustees
----------------------------------------------------------------------------------------------
Carl C. Peterson             $0                 $0               $0                $0
----------------------------------------------------------------------------------------------
Larry J. Anderson         $10,000               $0               $0              $10,000
----------------------------------------------------------------------------------------------
Brian J. Green            $10,000               $0               $0              $10,000
----------------------------------------------------------------------------------------------
Charles M. Kinard         $10,000               $0               $0              $10,000
----------------------------------------------------------------------------------------------

INVESTMENT ADVISER

SERVICES OF ADVISER

Nashville Capital Corporation ("Nashville Capital") serves as investment adviser to each Fund pursuant to two Management Agreements (dated January 11, 2008 and May 1, 2009 and collectively referred to as ("Management Agreements") with the Trust. Under such Agreement, Nashville Capital furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund.

OWNERSHIP OF ADVISER

Nashville Capital, 209 10th Avenue South, Suite 332, Nashville, Tennessee 37203, serves as investment manager to the Funds. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Funds and is responsible for providing general investment advice and guidance to the Funds.

Nashville Capital was formed in 1986 and, as of November 30, 2008, managed assets of over $70 million for financial institutions.

FEES

Nashville Capital receives an advisory fee at an annual rate outlined in the charts below of the average daily net assets of the Funds. Table 1A in Appendix B shows the dollar amount of fees paid by the Trust to the Adviser, the amount of fees waived by the Adviser and the actual fees retained by the Adviser. The Adviser's fees are calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

MONTEAGLE FIXED INCOME FUND

      --------------------------------------------------------------------
       AVERAGE DAILY NET ASSETS                       FEE RATE (PER ANNUM)
      --------------------------------------------------------------------
           First $50 million                                 0.965%
      $50 million to $100 million                            0.845%
           Over $100 million                                 0.775%
      --------------------------------------------------------------------

MONTEAGLE LARGE CAP GROWTH FUND
MONTEAGLE QUALITY GROWTH FUND
MONTEAGLE VALUE FUND
MONTEAGLE SELECT VALUE FUND
MONTEAGLE INFORMED INVESTOR GROWTH FUND

      --------------------------------------------------------------------
       AVERAGE DAILY NET ASSETS                       FEE RATE (PER ANNUM)
      --------------------------------------------------------------------
           First $25 million                                 1.200%
      $25 million to $50 million                             1.115%
      $50 million to $100 million                            0.975%
           Over $100 million                                 0.875%
      --------------------------------------------------------------------

In addition to receiving advisory fees from the Funds, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in a Fund. If an investor in a Fund also has a separately managed account with the Adviser with assets invested in the Fund, that Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from such investor.

OTHER PROVISIONS OF THE MANAGEMENT AGREEMENTS

Subject to the Management Agreements between the Trust and the Adviser, the Adviser manages each Fund's investments subject to approval of the Board of Trustees and pay all of the expenses of the Funds except costs of membership in trade associations, Securities and Exchange Commission ("SEC") registration fees and related expenses, brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's CCO and extraordinary expenses.

The Management Agreements were approved by shareholders on January 11, 2008 and April 17, 2009 and shall continue in effect for two years from such date. Thereafter, the Management Agreements must be approved at least annually by the Board or by vote of shareholders, and in either case by a majority of the Trustees who are not parties to the Management Agreements or interested persons of any such party. The Management Agreements are terminable without penalty by the Trust with respect to a Fund on 60 days' written notice to the Adviser when authorized either by vote of a majority of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice to the Trust. The Management Agreements will terminate immediately upon its assignment.

SUB-ADVISERS

To assist the Adviser in carrying out its responsibilities, the Adviser has retained the following Sub-advisers to render advisory services and make daily investment decisions for each Fund pursuant to Sub-Advisory Agreements with the Adviser. The continuance of the Sub-Advisory Agreements must be approved at least annually by the Board or by vote of shareholders of the applicable Fund, and in either case by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party.


      PARKWAY ADVISORS, LP ("Parkway"), located in Abilene Texas, subadvises the portfolio of the Monteagle Select Value Fund. Parkway has been registered with the SEC as an investment adviser since May 16, 2001. As of November 30, 2008, Parkway Advisors manages client portfolios with assets in excess of $595 million. Carl C. Peterson is the Chief Executive Officer and Principal of Parkway Advisors. His principal responsibility is the provision of investment management services. Theron R. Holladay is Parkway Advisors' Chief Investment Officer. They are responsible for management of the portfolio. Parkway Advisors Group, Inc. ("PAGI"), as general partner, and Parkway Advisors Holdings, Inc. ("PAHI"), an affiliated company, as limited partner, own Parkway Advisors, a Delaware limited partnership. PAGI and PAHI are both wholly-owned subsidiaries of Directors Investment Group, Inc. ("DIG"). DIG also owns and/or controls numerous other companies in the insurance, funeral, cemetery and related industries - including, among others, Funeral Directors Life Insurance Company, Texas Directors Life Insurance Company, Kentucky Funeral Directors Life Insurance Company and Directors Agency, LLP. Its operations are divided among companies involved in real estate, aviation, capital ventures, travel and the like. None of the affiliate companies or holding company participate in the day-to-day management or the investment process of Parkway. Nashville Capital pays Parkway a sub-advisory fee equal to 0.50% per annum of the Fund's average daily net assets.

      DAVIS HAMILTON JACKSON & ASSOCIATES, L.P. ("DHJA"), located in Houston, Texas, subadvises the portfolio of the Monteagle Quality Growth Fund. DHJA is a limited partnership formed under the laws of Delaware that is registered as an investment adviser under the Investment Advisers Act of 1940. Affiliated Investment Managers Group, Inc. ("AMG"), a holding company that invests in investment management firms, owns an interest in DHJA. AMG does not participate in the day-to-day management or the investment process of DHJA. As of November 30, 2008, DHJA managed assets over $1.8 billion for institutions and high net worth individuals. The Board of Directors of DHJA, led by Gilbert A. Garcia, Managing Partner, is deemed to control DHJA. For its services, DHJA receives a sub-advisory fee from Nashville Capital Corporation at an annual rate of 0.30% of the Fund's average daily net assets.

      ROBINSON INVESTMENT GROUP, INC. ("ROBINSON"), located in Brentwood, Tennessee, subadvises the portfolio of the Monteagle Value Fund. The firm was founded in 1996 by Russell L. Robinson and, as of November 30, 2008, managed assets of approximately $91 million for individuals, financial institutions, pension plans, corporations and other business entities. Nashville Capital pays Robinson a sub-advisory fee equal to 0.60% per annum of the Fund's average daily net assets up to $25 million, 0.45% of such assets from $25 million up to $50 million, 0.35% of such assets from $50 million up to $100 million, and 0.30% of such assets over $100 million.

      HOWE & RUSLING, INC. ("H&R"), located in Rochester, New York, subadvises the portfolio of the Monteagle Fixed Income Fund. The firm was founded in 1996 and, as of November 30, 2008, H&R managed assets of approximately $557 million for individuals, retirement plans, corporate and non-profit endowments. Nashville Capital pays H&R a sub-advisory fee equal to 0.30% per annum of the Fund's average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

      NORTHSTAR CAPITAL MANAGEMENT, INC. ("NORTHSTAR"), located in Palm Beach Gardens, Florida, subadvises the portfolio of the Monteagle Large Cap Growth Fund. The firm was founded in 2000 and, as of November 30, 2008, Northstar managed assets of approximately $254 million for financial institutions. Nashville Capital pays Northstar a sub-advisory fee equal to 0.50% per annum of the Fund's average daily net assets.

      T.H. FITZGERALD & CO. ("T.H. FITZGERALD"), located in Naugatuck, Connecticut, subadvises the portfolio of the Monteagle Informed Investor Growth Fund. The firm was founded in 1959 and, as of November 30, 2008, T.H. Fitzgerald managed assets of approximately $94 million for large institutional accounts. T.H. Fitzgerald accepts no individual or private accounts. Nashville Capital pays T.H. Fitzgerald a sub-advisory fee equal to 0.65% per annum of the Fund's average daily net assets up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million.

RESPONSIBILITIES AND FEE INFORMATION

The fees paid by the Adviser to the Sub-advisers do not increase the fees paid by shareholders of the Funds. Table 1B in Appendix B shows the aggregate dollar amount of fees paid by the Adviser to the Sub-adviser for each Fund.

The Adviser performs internal due diligence on each Sub-adviser and monitor each Sub-adviser's performance using its proprietary investment adviser selection and monitoring process. The Adviser will be responsible for communicating performance targets and evaluations to Sub-advisers, supervising each Sub-adviser's compliance with the Fund's fundamental investment objectives and policies, authorizing Sub-advisers to engage in certain investment techniques for the Fund, and recommending to the Board whether Sub-Advisory Agreements should be renewed, modified or terminated. The Adviser also may from time to time recommend that the Board replace one or more Sub-advisers or appoint additional Sub-advisers, depending on the Adviser's assessment of what combination of Sub-advisers it believes will optimize each Fund's chances of achieving its investment objectives.

Subject always to the control of the Board of Trustees, each Sub-adviser, at its expense, furnishes a continuous investment program for the Fund for which it acts as Sub-adviser. Each Sub-adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each Sub-adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the applicable Fund. Each Sub-adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request. Each Sub-adviser pays all expenses incurred by it in connection with its activities under the Sub-Advisory Agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for a Fund.

SEC EXEMPTIVE ORDER

The Trust and the Adviser has applied for an exemptive order from the SEC that would permit the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated Sub-advisers approved by the Board, without obtaining shareholder approval. The exemptive order would also permit the Adviser, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated Sub-advisers for new or existing funds, change the terms of particular agreements with unaffiliated Sub-advisers or continue the employment of existing unaffiliated Sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Shareholders of a Fund have the right to terminate an agreement with a
Sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Sub-adviser changes. If the Adviser hires more than one Sub-adviser for a Fund, the order would also permit the Fund to disclose to shareholders the Sub-advisers' fees only in the aggregate for the Fund.

Prior to October 2002, the Trust operated under an exemptive order covering Sub-adviser matters. With the October 1, 2002 change in investment advisers, the Trust could no longer utilize the exemptive order specific to the previous investment adviser. On November 29, 2002, shareholders instructed management to submit an application for an exemptive order on the same terms and conditions as the prior order. On October 23, 2003, the SEC proposed Rule 15a-5 under the 1940 Act that would allow funds to operate under conditions like those in the application for an exemptive order. The SEC staff was advised that the Trust and the Adviser wish to proceed with the application and that they have added a condition to the application providing that any exemptive order will terminate if and when Rule 15a-5 is adopted. In January 2005, the SEC staff provided comments on the application for exemption; and, in light of timing, the Trust deferred responding to the comments in anticipation of the rule being adopted. As of the date of this SAI, Rule 15a-5 is still being considered for adoption; however, there is no assurance the rule will be adopted or exemptive relief will be granted.

PORTFOLIO MANAGERS

Monteagle Select Value Fund
---------------------------

Carl C. Peterson, CEO of Parkway Advisors, and Theron R. Holladay are responsible for management of the Monteagle Select Value Fund. The number of other accounts and the total assets in the accounts managed by Messrs. Peterson and Holladay as of August 31, 2008 are as follows:

-----------------------------------------------------------------------------------------------------
                                                                       NUMBER OF      TOTAL ASSETS OF
                                                                        MANAGED           MANAGED
                                                                       ACCOUNTS          ACCOUNTS
                                                     TOTAL ASSETS    SUBJECT TO A      SUBJECT TO A
                             NUMBER OF                OF ACCOUNTS     PERFORMANCE       PERFORMANCE
 PORTFOLIO MANAGER       ACCOUNTS MANAGED               MANAGED           FEE               FEE
-----------------------------------------------------------------------------------------------------
Carl C. Peterson         Registered investment
                         companies: 0                    $ 0               0                $ 0

                         Pooled investment
                         vehicles:  0                    $ 0               0                $ 0

                         Other accounts:  53        $647.7 million         0                $ 0
------------------------------------------------------------------------------------------------------
Theron R. Holladay       Registered investment
                         companies: 0                    $ 0               0                $ 0

                         Pooled investment
                         vehicles:  0                    $ 0               0                $ 0

                         Other accounts:  53        $647.7 million         0                $ 0
------------------------------------------------------------------------------------------------------

Except as otherwise negotiated, Parkway as the Sub-adviser has voluntarily waived its advisory fees to the extent and in the amount client assets are invested in the Fund, and Parkway does not receive duplicative compensation.

The compensation for Messrs. Peterson and Holladay is a fixed salary established by their board of directors. The Board may also grant a bonus, but there is no established formula for or expectation of a bonus. Investment performance and the ability to attract assets are among the factors the Board considers in establishing the salaries; however, compensation or bonuses are not based on the Fund's investment performance or the value of the Fund's assets.

Monteagle Quality Growth Fund
-----------------------------

The Monteagle Quality Growth Fund is managed by DHJA's portfolio management team consisting of Daniel Kallus and Curt Rohrman. The number of other accounts and the total assets in the accounts managed by each member of the portfolio management team as of August 31, 2008 are as follows:

-----------------------------------------------------------------------------------------------------
                                                                       NUMBER OF      TOTAL ASSETS OF
                                                                        MANAGED           MANAGED
                                                                       ACCOUNTS          ACCOUNTS
                                                     TOTAL ASSETS    SUBJECT TO A      SUBJECT TO A
                             NUMBER OF                OF ACCOUNTS     PERFORMANCE       PERFORMANCE
 PORTFOLIO MANAGER       ACCOUNTS MANAGED               MANAGED           FEE               FEE
-----------------------------------------------------------------------------------------------------
Daniel Kallus            Registered investment
                         Companies: 0                     $ 0              0                $ 0

                         Pooled investment
                         vehicles:  0                     $ 0              0                $ 0

                         Other accounts:  74         $933 million          0                $ 0
-----------------------------------------------------------------------------------------------------
Curt Rohrman             Registered investment
                         companies: 0                     $ 0              0                $ 0

                         Pooled investment
                         vehicles:  0                     $ 0              0                $ 0

                         Other accounts:  74         $933 million          0                $ 0
-----------------------------------------------------------------------------------------------------

To the extent client assets are invested in the Fund, DHJA does not receive duplicative compensation.

As of the most recent fiscal year ended August 31, 2008, the structure of, and method used to determine, the compensation received by the Fund's portfolio managers is comprised of four key components: (1) salary (2) general bonus (3) performance incentive and (4) equity ownership.

First, DHJA offers a competitive salary based on an individual's experience and expected contribution to the firm. Second, all DHJA portfolio managers are eligible for a general annual bonus that is tied directly to the overall performance of the individual as well as the profitability of the firm. Third, all DHJA portfolio managers are eligible for an annual performance incentive based on their clients' relative pre-tax outperformance and overall peer ranking over the most recent calendar year. Lastly, all DHJA portfolio managers are eligible for equity ownership. The Fund's Portfolio Managers' compensation, which is flexible, is not based on the value of the Fund's assets.

Monteagle Value Fund
--------------------

Russell L. Robinson, president of Robinson, serves as the portfolio manager of the Monteagle Value Fund and is responsible for making investment decisions for the Fund. As of August 31, 2008, Mr. Robinson was responsible for management of the following other accounts in addition to the Fund:

----------------------------------------------------------------------------------------------------
                                                                      NUMBER OF      TOTAL ASSETS OF
                                                                       MANAGED           MANAGED
                                                                      ACCOUNTS          ACCOUNTS
                                                TOTAL ASSETS        SUBJECT TO A       SUBJECT TO A
                             NUMBER OF           OF ACCOUNTS         PERFORMANCE       PERFORMANCE
 PORTFOLIO MANAGER       ACCOUNTS MANAGED          MANAGED               FEE               FEE
----------------------------------------------------------------------------------------------------
Russell L. Robinson      Registered investment
                         companies: 0                 $0                  0                $ 0

                         Pooled investment
                         vehicles:  0                 $0                  0                $ 0

                         Other accounts: 38      $25 million              0                $ 0
----------------------------------------------------------------------------------------------------

Mr. Robinson is compensated for his services by Robinson as Sub-Adviser to the Value Fund. Mr. Robinson receives a fixed salary and is eligible to participate in the benefit plans offered by Robinson to its other employees.

Monteagle Fixed Income Fund
---------------------------

Thomas Rusling, Robert J. Prorok, Vincent A. Russo and Craig D. Cairns of H&R are jointly and primarily responsible for the day-to-day management of the Monteagle Fixed Income Fund. As of August 31, 2008, each portfolio manager was responsible for the management of the following other accounts in addition to the Fund:

----------------------------------------------------------------------------------------------------
                                                                      NUMBER OF      TOTAL ASSETS OF
                                                                       MANAGED           MANAGED
                                                                      ACCOUNTS          ACCOUNTS
                                                TOTAL ASSETS        SUBJECT TO A       SUBJECT TO A
                             NUMBER OF           OF ACCOUNTS         PERFORMANCE       PERFORMANCE
 PORTFOLIO MANAGER       ACCOUNTS MANAGED          MANAGED               FEE               FEE
----------------------------------------------------------------------------------------------------
Robert J. Prorok         Registered investment
                         companies: 0                 $ 0                 0                $ 0

                         Pooled investment
                         Vehicles:  0                 $ 0                 0                $ 0

                         Other accounts:  182    $241 million             0                $ 0
----------------------------------------------------------------------------------------------------
Vincent A. Russo         Registered investment
                         companies: 0                 $ 0                 0                $ 0

                         Pooled investment
                         vehicles:  0                 $ 0                 0                $ 0

                         Other accounts:  3      $2.4 million             0                $ 0
----------------------------------------------------------------------------------------------------
Thomas Rusling           Registered investment
                         companies: 0                 $ 0                 0                $ 0

                         Pooled investment
                         vehicles:  0                 $ 0                 0                $ 0

                         Other accounts:  213    $193 million             0                $ 0
----------------------------------------------------------------------------------------------------
Craig D. Cairns          Registered investment
                         companies: 0                 $ 0                 0                $ 0

                         Pooled investment
                         vehicles:  0                 $ 0                 0                $ 0

                         Other accounts:  110     $43 million             0                $ 0
----------------------------------------------------------------------------------------------------

Each portfolio manager is compensated by H&R. Mr. Russo's compensation consists of a fixed salary and an annual discretionary bonus determined by H&R's principals based on the following: (i) the quality of research contributions,
(ii) the aggregate pre-tax performance of all fixed income accounts (including the pre-tax performance of the Monteagle Fixed Income Fund) on a calendar year basis as compared to the Barclays Capital Intermediate U.S. Government/Credit Bond Index and (iii) contribution to firm success. Mr. Rusling receives a percentage of the fees earned on all accounts that he manages (including the subadvisory fee received by H&R with respect to the Monteagle Fixed Income
Fund). Mr. Prorok receives a percentage of the fees earned on all accounts that he manages, not including to the Fixed Income Fund. Mr. Cairn's compensation consists of a fixed salary and discretionary bonus not based on fund performance, a portion of which relates to the quality of research contributions to H&R.

Monteagle Large Cap Growth Fund
-------------------------------

The investment decisions of the Monteagle Large Cap Growth Fund are made by Northstar's Investment Management Team, which is comprised of H. Kent Mergler, Stephen K. Mergler, Peter V. Van Beuren and Jason J. McPharlin. Stephen K. Mergler chairs the Investment Committee. As of August 31, 2008, Northstar's Management Team was responsible for the management of the following other accounts in addition to the Fund:

----------------------------------------------------------------------------------------------------
                                                                      NUMBER OF      TOTAL ASSETS OF
                                                                       MANAGED           MANAGED
                                                                      ACCOUNTS          ACCOUNTS
                                                TOTAL ASSETS        SUBJECT TO A       SUBJECT TO A
                             NUMBER OF           OF ACCOUNTS         PERFORMANCE       PERFORMANCE
 PORTFOLIO MANAGER       ACCOUNTS MANAGED          MANAGED               FEE               FEE
----------------------------------------------------------------------------------------------------
Stephen K. Mergler       Registered investment
                         companies: 1             $23 million             0                $ 0

                         Pooled investment
                         vehicles:  0                 $ 0                 0                $ 0

                         Other accounts:  203    $370 million             0                $ 0
----------------------------------------------------------------------------------------------------
H. Kent Mergler          Registered investment
                         companies: 1             $23 million             0                $ 0

                         Pooled investment
                         vehicles:  0                 $ 0                 0                $ 0

                         Other accounts:  203    $370 million             0                $ 0
----------------------------------------------------------------------------------------------------
Peter V. VanBeuren       Registered investment
                         companies: 1             $23 million             0                $ 0

                         Pooled investment
                         vehicles:  0                 $ 0                 0                $ 0

                         Other accounts:  203    $370 Million             0                $ 0
----------------------------------------------------------------------------------------------------
Jason J. McPharlin       Registered investment
                         companies: 1             $23 million             0                $ 0

                         Pooled investment
                         vehicles:  0                 $ 0                 0                $ 0

                         Other Accounts:  203    $370 million             0                $ 0
----------------------------------------------------------------------------------------------------

The members of Northstar's Investment Management Team are compensated by Northstar. Each of the members' compensation consists of a fixed salary, as well as a bonus (not based on the

Fund's performance) that is awarded by Northstar's board of directors, based on merit and considering each the member's contributions, including customer service, business generation, involvement in the community and overall contribution to the success of the firm. In addition, as principal owners of Northstar, members of Northstar's Investment Management Team share in Northstar's profits, including through participation in the firm's annual profit sharing plan contribution.

Monteagle Informed Investor Growth Fund
---------------------------------------

T.H. Fitzgerald, Jr. is responsible for making investment decisions for the Monteagle Informed Investor Growth Fund. As of August 31, 2008, Mr. Fitzgerald was responsible for management of the following other accounts in addition to the Fund:

----------------------------------------------------------------------------------------------------
                                                                      NUMBER OF      TOTAL ASSETS OF
                                                                       MANAGED           MANAGED
                                                                      ACCOUNTS          ACCOUNTS
                                                TOTAL ASSETS        SUBJECT TO A       SUBJECT TO A
                             NUMBER OF           OF ACCOUNTS         PERFORMANCE       PERFORMANCE
 PORTFOLIO MANAGER       ACCOUNTS MANAGED          MANAGED               FEE               FEE
----------------------------------------------------------------------------------------------------
                         Registered investment
                         companies: 0                $ 0                  0                $ 0

                         Pooled investment
                         vehicles:  0                $ 0                  0                $ 0

T.H. Fitzgerald, Jr.     Other accounts: 9       $91 million              0                $ 0
----------------------------------------------------------------------------------------------------

T.H. Fitzgerald, Jr., as the owner of T.H. Fitzgerald, is compensated based upon the profits of T.H. Fitzgerald. He does not receive any fixed compensation.

OWNERSHIP OF FUND SHARES

The dollar value of each Fund's shares owned by each Portfolio Manager as of August 31, 2008 is set forth below.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Monteagle
                            Monteagle        Monteagle                                                             Informed
                           Fixed Income   Quality Growth    Monteagle Large     Monteagle    Monteagle Select      Investor
Portfolio Manager              Fund            Fund         Cap Growth Fund    Value Fund       Value Fund       Growth Fund
-------------------------------------------------------------------------------------------------------------------------------
Carl C. Peterson               None            None              None             None       $50,001-$100,000   $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------------
Theron R. Holladay             None            None              None             None             None              None
-------------------------------------------------------------------------------------------------------------------------------
Daniel Kallus                  None       $10,001--$50,000       None             None             None              None
-------------------------------------------------------------------------------------------------------------------------------
Curt Rohrman                   None            None              None             None             None              None
-------------------------------------------------------------------------------------------------------------------------------
Thomas Rusling                 None            None              None             None             None              None
-------------------------------------------------------------------------------------------------------------------------------
Robert J. Prorok               None            None              None             None             None              None
-------------------------------------------------------------------------------------------------------------------------------
Vincent A. Russo               None            None              None             None             None              None
-------------------------------------------------------------------------------------------------------------------------------
Craig D. Cairns                None            None              None             None             None              None
-------------------------------------------------------------------------------------------------------------------------------
H. Kent Mergler                None            None       $500,001-$1,000,000     None             None              None
-------------------------------------------------------------------------------------------------------------------------------
Stephen K. Mergler             None            None        $100,001-$500,000      None             None              None
-------------------------------------------------------------------------------------------------------------------------------
Peter V. VanBeuren             None            None        $100,001-$500,000      None             None              None
-------------------------------------------------------------------------------------------------------------------------------
Jason J. McPharlin             None            None         $10,001-$50,000       None             None              None
-------------------------------------------------------------------------------------------------------------------------------
Russell L. Robinson            None            None              None             None             None              None
-------------------------------------------------------------------------------------------------------------------------------
T.H. Fitzgerald, Jr.           None            None              None             None             None              None
-------------------------------------------------------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTERESTS

As described above, each portfolio manager provides investment advisory and other services to clients other than the applicable Fund. In addition, each portfolio manager may carry on investment activities for his own account(s) and/or the accounts of family members. The Funds have no interest in these activities. As a result of the foregoing, each portfolio manager is engaged in substantial activities other than on behalf of the applicable Fund, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities. For example, the portfolio managers may manage such other accounts on terms that are more favorable than the terms on which the Sub-adviser manages the applicable Fund, such as in cases where the Sub-adviser receives higher fees from the other accounts than the management fee received from the applicable Fund.

There may be circumstances under which a portfolio manager will cause one or more other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund's assets that the portfolio manager commits to such investment. There also may be circumstances under which a portfolio manager purchases or sells an investment for the other accounts and does not purchase or sell the same investment for the applicable Fund, or purchases or sells an investment for the Fund and does not purchase or sell the same investment for the other accounts. It is generally each Sub-adviser's policy that investment decisions for all accounts that a portfolio manager manages be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among the applicable Fund and other accounts. For example, each Sub-adviser has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Sub-adviser. When feasible, the portfolio managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the applicable Fund and the Sub-adviser's other client accounts. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata, average price per share basis.

DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

Matrix Capital Group, Inc. (the "Distributor"), the principal underwriter of the shares of each Fund, is located at 335 Madison Avenue 11th Floor New York, NY (10017). The Distributor is a registered broker-dealer and is a member of FINRA.

Under its Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

For its services, the Distributor does not receive any fees for underwriting services for all Funds of the Trust.

OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

The Distribution Agreement between the Trust and the Distributor must be approved at least annually by the Board, including the approval of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party.

The Distribution Agreement is terminable without penalty by the Trust on 30 days' written notice when authorized by the Trust, or by the Distributor.

The Distributor may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Funds. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Funds are sold without sales charges. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. When purchasing shares of the Funds in this manner, you should acquaint yourself with your institution's procedures and should read the Prospectus and this SAI in conjunction with any materials and information provided by your institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

Matrix Capital Group, Inc. (the "Administrator"), subject to the supervision of the Board of Trustees and pursuant to an Investment Company Services Agreement with the Trust, acts as the Trust's administrator, fund accountant and transfer and dividend disbursing agent. The Investment Company Services Agreement is terminable without penalty by the Trust or by the Administrator on 90 days' written notice.

The Administrator assists in supervising the overall business affairs of the Trust, except for services performed by the Funds' Adviser under the Management Agreements, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust. The Distributor is is also the Administrator.

The Administrator provides fund accounting services to each Fund, including calculating the NAV per share of each Fund, preparing the Funds' financial statements and assisting with the Funds' tax returns.

As transfer agent and dividend disbursing agent, the Administrator maintains an account for each shareholder of record of the Funds and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record, answering shareholder inquiries concerning accounts, and performing other shareholder servicing functions.

For its services, Matrix Capital Group, Inc. receives a minimum annual base fee per fund of $30,000, plus an asset-based fee at the following annual rates:

EQUITY FUNDS ($30,000 minimum/per fund)
0.075% of the Trust's first $400 million in assets
0.030% of the Trust's assets in excess of $400 million to $600 million 0.020% of the Trust's assets in excess of $600 million

FIXED INCOME FUNDS ($30,000 minimum/per fund)
0.040% of the Trust's first $400 million in assets
0.025% of the Trust's assets in excess of $400 million to $600 million 0.010% of the Trust's assets in excess of $600 million

MONEY MARKET FUNDS ($75,000 minimum/per fund)
0.020% of the Trust's first $500 million in assets
0.015% of the Trust's assets in excess of $500 million to $1 billion 0.010% of the Trust's assets in excess of $1 billion

The fees payable to the Administrator are paid by the Adviser (not the Funds).

Prior to May 1, 2009, Ultimus Fund Solutions, LLC ("Ultimus") served as the Funds' administrator, fund accountant and transfer and dividend disbursing agent. Ultimus received an annual base fee of $250,000, plus an asset-based fee at the annual rate of 0.15% of the Funds' aggregate average daily net assets from $200 million to $300 million; 0.125% of such assets from $300 million to $400 million; and 0.10% of such assets in excess of $400 million. The fees payable to the Administrator are paid by the Adviser (not the Funds).

Prior to February 2, 2007, Citco Mutual Fund Services, Inc. ("CMFS") served as the Funds' administrator, fund accountant and transfer and dividend disbursing agent. CMFS received for its services to the Funds an annual base fee of $225,000, plus an asset-based fee of 0.05% of the Funds' aggregate average daily net assets from $300 million to $500 million and 0.03% of such assets in excess of $500 million.

CUSTODIAN

As custodian, State Street Bank & Trust Company (the "Custodian") safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ sub-custodians to provide custody of the Funds' assets. The Custodian is located at 200 Clarendon Street, Boston, Massachusetts 02105.

For its services, the Custodian receives a fee from each Fund at the annual rate of 0.01% of its average daily net assets up to $100 million and 0.005% of such assets in excess of $100 million. The Custodian is also paid certain transaction fees. These fees are paid monthly based on average net assets and transactions for the previous month.

LEGAL COUNSEL

Charles W. Lutter, Jr., 103 Canyon Oaks, San Antonio, Texas 78232, is legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, has been selected as the independent registered public accounting firm for each Fund. The auditor audits the annual financial statements of the Funds and prepares each Fund's tax returns.

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance, common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in the over-the-counter markets, the Adviser or Sub-adviser will seek to deal with the primary market makers but, when necessary in order to obtain best execution, the Adviser or Sub-adviser will utilize the services of others.

Purchases of securities from underwriters include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

COMMISSIONS PAID

Table 2 in Appendix B shows the aggregate brokerage commissions paid by each Fund. Data is presented for the past three fiscal years, except as otherwise noted.

ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser or Sub-adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in their discretion. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser or Sub-adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser or Sub-adviser seeks "best execution" for all portfolio transactions. This means that the Adviser or Sub-adviser seeks the most favorable price and execution available. The Adviser or Sub-adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

CHOOSING BROKER-DEALERS

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser or Sub-adviser of each Fund takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

OBTAINING RESEARCH FROM BROKERS

The Adviser or Sub-adviser may give consideration to research services furnished by brokers to the Adviser or Sub-adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser or Sub-adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser or Sub-adviser in connection with services to clients other than the Funds, and not all research services may be used by the Adviser or Sub-adviser in connection with the Funds. The Adviser or Sub-adviser's fees are not reduced by reason of the Adviser or Sub-adviser's receipt of research services.

The Adviser or Sub-adviser has full brokerage discretion. It evaluates the range of quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's or Sub-adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser or Sub-adviser may place an order with a broker and pay a slightly higher commission than another broker might charge. If this is done, it will be because of the Adviser or Sub-adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed and efficiency in execution. Since most of the Adviser or Sub-adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser or Sub-adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Funds' shareholders.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser or Sub-adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser or Sub-adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner, which is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

In some cases, a client may direct the Adviser or Sub-adviser to use a broker or dealer of the client's choice. If the client directs the Adviser or Sub-adviser to use a particular broker, the Adviser or Sub-adviser may not be authorized to negotiate commissions and may be unable to obtain volume discounts or best execution. In these cases, there could be some disparity in commission charges among clients.

COUNTERPARTY RISK

The Adviser or Sub-adviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

TRANSACTIONS THROUGH AFFILIATES

The Adviser and Sub-advisers do not effect brokerage transactions through affiliates of the Adviser or Sub-advisers (or affiliates of those persons).

OTHER ACCOUNTS OF THE ADVISER OR SUB-ADVISER

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or Sub-adviser. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser or Sub-adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser or Sub-adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

PORTFOLIO TURNOVER

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. Portfolio turnover rate is reported in the Prospectus. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. It is expected that each Fund's annual portfolio turnover rate will not typically exceed 100%. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

SECURITIES OF REGULAR BROKER-DEALERS

From time to time a Fund may acquire and hold securities issued by the Trust's "regular broker-dealers" or the parents of those broker-dealers. For this purpose, regular broker-dealers means the 10 broker-dealers that: (1) received the greatest amount of brokerage commissions from the Funds during their last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Funds during their last fiscal year; or (3) sold the largest amount of the Funds' shares during their last fiscal year.

As of August 31, 2008: the Monteagle Fixed Income owned a bond issued by Morgan Stanley, the value of which was $201,136; the Monteagle Select Value Fund owned common stock of Morgan Stanley, the value of which was $204,150; and the Monteagle Quality Growth Fund owned common stock of Merrill Lynch & Co. Inc., the value of which was $68,040. Morgan Stanley and Merrill Lynch & Co. Inc. are the parent companies of two of the Trust's regular broker-dealers.

--------------------------------------------------------------------------------
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

GENERAL INFORMATION

Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at 630 Fitzwatertown Road Building A, Second Floor Willow Grove, PA 19090.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the Distributor at NAV per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share.

Fund shares are normally issued for cash only. In the Adviser or Sub-adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established by fair valuation procedures).

All contributions into an IRA through the automatic investment plan are treated as IRA contributions made during the year the investment is received.

UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

The Funds may authorize one or more brokers to receive on its behalf purchase and redemption orders. Such brokers, including Charles Schwab & Co., Inc., are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at a Fund's NAV next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Funds.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares, as provided in the Prospectus.

SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Trust determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

NAV DETERMINATION

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price or official closing price, as applicable. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of net capital gains will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments will be made within seven days following the date on which distributions would otherwise be reinvested.

RETIREMENT ACCOUNTS

The Funds may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Funds at (888) 263-5593 to obtain an IRA account application. Generally, investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You generally may contribute up to $5,000 annually to an IRA for 2008. If you are age 50 or older, you may contribute an additional $1,000. Only contributions to Traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you (or you and your spouse) have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you (or, if you are married, you and your spouse) have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $7,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. (If you are age 50 or older, you may contribute a greater amount.) Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your compensation or $200,000.

This information on IRAs summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisor about your specific tax situation.

EXCHANGES

By making an exchange by telephone, you authorize the Transfer Agent to act on telephonic instructions believed by the Transfer Agent to be genuine instructions from any person representing himself or herself to be you. The records of the Transfer Agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

--------------------------------------------------------------------------------
TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its investment company taxable income (i.e., taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company, a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)
o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.
o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's total assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income tax.

FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to shareholders as ordinary income. In the case of each Fund, except for Monteagle Fixed Income Fund, a portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net realized capital gains for each tax year. These distributions generally are made only once a year, usually in November or December, but the Funds may make additional distributions of net capital gains at any time during the year. These distributions are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares. These distributions do not qualify for the dividends-received deduction for corporate shareholders.

Each Fund may have capital loss carryforwards (unutilized capital losses from prior years). These capital loss carryforwards may be carried over to offset any capital gains (whether short- or long-term) for eight years, after which any unused capital loss remaining is lost as a deduction. Any such losses may not be carried back. As of August 31, the Monteagle Fixed Income Fund, the Monteagle Quality Growth Fund and the Monteagle Large Cap Growth Fund had capital loss carryforwards, the expiration dates of which are disclosed in the Funds' Annual Report.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce the shareholder's tax basis in the shares and are treated as gain from the sale of the shares to the extent the shareholder's basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

A shareholder may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to the shareholder in the manner described above, although the distribution economically constitutes a return of capital to the shareholder.

Ordinarily, shareholders are taxed on distributions by a Fund in the year in which they are made. However, a distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months is deemed to be received by the shareholders (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made (or deemed made) to them during the year.

CERTAIN TAX RULES APPLICABLE TO THE FUNDS' TRANSACTIONS

For Federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short-term or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Each Fund can elect to exempt its Section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund all of the offsetting positions of which consist of Section 1256 contracts.

If a Fund invests in the securities of foreign issuers, the Fund's income may be subject to foreign withholding taxes.

FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) of the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. Federal income tax on gain realized on the sale of shares of a Fund and distributions of net capital gains by a Fund.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gains distributions, and any gains realized upon the sale of shares of a Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. Federal income tax at a rate of 30% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Funds.

STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and local jurisdictions with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisors as to the consequences of state and local tax rules with respect to an investment in the Funds.

--------------------------------------------------------------------------------
OTHER MATTERS
--------------------------------------------------------------------------------

GENERAL INFORMATION ON THE TRUST AND ITS SHARES

STRUCTURE

The Trust was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds and, in 2006, it changed its name to Monteagle Funds. The Trust has operated as an investment company since inception.

The Trust is registered with the SEC as an open-end, management investment company (a "mutual fund") under the 1940 Act. The Trust offers shares of beneficial interest in series. As of the date hereof, the Trust has issued shares of beneficial interest in the following series:

      Monteagle Fixed Income Fund        Monteagle Quality Growth Fund
      Monteagle Value Fund               Monteagle Select Value Fund
      Monteagle Large Cap Growth Fund    Monteagle Informed Investor Growth Fund

Each Fund is a series of Monteagle Funds. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. All shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control one or more Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Funds do not intend to exercise control over the management of companies in which they invest.

The Trust and each Fund will continue indefinitely until terminated.

Not all of the Funds may be available for sale in the state in which you reside.
Please  check  with  your   investment   professional   to  determine  a  Fund's
availability.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each Fund has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Generally, shares will be voted separately by individual Fund except: (1) when required by applicable law, shares shall be voted in the aggregate and not by individual Fund; and (2) when the Trustees have determined that the matter affects the interests of more than one Fund, then the shareholders of all such Funds shall be entitled to vote thereon. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder of a Fund is entitled to the shareholder's pro rata share of all distributions arising from that Fund's assets and, upon redeeming shares, will receive the portion of the Fund's net assets represented by the redeemed shares.

A shareholder or shareholders representing 33?% or more of the outstanding shares entitled to vote may, as set forth in the Trust Instrument, call meetings of the Trust (or Fund) for any purpose related to the Trust (or Fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval: (1) cause the Trust or any Fund to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another company registered as an open-end, management investment company under the 1940 Act, or a series thereof; (2) cause any or all shares to be exchanged under or pursuant to any state or Federal statute to the extent permitted by law; or (3) cause the Trust to incorporate or organize under the laws of any state, commonwealth, territory, dependence, colony or possession of the United States of America or in any foreign jurisdiction.

FUND OWNERSHIP

As of December 2, 2008, certain shareholders of record owned 5% or more of each Fund. Shareholders known by the Trust to own of record or beneficially 5% or more of a Fund's shares are listed in Table 3 of Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of December 2, 2008, the following persons owned of record or beneficially 25% or more of the shares of a Fund and may be deemed to control such Fund.

CONTROLLING PERSON INFORMATION

-------------------------------------------------------------------------------------------
                                                                             PERCENTAGE OF
SHAREHOLDER                           FUND                                   SHARES OWNED
............................................................................................
Charles Schwab & Co., Inc.(1)         Quality Growth Fund                       52.7%
............................................................................................
HUBCO(2)                              Quality Growth Fund                       27.8%
............................................................................................
HUBCO(2)                              Select Value Fund                         85.3%
............................................................................................
HUBCO(2)                              Fixed Income Fund                         36.2%
............................................................................................
FAMCO(3)                              Fixed Income Fund                         61.5%
............................................................................................
FAMCO(3)                              Large Cap Growth Fund                     96.8%
............................................................................................
FAMCO(3)                              Value Fund                                89.7%
............................................................................................

............................................................................................
FAMCO(3)                              Informed Investor Growth Fund             61.8%
............................................................................................
Louis S. Wells and
Alexandra F. Wells(4)                 Informed Investor Growth Fund             36.6%
............................................................................................

--------------------
(1) Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104, is holding for the benefit for its customers.
(2) Regions Financial Corp., 298 West Valley Avenue, Birmingham, AL 35209, is holding for the benefit of its customers.
(3) First Farmers & Merchants Bank, P.O. Box 1148, Columbia, TN 38402, is holding for the benefit of its customers.
(4) Louis S. and Alexandra F. Wells, 10 Green Acre Lane, Westport, Connecticut 06880.

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust and requires that a disclaimer be given in each bond, note or contract, or other undertaking entered into or executed by the Trust or the Trustees. The Trust's Trust Instrument (the document that governs the operation of the Trust) provides that the shareholder, if held to be personally liable solely by reason of being or having seen a shareholder of a Fund, shall be entitled out of the assets of such Fund to be held harmless from and indemnified against all losses and expenses arising from such liability. The Trust Instrument also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the Fund is unable to meet its obligations. It is believed that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust or its shareholders for any act, omission or obligation of the Trust or any Trustee. In addition, the Trust Instrument provides that the Trustees shall not be liable for any act, omission or any conduct whatsoever in his capacity as a Trustee, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

CODE OF ETHICS

The Trust, the Advisers, the Sub-advisers and the Distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the

Funds and personnel of the Funds, the Adviser, the Sub-advisers and the Distributor. The codes of ethics permit such personnel to invest in securities, including securities that may be purchased or held by the Funds. The codes of ethics require all covered persons to conduct their personal securities transactions in a manner which do not operate adversely to the interests of the Funds or other clients. Copies of the codes of ethics have been filed with the SEC as exhibits to the Trust's registration statement, which is available on the SEC's website at http://www.sec.gov. The Trust's code of ethics is available free of charge upon request by calling (888) 263-5593 or writing:

                             MONTEAGLE FUNDS
                             630 Fitzwatertown Road
                             Building A, Second Floor
                             Willow Grove, PA 19090

PORTFOLIO HOLDINGS DISCLOSURE POLICY

It is the policy of the Trust to protect the confidentiality of Fund holdings and prevent the selective disclosure of nonpublic information about Fund portfolio holdings. The Trust publicly discloses holdings of all Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Portfolio information is provided to the Funds' service providers and others who generally need access to such information as needed in the performance of their contractual duties and responsibilities, such as the Funds' custodian (daily), fund accountants (daily), investment adviser and Sub-advisers (daily), independent registered public accounting firm (annually), attorneys (quarterly), officers (daily) and Trustees (quarterly) and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information, imposed by law and/or contract.

Periodically, the Trust's executive officers or the Adviser, Sub-advisers or Administrator may distribute certain fund information such as top ten holdings, sector holdings and other portfolio characteristic data before such information is required to be disclosed pursuant to regulatory requirements, provided that the information has been publicly disclosed via the Funds' website or otherwise, typically 30 days after quarter end.

There are numerous mutual fund evaluation services, such as Standard & Poor's, Morningstar, or Lipper, that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services then distribute the results of their analysis to the public and/or paid subscribers. In order to facilitate the review of the Funds by these services, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings to such services before their public disclosure is required as discussed above. These services are prohibited from trading on the information they receive and are expected to prevent the distribution of portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Funds before the portfolio holdings or results of the analysis become public information. Neither the Adviser nor the Trust receive any compensation for disclosure of portfolio holdings.

The Adviser or Sub-advisers of the Funds may periodically distribute a list of the issuers and securities that are covered by their research department as of a particular date. The list of issuers and securities may represent securities currently held by the Funds and securities that may be purchased for the Funds. In no case will a list specifically identify an issuer's securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

The Board has approved the Trust's portfolio holdings disclosure policies and procedures and must approve any material change to such policies and procedures. The Board oversees the monitoring of these policies by authorizing the Chief Compliance Officer to audit the policies and procedures and approve any exception to the policies that is deemed to be in the best interest of the Funds' shareholders. The Chief Compliance Officer shall report to the Board annually to discuss the information, who gets the information and whether any violations have occurred. The Board may also impose additional restrictions on the dissemination of portfolio information beyond those found in the policies and procedures. Any violation of the policies and procedures that constitutes a material compliance matter, conflict, waiver or exception to the policies and procedures will be reported to the Board, and the Board and/or Chief Compliance Officer shall address and resolve the matter.

PROXY VOTING PROCEDURES

The Trust has adopted policies and procedures to be used in connection with voting proxies relating to portfolio securities. The policies and procedures provide instructions to the Adviser on how to vote when specified matters are presented for shareholder vote. If there is a conflict between the interest of the Adviser and Fund shareholders that is not covered by the list of specified matters, then the Board of Trustees or a designated disinterested Trustee must be contacted for a decision on how to vote on the matter. A copy of the Trust's Proxy Voting Procedures is attached as Appendix D. Information regarding how the Funds voted proxies during the most recent 12-month period ended June 30 is available, without charge, by calling (888) 263-5593 or on the SEC's website at http://www.sec.gov.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

The financial statements of the Funds for the year ended August 31, 2008, included in the Annual Report to shareholders of the Trust, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes to financial statements and report of independent registered public accounting firm.

--------------------------------------------------------------------------------
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS) AND PREFERRED STOCK

MOODY'S INVESTORS SERVICE, INC.

      AAA Bonds and preferred stock that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      AA Bonds and preferred stock that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

      A Bonds and preferred stock that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      BAA Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking  or may be  characteristically  unreliable  over  any  great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      BA Bonds and preferred stock that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B Bonds and preferred stock that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Continued Appendix A

      CAA Bonds and preferred stock that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      CA Bonds and preferred stock that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD AND POOR'S

      AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

Continued Appendix A

      BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      CC    An obligation rated CC is currently highly vulnerable to nonpayment.

      C An obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

      D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      NOTE PLUS (+) OR MINUS (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      The 'r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

FITCH RATINGS

      AAA HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

Continued Appendix A

      AA VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      BBB GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

      BB SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      B HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      CCC, HIGH DEFAULT RISK. Default is a real possibility. Capacity for CC, meeting financial commitments is solely reliant upon sustained, C favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

      DDD, DEFAULT. The ratings of obligations in this category are based on DD, their prospects for achieving partial or full recovery in a
      D     reorganization  or  liquidation  of  the  obligor.   While  expected
            recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% -
            100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%. SHORT TERM
            RATINGS

Continued Appendix A

MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
            o     Leading market positions in well-established industries.
            o     High rates of return on funds employed.
            o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
            o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
            o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME   Issuers  rated Not Prime do not fall within any of the Prime  rating categories.

STANDARD & POOR'S

      A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Continued Appendix A

      A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

      D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH RATINGS

      F1 Obligations assigned this rating are considered to have the highest credit quality. This rating indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      F2 Obligations assigned this rating are considered to have good credit quality. This rating indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      F3 Obligations assigned this rating are considered to have fair credit quality. This rating indicates an adequate capacity for timely payment of financial commitments; however, near-term adverse changes could result in a reduction to non-investment grade.

      B Obligations assigned this rating are considered speculative. This rating indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      C Obligations assigned this rating are considered to have a high default risk. This rating indicates that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

      D Obligations assigned this rating are in actual or imminent payment default.

--------------------------------------------------------------------------------
APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

A. The following table shows the dollar amount of advisory fees accrued by each Fund, the amount of that fee waived by the Adviser, if any, and the actual fees retained by Parkway Advisors and Nashville Capital during the past three fiscal years.

------------------------------------------------------------------------------------------------------------
                                             NASHVILLE CAPITAL      NASHVILLE CAPITAL     NASHVILLE CAPITAL
                                                ADVISORY FEE          ADVISORY FEE           ADVISORY FEE
MONTEAGLE FIXED INCOME FUND(1)                    ACCRUED                WAIVED                RETAINED
------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2008                        $318,232                 $0                  $318,232
------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2007                        $342,630                 $0                  $342,630
------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2006                        $279,559               $33,568               $245,991
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                                               PARKWAY
                                              PARKWAY ADVISORS      PARKWAY ADVISORS           ADVISORS
                                                ADVISORY FEE          ADVISORY FEE           ADVISORY FEE
MONTEAGLE QUALITY GROWTH FUND(2)                  ACCRUED                WAIVED                RETAINED
------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2008                        $179,833                 $0                  $179,833
------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2007                        $189,444                 $0                  $189,444
------------------------------------------------------------------------------------------------------------
Eight Month Period Ended August 31, 2006          $81,686                $27,730               $60,790
------------------------------------------------------------------------------------------------------------
Year Ended December 31, 2005                      $82,349                $31,197               $51,152
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                                               PARKWAY
                                              PARKWAY ADVISORS      PARKWAY ADVISORS           ADVISORS
                                                ADVISORY FEE          ADVISORY FEE           ADVISORY FEE
MONTEAGLE SELECT VALUE FUND(3)                    ACCRUED                WAIVED                RETAINED
------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2008                        $147,621                 $0                  $147,621
------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2007                        $170,883                 $0                  $170,883
------------------------------------------------------------------------------------------------------------
Eight Month Period Ended August 31, 2006          $67,733                $23,975               $50,556
------------------------------------------------------------------------------------------------------------
Year Ended December 31, 2005                      $47,136                $35,060               $12,076
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                             NASHVILLE CAPITAL      NASHVILLE CAPITAL     NASHVILLE CAPITAL
                                                ADVISORY FEE          ADVISORY FEE           ADVISORY FEE
MONTEAGLE VALUE FUND(4)                           ACCRUED                WAIVED                RETAINED
------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2008                        $253,154                 $0                  $253,154
------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2007                        $268,257                 $0                  $268,257
------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2006                        $279,060               $25,403               $253,657
------------------------------------------------------------------------------------------------------------

Continued Appendix B

------------------------------------------------------------------------------------------------------------
                                             NASHVILLE CAPITAL      NASHVILLE CAPITAL     NASHVILLE CAPITAL
                                                ADVISORY FEE          ADVISORY FEE           ADVISORY FEE
MONTEAGLE LARGE CAP(5) GROWTH FUND                ACCRUED                WAIVED                RETAINED
------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2008                        $317,037                 $0                  $317,037
------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2007                        $349,174                 $0                  $349,174
------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2006                        $421,752               $36,469               $385,283
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                             NASHVILLE CAPITAL      NASHVILLE CAPITAL     NASHVILLE CAPITAL
                                                ADVISORY FEE          ADVISORY FEE           ADVISORY FEE
MONTEAGLE INFORMED INVESTOR GROWTH FUND           ACCRUED                WAIVED                RETAINED
------------------------------------------------------------------------------------------------------------
Period Ended August 31, 2008(6)                   $41,895                  $0                  $41,895
------------------------------------------------------------------------------------------------------------

      (1) The Memorial Government Bond Fund merged into the Monteagle Fixed Income on July 17, 2006. The fees reflected in the table include the fees paid to Nashville Capital by the Memorial Government Bond Fund.
      (2) Includes fees paid to Parkway Advisors by the Monteagle Quality Growth Fund's predecessor, the Memorial Growth Equity Fund.
      (3) Includes fees paid to Parkway Advisors by the Monteagle Select Value Fund's predecessor, the Memorial Value Equity Fund.
      (4) Includes fees paid to Nashville Capital by the Monteagle Value Fund's predecessor, the Monteagle Value Fund.
      (5)   Includes fees paid to Nashville  Capital by the Monteagle  Large Cap
            Growth Fund's predecessor, the Monteagle Growth Equity Fund.
      (6)   Represents the period from the Monteagle  Informed  Investor  Growth
            Fund's commencement of operations (April 3, 2008) through August 31, 2008.

B. The following table shows the aggregate dollar amount of fees paid to the Sub-adviser with respect to each Fund.

      --------------------------------------------------------------------------
      MONTEAGLE FIXED INCOME FUND(1)                AGGREGATE DOLLAR AMOUNT PAID
      --------------------------------------------------------------------------
      Year Ended August 31, 2008                              $ 94,958
      Year Ended August 31, 2007                              $101,261
      Year Ended August 31, 2006                              $ 74,487
      --------------------------------------------------------------------------
      MONTEAGLE QUALITY GROWTH FUND(2)              AGGREGATE DOLLAR AMOUNT PAID
      --------------------------------------------------------------------------
      Year Ended August 31, 2008                               $45,093
      Year Ended August 31, 2007                               $47,238
      Eight Month Period Ended August 31, 2006                 $38,670
      Year Ended December 31, 2005                             $49,409

Continued Appendix B

      --------------------------------------------------------------------------
      MONTEAGLE SELECT VALUE FUND(3)                AGGREGATE DOLLAR AMOUNT PAID
      --------------------------------------------------------------------------
      Year Ended August 31, 2008
      (no Sub-adviser during this period)                        $ 0
      Year Ended August 31, 2007
      (no Sub-adviser during this period)                        $ 0
      Eight Month Period Ended August 31, 2006
      (no Sub-adviser during this period)                        $ 0
      Year Ended December 31, 2005                             $2,091
      --------------------------------------------------------------------------
      MONTEAGLE VALUE FUND(4)                       AGGREGATE DOLLAR AMOUNT PAID
      --------------------------------------------------------------------------
      Year Ended August 31, 2008                              $126,573
      Year Ended August 31, 2007                              $134,126
      Year Ended August 31, 2006                              $125,871
      --------------------------------------------------------------------------
      MONTEAGLE LARGE CAP GROWTH FUND(5)            AGGREGATE DOLLAR AMOUNT PAID
      --------------------------------------------------------------------------
      Year Ended August 31, 2008                              $132,824
      Year Ended August 31, 2007                              $147,050
      Year Ended August 31, 2006                              $160,928
      --------------------------------------------------------------------------
      MONTEAGLE INFORMED INVESTOR GROWTH FUND       AGGREGATE DOLLAR AMOUNT PAID
      --------------------------------------------------------------------------
      Period Ended August 31, 2008(6)                          $10,844
      --------------------------------------------------------------------------

      (1) The Memorial Government Bond Fund was merged into the Monteagle Fixed Income on July 17, 2006. The fees reflected in the table include the fees paid with respect to the Memorial Government Bond Fund.
      (2) Includes fees paid with respect to the Monteagle Quality Growth Fund's predecessor, the Memorial Growth Equity Fund.
      (3) Includes fees paid with respect to the Monteagle Select Value Fund's predecessor, the Memorial Value Equity Fund.
      (4) Includes fees paid with respect to the Monteagle Value Fund's predecessor, the Monteagle Value Fund.
      (5) Includes fees paid with respect to the Monteagle Large Cap Growth Fund's predecessor, the Monteagle Growth Equity Fund.
      (6) Represents the period from the Monteagle Informed Investor Growth Fund's commencement of operations (April 3, 2008) through August 31, 2008.

Continued Appendix B

TABLE 2 - BROKERAGE COMMISSIONS PAID

The following table shows the aggregate brokerage commissions with respect to each Fund. The data is for the past three fiscal years.

      --------------------------------------------------------------------------
      MONTEAGLE FIXED INCOME FUND(1)                  AGGREGATE COMMISSIONS PAID
      --------------------------------------------------------------------------
      Year Ended August 31, 2008                                  $ 0
      Year Ended August 31, 2007                                  $ 0
      Year Ended August 31, 2006                                  $ 0
      --------------------------------------------------------------------------
      MONTEAGLE QUALITY GROWTH FUND(2)                AGGREGATE COMMISSIONS PAID
      --------------------------------------------------------------------------
      Year Ended August 31, 2008                                $ 7,435
      Year Ended August 31, 2007                                $30,436
      Eight Months Ended August 31, 2006                        $43,355
      Year Ended December 31, 2005                              $37,095
      --------------------------------------------------------------------------
      MONTEAGLE SELECT VALUE FUND(3)                  AGGREGATE COMMISSIONS PAID
      --------------------------------------------------------------------------
      Year Ended August 31, 2008                                $ 6,217
      Year Ended August 31, 2007                                $14,113
      Eight Months Ended August 31, 2006                        $24,765
      Year Ended December 31, 2005                              $26,349
      --------------------------------------------------------------------------
      MONTEAGLE VALUE FUND                            AGGREGATE COMMISSIONS PAID
      --------------------------------------------------------------------------
      Year Ended August 31, 2008                                $ 5,532
      Year Ended August 31, 2007                                $15,715
      Year Ended August 31, 2006                                $13,985
      --------------------------------------------------------------------------
      MONTEAGLE LARGE CAP GROWTH FUND                 AGGREGATE COMMISSIONS PAID
      --------------------------------------------------------------------------
      Year Ended August 31, 2008                                $24,970
      Year Ended August 31, 2007                                $21,581
      Year Ended August 31, 2006                                $30,715
      --------------------------------------------------------------------------
      MONTEAGLE INFORMED INVESTOR GROWTH FUND         AGGREGATE COMMISSIONS PAID
      --------------------------------------------------------------------------
      Period Ended August 31, 2008                              $30,620
      --------------------------------------------------------------------------

TABLE 3 - 5% SHAREHOLDERS

The following table lists the persons who owned of record 5% or more of the outstanding shares of each Fund as of December 2, 2008.

---------------------------------------------------------------------------------------------------------------------
                               SHAREHOLDER NAME AND                            NUMBER OF               % OF FUND
FUND NAME                      ADDRESS                                       SHARES OWNED             SHARES OWNED
---------------------------------------------------------------------------------------------------------------------
MONTEAGLE FIXED INCOME FUND    HUBCO                                         1,171,025.159               36.2%
                               298 West Valley Ave
                               Birmingham, Alabama 35209
---------------------------------------------------------------------------------------------------------------------

Continued Appendix B

---------------------------------------------------------------------------------------------------------------------
                               SHAREHOLDER NAME AND                            NUMBER OF               % OF FUND
FUND NAME                      ADDRESS                                       SHARES OWNED             SHARES OWNED
---------------------------------------------------------------------------------------------------------------------
                               FAMCO                                         1,988,932.902               61.5%
                               Post Office Box 1148
                               Columbia, Tennessee 38402
---------------------------------------------------------------------------------------------------------------------
MONTEAGLE QUALITY GROWTH FUND  Charles Schwab & Co., Inc.                     869,146.854                52.7%
                               101 Montgomery Street
                               San Francisco, California 94104
---------------------------------------------------------------------------------------------------------------------
                               HUBCO                                          459,036.827                27.8%
                               298 West Valley Ave
                               Birmingham, Alabama 35209
---------------------------------------------------------------------------------------------------------------------
                               Band & Co.                                     86,378.435                  5.2%
                               C/O US Bank TTEE
                               P.O. Box 1787
                               Milwaukee, Wisconsin 53201
---------------------------------------------------------------------------------------------------------------------
MONTEAGLE SELECT VALUE FUND    HUBCO                                          846,332.067                85.3%
                               298 West Valley Ave
                               Birmingham, Alabama 35209
---------------------------------------------------------------------------------------------------------------------
MONTEAGLE LARGE CAP GROWTH     FAMCO                                         3,485,492.262               96.8%
FUND                           Post Office Box 1148
                               Columbia, Tennessee 38402
---------------------------------------------------------------------------------------------------------------------
MONTEAGLE VALUE FUND           FAMCO                                         1,022,540.123               89.7%
                               Post Office Box 1148
                               Columbia, Tennessee 38402
---------------------------------------------------------------------------------------------------------------------
MONTEAGLE INFORMED INVESTOR    FAMCO                                          744,035.926                61.8%
GROWTH FUND                    Post Office Box 1148
                               Columbia, Tennessee 38402
---------------------------------------------------------------------------------------------------------------------
                               Louis S. Wells                                 440,528.634                36.6%
                               Alexandra F. Wells
                               10 Green Acre Lane
                               Westport, Connecticut 06880
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX C - PERFORMANCE DATA
--------------------------------------------------------------------------------

The average annual total returns of each Fund for periods ended August 31, 2008 are as follows:

-------------------------------------------------------------------------------------------
                                               ONE         FIVE        TEN         SINCE
                                               YEAR       YEARS       YEARS      INCEPTION
-------------------------------------------------------------------------------------------
Monteagle Fixed Income Fund                    4.94%       3.11%        N/A         5.07%

Monteagle Quality Growth Fund                 -4.30%       4.06%       3.66%        2.59%

Monteagle Select Value Fund                  -14.01%       6.53%       7.42%        4.22%

Monteagle Value Fund                          -5.14%      12.04%        N/A         9.94%

Monteagle Large Cap Growth Fund              -12.78%       4.72%        N/A        -5.24%

Monteagle Informed Investor Growth Fund         N/A         N/A         N/A       -11.80%*
-------------------------------------------------------------------------------------------

*     Not annualized.

--------------------------------------------------------------------------------
APPENDIX D - PROXY VOTING PROCEDURES
--------------------------------------------------------------------------------

                            PROXY VOTING PROCEDURES.

--------------------------------------------------------------------------------

The Board of Trustees of Monteagle Funds (the "Trust") notes the January 31, 2003 Securities and Exchange Commission ("SEC") releases adopting various rules
- including, among others, Investment Trust Act of 1940 Rule 30b1-4 and Investment Adviser Act of 1940 Rule 206(4)-6. These procedures have been adopted in light of those releases. It is the intent of the Board that the Trust's procedures be consistent with those of the Trust's investment adviser to avoid unnecessary expenses.

A.    GUIDELINES

It is the policy of the Trust to vote proxies for all accounts for which it has voting authority in a manner in which the Trust believes to be in the best interests of its clients and Plan participants. The Trust recognizes that in many instances the interests of corporate management may not be consistent with what the Trust views to be in the best interests of the Plan participant. Therefore, the Trust has adopted the following general procedures:

      1. CONFIDENTIAL VOTING AND SHAREHOLDER ACTIONS: The Trust believes that the proxy voting systems should provide access to both management and shareholders. As such, the Trust would tend to vote in favor of shareholder resolutions requesting that corporations adopt policies that comprise both confidential voting and the use of independent inspectors of elections.

            The Trust would also generally oppose any measures that would restrict the right of shareholders to act by written consent or to call a special meeting of the shareholders.

      2. POISON PILLS AND GOLDEN PARACHUTES: The Trust believes that the shareholders of a corporation should have the right to vote upon decisions in which there is a real or potential conflict between the interests of shareholders and those of management.

            Thus, the Trust will vote in favor of shareholder proposals requesting that a corporation submit a "poison pill" for shareholder ratification. We will examine, on a case-by-case basis, shareholder proposals to redeem a "poison pill" and management proposals to ratify a "poison pill". The

Continued Appendix D

            Trust will also vote in favor of proposals that "golden parachute" proposals be submitted for shareholder approval.

      3. ELECTION OF DIRECTORS: The Trust believes that one of the primary rights of a shareholder is the right to vote for the election of directors. We feel that all members of the board of directors should stand for election each year, and will, therefore, vote against a classified or "staggered" board.

      4. VOTING RIGHTS: The Trust believes that each shareholder should have equal voting rights. The Trust will vote against dual class voting and other unequal voting structures.

      5. FAIR PRICE AMENDMENTS: The Trust believes that "fair price amendments" can protect shareholders from coercive and discriminatory tender offers. The Trust will generally vote in favor of fair price provisions and in favor of other measures which we feel will protect shareholders from coercive takeover bids which do not provide for fair and equal treatment of all shareholders.

      6. TARGET SHARE PAYMENTS: The Trust believes that shareholders should have the right to vote on the placement of blocks of a corporation's stock in the hands of persons friendly to management.

            The Trust will vote in favor of shareholder proposals which request that corporations first obtain shareholder authorization before issuing any significant amount of voting stock (whether common or preferred), rights, warrants or securities convertible into voting stock to any person or group. We believe that shareholders should have the right to vote on placements that could enable management of a corporation to defeat a tender offer that may be in the best interests of shareholders.

      7.    TENDER  OFFERS:   The  Trust  will  consider   tender  offers  on  a
            case-by-case basis.

B.    CONFLICTS

      The Trust recognizes that proxy proposals may present a conflict between the interests of fund shareholders and those of the fund's investment adviser, principal underwriter, or other service providers or certain other affiliates. Therefore, the Trust has adopted the following conflict procedures:

Continued Appendix D

      1. IDENTIFYING CONFLICTS: The person assigned responsibility for voting proxies shall, when reviewing proxy materials, identify conflicts of interest including, for example:

            a. when the adviser (or its affiliate) is or is seeking to manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance or banking services to a company whose management is soliciting proxies or;

            b.    has business or personal  relationships  with  participants in
                  proxy   contests,   corporate   directors  or  candidates  for
                  directorships.

      2. DATA FOR IDENTIFYING CONFLICTS: The person assigned responsibility for voting proxies shall advise Trust management (or the fund's investment adviser) of companies soliciting proxies, and management shall advise if there are any known conflicts - including, in particular, the conflicts listed as example in the preceding paragraph.

      3. DISCLOSE CONFLICTS: If a conflict is identified, the person assigned to vote proxies shall notify Trust management as soon as possible so that a voting decision may be made, voting on the proxy proposal in a timely manner.

      4. VOTING DECISIONS IN CONFLICT SITUATIONS: If the matter to be voted on is covered by Part A of these procedures, the proxy shall be voted in accordance with Part A. If the matter is not specifically addressed by Part A and there is a conflict, management of the Trust shall contact the Board of Trustees or the Board's designated representative for voting instructions.

      5. RECORD OF VOTING INSTRUCTIONS: Trust management shall record and the person responsible for voting proxies shall maintain records reflecting client voting instructions on matters where there are conflicts.

Continued Appendix D

C.    VOTING RECORDS

The Trust recognizes obligations to maintain records as required by Rule 30b1-4 under the Investment Trust Act of 1940 and not the investment adviser's obligations under Rule 206(4)-6 and 204-2(c)(2) under the Investment Advisers Act of 1940. Therefore, the Trust has adopted the following record keeping procedure:

      1. PERSON RESPONSIBLE: The person assigned responsibility for voting proxies or, if that person is an outside service provider, the person in the Trust's legal or compliance department responsible for maintaining compliance records shall prepare and maintain the files/records required by these procedures.

      2. POLICIES AND PROCEDURES: A copy of all proxy voting procedures adopted by the Trust shall be maintained in an appropriately labeled file for the term required by regulatory authorities.

      3. PROXY STATEMENTS: A record of all proxy statements with respect to securities held in Trust (or client) portfolios shall be maintained in the form of an EXCEL (or similar) spreadsheet. Hard copies of the proxy statements shall not be maintained in Trust files; instead, the Trust shall rely on obtaining a copy of a proxy statement from the SEC's Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") system.

      4. PROXY VOTING RECORD: The person responsible for voting proxies shall maintain a record detailing for each Fund (or for each client) in the form of an EXCEL (or similar) spreadsheet containing the following information for each matter relating to a portfolio security considered at any shareholder meeting with respect to which the Fund (or client) is entitled to vote:

            a.    The name of the issuer of the portfolio security;

            b.    The exchange ticker symbol of the portfolio security;

            c. The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

            d.    The shareholder meeting date;

            e.    A brief identification of the matter voted on;

Continued Appendix D

            f. Whether the matter was proposed by the issuer or by a security holder;

            g.    Whether the registrant cast its vote on the matter;

            h. How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

            i.    Whether   the   registrant   cast  its  vote  for  or  against
                  management.

      5. MEMORANDA: In addition to the record required by Part B.5. of these procedures, the person assigned responsibility for voting proxies shall maintain a copy of documents created by Trust (or the adviser) personnel that were material to the voting decision.

      6. REQUEST FOR DATA: A copy of each written request for a Fund's voting record and a copy of each written response, if more than a copy of a formatted voting record, shall be maintained. [The Trust shall consider whether the person requesting the voting record is a shareholder of record. If the person is not a shareholder of record, that person shall be referred to the SEC's EDGAR system.] The report shall be mailed within three days of receipt of a request.

D.    REGULATORY REPORTING OF PROXY VOTES

The Trust recognizes that it is required by Rule 30b1-4 under the Investment Trust Act of 1940 to file Form N-PX, Annual Report of Proxy Record of Registered Management Investment Trust, with the SEC not later than August 31st of each year; and that the Form is to contain the Trust's proxy voting record, separately for each Fund (or series), for the most recent twelve-month period ended June 30. Therefore, the Trust has adopted the following procedures:

      1. FORM PREPARATION: Legal, Compliance or Service Provider personnel shall prepare Form N-PX, incorporating the spreadsheet prepared as required by Part C.4., prior to July 31st.

      2. REVIEW - EXECUTION: Trust management or Disclosure Committee shall review, execute and instruct filing of the report on Form N-XP prior to July 31st.

Continued Appendix D

E.    DISCLOSURE OF POLICIES AND PROCEDURES FOR VOTING PROXIES

The Trust recognizes that is required to disclosure the Proxy Voting Procedures and related information in its Registration Statement on Form N-1A, Item 13(f) and Item 22(b)(7) and (8) and (c)(5) and (6). The Trust also notes the investment adviser's obligation to disclose its proxy voting procedures. Therefore, the Trust has adopted the following procedures:

      1. FORM N-1A: These procedures shall be included in the Trust's Statement of Additional Information ("SAI") in their entirety (attached as an exhibit) and related disclosures shall be added to the SAI.

      2. ADVISER'S DISCLOSURES: In connection with establishing these procedures the Board of Trustees has considered the investment adviser's proxy voting procedures and does, hereby, acknowledge disclosure by the investment adviser. It is understood that investment adviser designate personnel (or a designated outside service provider retained by the investment adviser) who are (or is) the person responsible for voting proxies. Accordingly, the investment adviser is directly and/or indirectly responsible for implementation, operation and disclosure under these procedures.

F.    Supervision - Oversight

The Trust's Officers shall monitor the voting of proxies, SEC reporting concerning proxy voting, and disclosures with respect to proxy voting under these procedures; and shall report to the Board of Trustees at each quarterly meeting with respect to proxy voting under these procedures.

ADOPTED:  FEBRUARY 18, 2003
          -----------------
AMENDED:  FEBRUARY 2, 2007
          -----------------

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)   1.    Copy of the Trust  Instrument of the  Registrant  dated November 25,
            1997  (Exhibit  incorporated  by  reference as filed in initial Form
            N-1A on December 4, 1997, accession number 0001004402-97-000244).

      2. Amendment No. 1, dated February 14, 2006, to the Trust Instrument of the Registrant (Exhibit incorporated by reference as Exhibit (a)(2) to PEA No. 28 filed on July 11, 2006, accession number 0001144204-06-028078).

      3. Certificate of Amendment, dated December 28, 2007, to the Trust Instrument of the Registrant (Exhibit incorporated by reference as Exhibit (a)(2) to PEA No. 31 filed on January 8, 2008, accession number 0001111830-08-000048).

(b)   Not Applicable.

(c)   See Sections 2.02, 2.04 and 2.06 of the Trust  Instrument filed as Exhibit
      (a).

(d)   1.    Form  of the  Management  Agreement  by  and  among  Registrant  and
            Nashville Capital Corporation, to be effective as of May 1, 2009, regarding the Monteagle Quality Growth and Select Value Funds -
            Filed herewith.

      2. Management Agreement by and among Registrant and Nashville Capital Corporation, dated as of July 14, 2006, as amended January 11, 2008 and March 31, 2008, regarding the Monteagle Fixed Income, Large Cap Growth, Value and Informed Investor Growth Funds Exhibit (d)(4) as filed in PEA No. 28 on July 11, 2006, accession number 0001144204-06-028078).

      3. Form of the Investment Sub-Advisory Agreement by and among Registrant, Nashville Capital Corporation and Davis Hamilton Jackson & Associates, L.P., to be effective May 1, 2009 with respect to the Quality Growth Fund - Filed herewith.

      4. Investment Sub-Advisory Agreement between Registrant, Nashville Capital Corporation and Howe & Rusling, Inc., dated December 1 2006, with respect to the Monteagle Fixed Income Fund (Exhibit incorporated by reference as Exhibit (d)(3) as filed in PEA No. 29 on December 21, 2006, accession number 0001144204-06-053981).

      5. Investment Sub-Advisory Agreement between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., dated July 14, 2006, with respect to the Monteagle Value Fund (Exhibit incorporated by reference as Exhibit (d)(6) as filed in PEA No. 28 on July 11, 2006, accession number 0001144204-06-028078).

      6. Investment Sub-Advisory Agreement between Registrant, Nashville Capital Corporation and Northstar Capital Management, Inc., dated July 14, 2006, with respect to the Monteagle Large-Cap Growth Fund (Exhibit incorporated by reference as Exhibit (d)(7) as filed in PEA No. 28 on July 11, 2006, accession number 0001144204-06-028078).

      7. Investment Sub-Advisory Agreement between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investors Growth

            Fund, dated March 31, 2008 (Exhibit incorporated by reference as Exhibit (d)(6) as filed in PEA No. 32 on July 11, 2006, accession number 0001144204-06-028078).

      8. Form of the Investment Sub-Advisory Agreement between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, to be effective May 1, 2009, with respect to the Monteagle Select Value Fund - Filed herewith.

(e) Form of the Distribution Agreement between Registrant and Matrix Capital Group, Inc., to be effective May 1, 2009 - Filed herewith.

(f)   None.

(g) Custodian Agreement between Registrant and Investors Bank & Trust Company (now State Street Bank & Trust Company (Exhibit incorporated by reference as filed in PEA No. 7 on March 1, 2000, accession number 0001004402-00-000158).

(h) Form of the Investment Company Services Agreement between Registrant and Matrix Capital Group, Inc. to be effective May 1, 2009 - Filed herewith.

(i)   Opinion of Counsel to Registrant - Filed herewith.

(j)   Consent of Independent Registered Public Accounting firm - Filed herewith.
      (k) None.

(l) Investment Representation letter of original purchaser of shares of Registrant (Exhibit incorporated by reference as filed in post-effective amendment No. 1 on March 18, 1998, accession number 0001004402-98-000197).

(m)   None.

(n)   None.

(p)   1.    Code of  Ethics  adopted  by  Registrant  (Exhibit  incorporated  by reference  as Exhibit  (p)(1) as filed in PEA No. 30 on December 28,
            2007, accession number 0001111830-07-001054).

      2. Code of Ethics adopted by Davis Hamilton Jackson & Associates, L.P. (Exhibit incorporated by reference as Exhibit (p)(2) as filed in PEA No. 30 on December 28, 2007, accession number 0001111830-07-001054).

      3.    Code  of  Ethics  adopted  by  Parkway   Advisors,   L.P.   (Exhibit
            incorporated by reference as Exhibit (p)(3) as filed in PEA No. 30 on December 28, 2007, accession number 0001111830-07-001054).

      4. Code of Ethics adopted by Ultimus Fund Distributors, LLC - (Exhibit incorporated by reference as Exhibit (p)(4) as filed in PEA No. 30 on December 28, 2007, accession number 0001111830-07-001054).

      5. Code of Ethics adopted by Nashville Capital Corporation (Exhibit incorporated by reference as Exhibit (p)(6) as filed in PEA No. 28 on July 11, 2006, accession number 0001144204-06-028078).

      6. Code of Ethics adopted by Howe & Rusling, Inc. (Exhibit incorporated by reference as Exhibit (p)(7) as filed in PEA No. 28 on July 11, 2006, accession number 0001144204-06-028078).

      7. Code of Ethics adopted by Northstar Capital Management, Inc. (Exhibit incorporated by reference as Exhibit (p)(8) as filed in PEA No. 28 on July 11, 2006, accession number 0001144204-06-028078). 8.
            Code of Ethics adopted by Robinson Investment Group, Inc. (Exhibit incorporated by reference as Exhibit (p)(9) as filed in PEA No. 28 on July 11, 2006, accession number 0001144204-06-028078).

      9. Code of Ethics adopted by T.H. Fitzgerald & Company (Exhibit incorporated by reference as Exhibit (p)(9) to PEA No. 31 filed on January 8, 2008, accession number 0001111830-08-000048).

Other Exhibits:  Power of Attorney (Exhibit incorporated by reference as Exhibit
(p)(6)  as  filed  in  PEA  No.   26  on  June  29,   2006,   accession   number
0001144204-06-026909).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 25. INDEMNIFICATION

Section 10.02 of the Registrant's Trust Instrument provides as follows:

SECTION 10.02 INDEMNIFICATION.

(a) Subject to the exceptions and limitations  contained in Subsection 10.02(b):
(i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a Covered Person) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words claim, action, suit, or proceeding shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words liability and expenses shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

Section 4 of the Investment Advisory Agreement provides in substance as follows:

SECTION 4. STANDARD OF CARE

The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Adviser's undertaking these services the Adviser shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, breach of fiduciary duty willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder and except as otherwise provided by law.

Sections 8 and 9 of the Underwriting Agreement provides in substance as follows:

SECTION 8. INDEMNIFICATION OF THE TRUST.

Distributor agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys' fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Distributor or any agent or employee of Distributor or any other person for whose acts Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor's failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributor's failure to comply with applicable laws and the Rules of the NASD. The Distributor will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification. The term "expenses" for purposes of this and the next paragraph includes amounts paid in satisfaction of judgments or in settlements which are made with Distributor's consent. The foregoing rights of indemnification shall be in addition to any other rights to which the Trust or each such person may be entitled as a matter of law.

SECTION 9. INDEMNIFICATION OF DISTRIBUTOR.

The Trust agrees to indemnify and hold harmless Distributor and each person who has been, is, or may hereafter be a director, officer, employee, shareholder or control person of Distributor against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys' fees) reasonably incurred by any of them in connection with the matters to which this Agreement relates, except a loss resulting from the failure of Distributor or any such other person to comply with applicable law or the terms of this Agreement, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under this Agreement, for all of which exceptions Distributor shall be liable to the Trust. The Trust will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

In order that the indemnification provisions contained in this Paragraph 9 shall apply, it is understood that if in any case the Trust may be asked to indemnify Distributor or any other person or hold Distributor or any other person harmless, the Trust shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that Distributor will use all reasonable care to identify and notify the Trust promptly concerning any situation which presents or appears likely to present the probability of such a claim for indemnification against the Trust. The Trust shall have the option to defend Distributor and any such person against any claim which may be the subject of this indemnification, and in the event that the Trust so elects it will so notify Distributor, and thereupon the Trust shall take over complete defense of the claim, and neither Distributor nor any such person shall in such situation initiate further legal or other expenses for which it shall seek indemnification under this Paragraph 9. Distributor shall in no case confess any claim or make any compromise in any case in which the Trust will be asked to indemnify Distributor or any such person except with the Trust's written consent.

Notwithstanding any other provision of this Agreement, Distributor shall be entitled to receive and act upon advice of counsel (who may be counsel for the Trust or its own counsel) and shall be without liability for any action reasonably taken or thing reasonably done pursuant to such advice, provided that such action is not in violation of applicable federal or state laws or regulations.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Nashville Capital Corporation

The descriptions of Nashville Capital Corporation under the caption Management-Investment Adviser in the Prospectuses and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Nashville Capital Corporation together with information as to any other business, profession, vocation or employment of a substantial nature engaged in the officers and directors of Nashville Capital Corporation in the last two years, is included in its application for registration as an investment adviser of Form ADV (File No. 801-32593) and is incorporated by reference herein.

(b) Parkway Advisors, L.P.

The descriptions of Parkway Advisors, L.P. under the caption Management-Sub-Advisers in the Prospectuses and Statement of Additional Information, constituting certain of Parts A and B, respectively, relating to the Select Value Fund, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Parkway Advisors, L.P. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in the officers and directors of Parkway Advisors, L.P. in the last two years, is included in its application for registration as an investment adviser of Form ADV (File No. 801-60265) and is incorporated by reference herein.

(c) Davis Hamilton Jackson & Associates, L.P.

The descriptions of Davis Hamilton Jackson & Associates, L.P., (DHJA) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Quality Growth Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of DHJA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in the officers and directors of DHJA in the last two years, is included in its application for registration as an investment adviser of Form ADV (File No. 801-56194) and is incorporated by reference herein.

(d) Howe & Rusling, Inc.

The descriptions of Howe & Rusling, Inc. (H&R) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Fixed Income Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of H&R, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in the officers and directors of H&R in the last two years, is included in its application for registration as an investment adviser of Form ADV (File No. 801-00294) and is incorporated by reference herein.

(e) Northstar Capital Management, Inc.

The descriptions of Northstar Capital Management, Inc. (Northstar) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Large Cap Growth Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Northstar, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in the officers and directors of Northstar in the last two years, is included in its application for registration as an investment adviser of Form ADV (File No. 801-57639) and is incorporated by reference herein.

(f) Robinson Investment Group, Inc.

The descriptions of Robinson Investment Group, Inc. (Robinson) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Value Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Robinson, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in the officers and directors of

Robinson in the last two years, is included in its application for registration as an investment adviser of Form ADV (File No. 801-51450) and is incorporated by reference herein.

(g) T.H. Fitzgerald & Co.

The descriptions of T.H. Fitzgerald & Co. (Fitzgerald) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Informed Investors Growth Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of T.H. Fitzgerald & Co., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in the officers and directors of Fitzgerald in the last two years, is included in its application for registration as an investment adviser of Form ADV (File No. 801-12196) and is incorporated by reference herein.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Matrix  Capital  Group,  Inc.  (the  "Distributor")  serves as the principal
underwriter  for  the  Registrant.   The  Distributor  also  acts  as  principal
underwriter for the following registered investment companies:

AMIDEX Funds, Inc.
Catalyst Funds
Congressional Effect Fund
Epiphany Funds
The USX China Fund

(b) The table below provides information for each director, officer or partner of the Distributor:

                        POSITIONS WITH PRINCIPAL            POSITIONS
NAME AND PRINCIPAL            UNDERWRITER                WITH REGISTRANT
------------------            -----------                ---------------

Christopher F. Anci
                        President & Treasurer                 None

David F. Ganley                                  Vice President, Secretary & AML
                        Senior Vice President          Compliance Officer
Jennifer Sarkany        Secretary                             None

Mr. Anci and Ms. Sarkany's are located at 335 Madison Avenue, 11th Floor, New York, NY 10017. Mr. Ganley is located at 630 Fitzwatertown Road, Building "A", 2nd Floor, Willow Grove, PA 19090.

(c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Monteagle Funds' administrator, accounting and transfer agent service provider, Matrix Capital Group, Inc., 630

Fitzwatertown Road, Building "A", 2nd Floor, Willow Grove, Pennsylvania 19090. The records required to be maintained under Rule 31a-1 (b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, State Street Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The records required to be maintained under Rule 31a-1 (b)(5), (6) and (9) are maintained at the offices of the Registrant's investment adviser and Sub-advisers as listed in Item 26 hereof.

ITEM 29. MANAGEMENT SERVICES

Not Applicable.

ITEM 30. UNDERTAKINGS

Not Applicable.

SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 33 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 33 to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Abilene, State of Texas on the 29th of December, 2008.

                                        MONTEAGLE FUNDS

                                        /s/ Carl Clayton Peterson
                                        ------------------------------------
                                        By: Carl Clayton Peterson, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Carl Clayton Peterson           Trustee and President          April 8, 2009
---------------------------         (Chief Executive Officer)
Carl Clayton Peterson


/s/ Mark J. Seger                   Treasurer                      April 8, 2009
---------------------------
Mark J. Seger


                                    Trustee                        April 8, 2009
---------------------------
Larry Joe Anderson*


                                    Trustee                        April 8, 2009
---------------------------
Brian Joseph Green*


                                    Trustee                        April 8, 2009
---------------------------
Charles Michael Kinard*


*By: /s/ Paul B. Ordonio
     --------------------------------------
         Paul B. Ordonio, Attorney-in-Fact*
         April 8, 2009

Item 23 - EXHIBIT INDEX

                                   DESCRIPTION

Exhibit No.

(d)(1) Form of the Management Agreement by and among Registrant and Nashville Capital Corporation

(d)(3) Form of the Investment Sub-Advisory Agreement between Registrant, Nashville Capital Corporation and Davis Hamilton Jackson & Assoc. with respect to the Quality Growth Fund.

(d)(8) Form of the Investment Sub-Advisory Agreement between Registrant, Nashville Capital Corporation and Parkway Advisors, LP with respect to the Select Value Fund.

(e) Form of the Distribution Agreement between Registrant and Matrix Capital Group, Inc.

(h) Form of the Investment Company Services Agreement between Registrant and Matrix Capital Group, Inc.

(i)        Opinion of Counsel to Registrant

(j)        Consent of Independent Registered Public Accounting firm